NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 21, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class B (ALVGIB)
53,535 shares (cost $1,054,752)	$1,760,231
VPS International Value Portfolio - Class B (ALVIVB)
21,201 shares (cost $371,364)	342,404
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
23,280 shares (cost $1,007,309)	1,250,131
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
137,082 shares (cost $2,543,241)	2,944,524
Global Allocation V.I. Fund - Class III (MLVGA3)
102,054 shares (cost $1,451,901)	1,514,479
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
3,776 shares (cost $71,771)	84,779
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
10,605 shares (cost $162,804)	213,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
10,477 shares (cost $397,898)	560,309
Stock Index Fund, Inc. - Service Shares (DSIFS)
40,270 shares (cost $1,742,622)	2,156,079
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2,062 shares (cost $62,323)	83,033
Floating-Rate Income Fund (ETVFR)
4,138 shares (cost $37,982)	38,358
Managed Tail Risk Fund II - Service Shares (FCA2S)
103,265 shares (cost $606,240)	541,109
High Income Bond Fund II - Service Shares (FHIBS)
301,172 shares (cost $2,019,192)	2,041,946
Kaufmann Fund II - Primary Shares (FVK2)
5,376 shares (cost $94,793)	103,008
Quality Bond Fund II - Primary Shares (FQB)
120,227 shares (cost $1,337,654)	1,328,507
Quality Bond Fund II - Service Shares (FQBS)
143,609 shares (cost $1,613,959)	1,581,136
Equity-Income Portfolio - Initial Class (FEIP)
355,845 shares (cost $7,186,512)	8,501,147
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
87,246 shares (cost $1,026,993)	1,254,597
High Income Portfolio - Initial Class (FHIP)
1,078,535 shares (cost $5,940,920)	5,878,013
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
55,430 shares (cost $880,700)	1,064,814
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
29,654 shares (cost $419,436)	565,497
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
22,462 shares (cost $333,545)	425,662
VIP Asset Manager Portfolio - Initial Class (FAMP)
127,062 shares (cost $1,919,120)	1,935,162
VIP Asset Manager Portfolio - Service Class (FAMS)
84,294 shares (cost $1,240,256)	1,272,004
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
46,885 shares (cost $646,121)	696,713
VIP Balanced Portfolio - Initial Class (FBP)
610,502 shares (cost $9,291,331)	11,453,024
VIP Balanced Portfolio - Service Class (FBS)
116,893 shares (cost $1,736,655)	2,180,050

VIP Balanced Portfolio - Service Class 2 (FB2)
65,147 shares (cost $1,029,133)	$1,194,153
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
92,553 shares (cost $1,142,841)	1,300,368
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
16,021 shares (cost $169,274)	228,779
VIP Equity-Income Portfolio - Service Class (FEIS)
323,404 shares (cost $6,370,176)	7,687,321
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
372,213 shares (cost $7,496,716)	8,680,014
VIP Growth & Income Portfolio - Initial Class (FGIP)
220,031 shares (cost $3,322,179)	4,996,905
VIP Growth & Income Portfolio - Service Class (FGIS)
238,787 shares (cost $3,567,554)	5,377,473
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
167,228 shares (cost $2,283,517)	3,715,809
VIP Growth Portfolio - Initial Class (FGP)
136,134 shares (cost $5,663,000)	10,080,758
VIP Growth Portfolio - Service Class (FGS)
123,376 shares (cost $5,279,809)	9,100,240
VIP Growth Portfolio - Service Class 2 (FG2)
100,100 shares (cost $4,476,786)	7,293,308
VIP High Income Portfolio - Service Class (FHIS)
479,806 shares (cost $2,580,692)	2,600,546
VIP High Income Portfolio - Service Class 2 (FHI2)
431,436 shares (cost $2,329,733)	2,273,667
VIP Index 500 Portfolio - Initial Class (FIP)
84,824 shares (cost $13,713,546)	23,002,566
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
627,036 shares (cost $8,127,256)	8,026,060
VIP Mid Cap Portfolio - Initial Class (FMCP)
67,520 shares (cost $2,129,081)	2,629,232
VIP Mid Cap Portfolio - Service Class (FMCS)
177,426 shares (cost $5,329,006)	6,848,625
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
349,620 shares (cost $10,713,374)	13,212,126
VIP Money Market Portfolio - Initial Class (FMMP)
3,167,532 shares (cost $3,167,532)	3,167,532
VIP Overseas Portfolio - Initial Class (FOP)
307,630 shares (cost $5,189,299)	7,035,487
VIP Overseas Portfolio - Service Class (FOS)
77,910 shares (cost $1,393,673)	1,774,011
VIP Overseas Portfolio - Service Class 2 (FO2)
103,572 shares (cost $1,959,088)	2,346,937
VIP Value Portfolio - Service Class 2 (FV2)
21,946 shares (cost $280,823)	354,432
VIP Value Strategies Portfolio - Service Class (FVSS)
7,757 shares (cost $96,480)	110,380
VIP Value Portfolio - Service Class (FVS)
15,944 shares (cost $194,688)	260,838
Rising Dividends Securities Fund - Class 1 (FTVRDI)
35,789 shares (cost $845,869)	1,045,392
Templeton Foreign Securities Fund - Class 1 (TIF)
6,278 shares (cost $75,025)	99,190
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
74,951 shares (cost $539,231)	553,887
VI American Franchise Fund - Series II Shares (ACEG2)
30,195 shares (cost $1,326,160)	1,835,868

VI Comstock Fund - Series II Shares (ACC2)
187,305 shares (cost $2,384,591)	$3,847,250
VI Core Equity Fund - Series I Shares (AVGI)
1,247 shares (cost $45,486)	45,807
VI Core Equity Fund - Series II Shares (AVCE2)
13,962 shares (cost $427,640)	505,153
VI International Growth Fund - Series II Shares (AVIE2)
3,914 shares (cost $93,829)	153,921
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
7,941 shares (cost $95,505)	114,431
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2,042 shares (cost $9,803)	11,476
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
27,102 shares (cost $147,942)	149,875
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
3,109 shares (cost $65,151)	73,334
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
62,413 shares (cost $1,066,835)	1,147,155
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
161,024 shares (cost $1,090,208)	1,447,602
New Discovery Series - Service Class (MNDSC)
64,953 shares (cost $1,058,295)	1,206,173
Value Series - Service Class (MVFSC)
121,237 shares (cost $2,266,370)	2,491,428
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
29,883 shares (cost $669,460)	830,739
Core Plus Fixed Income Portfolio - Class II (MSVF2)
20,110 shares (cost $214,359)	219,998
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,006 shares (cost $128,984)	133,614
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
148,703 shares (cost $3,433,877)	3,943,599
American Funds NVIT Bond Fund - Class II (GVABD2)
39,494 shares (cost $459,199)	454,176
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
52,437 shares (cost $1,358,516)	1,662,247
American Funds NVIT Growth Fund - Class II (GVAGR2)
28,809 shares (cost $1,977,776)	2,528,829
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
13,795 shares (cost $646,457)	772,090
Federated NVIT High Income Bond Fund - Class I (HIBF)
14,511 shares (cost $97,454)	95,625
NVIT Emerging Markets Fund - Class II (GEM2)
107,705 shares (cost $1,212,015)	1,455,094
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
8,129 shares (cost $82,992)	95,189
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
7,809 shares (cost $75,561)	91,127
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
617 shares (cost $8,614)	8,697
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,023 shares (cost $14,013)	14,401
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
127,188 shares (cost $1,348,280)	1,299,863
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
60,334 shares (cost $678,850)	683,580
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
56,556 shares (cost $580,460)	622,681

NVIT Cardinal Conservative Fund - Class II (NVCCN2)
27,262 shares (cost $289,416)	$276,979
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
165,022 shares (cost $1,863,678)	1,823,498
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
19,242 shares (cost $199,698)	188,768
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
33,867 shares (cost $377,269)	368,470
NVIT Core Bond Fund - Class I (NVCBD1)
765 shares (cost $8,463)	8,260
NVIT Core Bond Fund - Class II (NVCBD2)
33,518 shares (cost $368,229)	360,653
NVIT Core Plus Bond Fund - Class II (NVLCP2)
32,384 shares (cost $369,912)	364,324
NVIT Nationwide Fund - Class II (TRF2)
2,038 shares (cost $18,558)	38,799
NVIT Government Bond Fund - Class I (GBF)
386,206 shares (cost $4,387,421)	4,136,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
241,004 shares (cost $2,689,557)	3,277,651
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
47,485 shares (cost $724,582)	764,989
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2,257 shares (cost $39,724)	41,921
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
468,295 shares (cost $4,820,056)	4,720,416
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,023,095 shares (cost $21,234,050)	26,340,698
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,027,992 shares (cost $10,850,529)	14,504,961
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
632,743 shares (cost $6,690,125)	7,194,287
NVIT Mid Cap Index Fund - Class I (MCIF)
16,680 shares (cost $382,219)	434,023
NVIT Mid Cap Index Fund - Class II (MCIF2)
114,487 shares (cost $2,441,456)	2,953,759
NVIT Money Market Fund - Class I (SAM)
12,529,735 shares (cost $12,529,735)	12,529,735
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,037 shares (cost $23,397)	24,443
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,949 shares (cost $32,968)	34,033
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
30,981 shares (cost $343,270)	355,356
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2,077 shares (cost $24,699)	28,025
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
234,428 shares (cost $2,342,676)	2,529,482
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
5,818 shares (cost $60,613)	68,769
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
29,268 shares (cost $310,511)	332,195
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
22,577 shares (cost $370,526)	407,965
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,243 shares (cost $70,427)	80,432
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
68,774 shares (cost $852,621)	1,028,862

NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,218 shares (cost $228,169)	$276,606
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,779 shares (cost $1,078,227)	1,240,515
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,085 shares (cost $115,002)	113,404
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,467,723 shares (cost $41,737,490)	48,564,788
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,853,511 shares (cost $31,472,922)	36,254,676
Templeton NVIT International Value Fund - Class III (NVTIV3)
433 shares (cost $5,750)	5,527
NVIT Real Estate Fund - Class II (NVRE2)
142,228 shares (cost $1,053,006)	907,414
Socially Responsive Portfolio - I Class Shares (AMSRS)
7,103 shares (cost $129,408)	181,906
International Growth Fund/VA- Service Shares (OVIGS)
24,758 shares (cost $59,680)	66,847
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,997 shares (cost $244,174)	284,381
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
81,182 shares (cost $3,193,585)	3,805,830
Main Street Fund(R)/VA - Service Class (OVGIS)
131,183 shares (cost $3,054,341)	4,186,035
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
13,867 shares (cost $316,845)	357,634
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
18,602 shares (cost $433,863)	472,851
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
25,854 shares (cost $140,554)	132,631
Global Strategic Income Fund/VA - Service Shares (OVSBS)
565,954 shares (cost $3,057,593)	2,982,579
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
13,815 shares (cost $144,290)	147,408
Low Duration Portfolio - Advisor Class (PMVLAD)
70,148 shares (cost $729,407)	718,315
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
3,373 shares (cost $43,761)	44,327
VT Equity Income Fund: Class IB (PVEIB)
4,747 shares (cost $113,032)	126,699
VT Growth Opportunities Fund: Class IB (PVGOB)
37,252 shares (cost $288,551)	371,406
VT International Equity Fund: Class IB (PVTIGB)
2,829 shares (cost $31,973)	43,136
VT Small Cap Value Fund: Class IB (PVTSCB)
2,341 shares (cost $35,313)	37,932
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
13,922 shares (cost $264,931)	318,399
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
7,063 shares (cost $211,818)	167,617
Variable Insurance Portfolios - Asset Strategy (WRASP)
55,455 shares (cost $535,634)	519,495
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
10,746 shares (cost $96,695)	109,399

Total Investments	$402,362,916

Other Accounts Receivable	1,491
Accounts Receivable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	63

Accounts Receivable - VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	$66
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	9
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	5
Accounts Receivable - NVIT Nationwide Fund - Class II (TRF2)	10
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	8
Accounts Receivable - Templeton NVIT International Value Fund - Class III (NVTIV3)	7
Accounts Receivable - VT International Equity Fund: Class IB (PVTIGB)	28
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(56)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(30)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(6)

$402,364,511

Contract Owners’ Equity:
Accumulation units	401,857,271
Contracts in payout (annuitization) period (note 1f)	507,240

Total Contract Owners’ Equity (note 5)	$402,364,511

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DVMCSS	DVSCS
Reinvested dividends	$4,786,273	21,110	6,358	-	6,903	19,908	771	1,580
Mortality and expense risk charges (note 2)	(4,704,001)	(20,110)	(3,970)	(15,795)	(33,080)	(19,165)	(858)	(2,373)

Net investment income (loss)	82,272	1,000	2,388	(15,795)	(26,177)	743	(87)	(793)

Realized gain (loss) on investments	12,338,413	118,161	(15,349)	165,905	167,403	(51,423)	(562)	14,748
Change in unrealized gain (loss) on investments	37,161,660	10,055	81,747	86,498	27,129	234,999	9,850	(3,102)

Net gain (loss) on investments	49,500,073	128,216	66,398	252,403	194,532	183,576	9,288	11,646

Reinvested capital gains	12,963,625	146,233	-	76,122	140,532	17,521	1,413	10,339

Net increase (decrease) in contract owners’ equity resulting from operations	$62,545,970	275,449	68,786	312,730	308,887	201,840	10,614	21,192

Investment Activity:	DSIF	DSIFS	DSRG	ETVFR	FCA2S	FHIBS	FVK2	FQB
Reinvested dividends	$10,293	28,281	894	1,477	7,162	140,473	-	41,325
Mortality and expense risk charges (note 2)	(6,648)	(21,545)	(861)	(462)	(5,681)	(24,646)	(1,199)	(14,786)

Net investment income (loss)	3,645	6,736	33	1,015	1,481	115,827	(1,199)	26,539

Realized gain (loss) on investments	99,370	39,232	438	531	(7,158)	9,670	1,002	(4,120)
Change in unrealized gain (loss) on investments	(3,441)	251,469	4,715	(412)	53,511	(13,303)	13,256	17,406

Net gain (loss) on investments	95,929	290,701	5,153	119	46,353	(3,633)	14,258	13,286

Reinvested capital gains	15,706	44,515	5,140	-	-	-	10,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	$115,280	341,952	10,326	1,134	47,834	112,194	23,819	39,825

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP
Reinvested dividends	$79,097	141,315	15,459	314,660	12,864	6,427	4,247	35,512
Mortality and expense risk charges (note 2)	(27,595)	(120,143)	(14,745)	(85,603)	(15,455)	(5,421)	(4,008)	(27,134)

Net investment income (loss)	51,502	21,172	714	229,057	(2,591)	1,006	239	8,378

Realized gain (loss) on investments	(28,394)	282,269	195,554	289,990	118,015	30,393	6,132	35,128
Change in unrealized gain (loss) on investments	48,660	434,207	(321,514)	(186,550)	(89,154)	(15,050)	5,506	(31,651)

Net gain (loss) on investments	20,266	716,476	(125,960)	103,440	28,861	15,343	11,638	3,477

Reinvested capital gains	-	182,216	343,159	-	149,826	71,827	52,474	216,896

Net increase (decrease) in contract owners’ equity resulting from operations	$71,768	919,864	217,913	332,497	176,096	88,176	64,351	228,751

Investment Activity:	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS
Reinvested dividends	$22,528	10,941	163,192	29,660	15,728	7,676	1,622	120,687
Mortality and expense risk charges (note 2)	(13,069)	(6,614)	(158,402)	(21,293)	(16,109)	(14,780)	(2,034)	(78,036)

Net investment income (loss)	9,459	4,327	4,790	8,367	(381)	(7,104)	(412)	42,651

Realized gain (loss) on investments	63,624	1,272	219,657	57,766	196,418	115,986	3,979	(78,409)
Change in unrealized gain (loss) on investments	(66,589)	(1,198)	1,053,412	184,901	(26,898)	67,024	26,017	720,085

Net gain (loss) on investments	(2,965)	74	1,273,069	242,667	169,520	183,010	29,996	641,676

Reinvested capital gains	153,511	74,732	290,721	55,124	36,285	81,716	13,288	159,963

Net increase (decrease) in contract owners’ equity resulting from operations	$160,005	79,133	1,568,580	306,158	205,424	257,622	42,872	844,290

Investment Activity:	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS
Reinvested dividends	$126,717	60,370	60,193	38,586	20,682	10,823	5,940	139,102
Mortality and expense risk charges (note 2)	(98,911)	(66,962)	(50,954)	(39,283)	(133,201)	(85,424)	(75,975)	(27,650)

Net investment income (loss)	27,806	(6,592)	9,239	(697)	(112,519)	(74,601)	(70,035)	111,452

Realized gain (loss) on investments	475,162	219,961	263,242	121,170	625,092	652,035	379,393	167,319
Change in unrealized gain (loss) on investments	254,656	361,349	356,774	301,188	1,502,243	1,268,277	1,171,146	(112,928)

Net gain (loss) on investments	729,818	581,310	620,016	422,358	2,127,335	1,920,312	1,550,539	54,391

Reinvested capital gains	186,289	117,511	125,012	87,835	681,343	619,085	510,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$943,913	692,229	754,267	509,496	2,696,159	2,464,796	1,990,711	165,843

Investment Activity:	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP
Reinvested dividends	$120,813	390,793	195,483	17,361	40,160	61,527	21,978	92,550
Mortality and expense risk charges (note 2)	(26,826)	(258,403)	(99,413)	(33,072)	(64,141)	(137,482)	(42,170)	(90,539)

Net investment income (loss)	93,987	132,390	96,070	(15,711)	(23,981)	(75,955)	(20,192)	2,011

Realized gain (loss) on investments	32,653	913,954	1,483	129,874	142,327	377,536	-	(14,992)
Change in unrealized gain (loss) on investments	12,044	2,926,962	115,490	215,992	752,984	1,322,518	-	1,621,805

Net gain (loss) on investments	44,697	3,840,916	116,973	345,866	895,311	1,700,054	-	1,606,813

Reinvested capital gains	-	69,747	39,284	114,923	296,855	598,478	-	6,042

Net increase (decrease) in contract owners’ equity resulting from operations	$138,684	4,043,053	252,327	445,078	1,168,185	2,222,577	(20,192)	1,614,866

Investment Activity:	FOS	FO2	FV2	FVSS	FVS	FTVRDI	TIF	FTVFA2
Reinvested dividends	$22,339	26,472	3,780	1,446	3,008	17,345	2,709	14,571
Mortality and expense risk charges (note 2)	(16,927)	(24,718)	(3,954)	(1,018)	(2,358)	(10,893)	(1,060)	(6,196)

Net investment income (loss)	5,412	1,754	(174)	428	650	6,452	1,649	8,375

Realized gain (loss) on investments	7,071	6,810	23,155	1,739	1,120	84,064	(745)	(5,135)
Change in unrealized gain (loss) on investments	402,155	562,471	13,972	(9,368)	24,518	51,059	13,193	28,200

Net gain (loss) on investments	409,226	569,281	37,127	(7,629)	25,638	135,123	12,448	23,065

Reinvested capital gains	1,573	2,060	9,661	24,219	6,901	35,886	-	22,462

Net increase (decrease) in contract owners’ equity resulting from operations	$416,211	573,095	46,614	17,018	33,189	177,461	14,097	53,902

Investment Activity:	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	IVKMG1	IVKMG2
Reinvested dividends	$-	70,219	462	3,976	1,817	580	-	-
Mortality and expense risk charges (note 2)	(19,812)	(42,121)	(493)	(6,364)	(1,530)	(1,320)	(118)	(1,516)

Net investment income (loss)	(19,812)	28,098	(31)	(2,388)	287	(740)	(118)	(1,516)

Realized gain (loss) on investments	75,584	220,530	652	23,049	1,762	10,623	251	1,238
Change in unrealized gain (loss) on investments	194,174	150,298	2,052	9,778	25,286	2,828	1,290	15,566

Net gain (loss) on investments	269,758	370,828	2,704	32,827	27,048	13,451	1,541	16,804

Reinvested capital gains	140,161	153,835	2,317	25,892	-	2,244	685	9,060

Net increase (decrease) in contract owners’ equity resulting from operations	$390,107	552,761	4,990	56,331	27,335	14,955	2,108	24,348

Investment Activity:	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2
Reinvested dividends	$1,326	4,849	-	-	45,051	10,285	6,436	1,998
Mortality and expense risk charges (note 2)	(866)	(12,965)	(17,054)	(13,095)	(30,078)	(8,809)	(2,371)	(1,417)

Net investment income (loss)	460	(8,116)	(17,054)	(13,095)	14,973	1,476	4,065	581

Realized gain (loss) on investments	6,988	(13,178)	172,729	28,147	196,651	41,085	1,932	4,963
Change in unrealized gain (loss) on investments	9,061	223,899	79,184	218,443	54,863	138,963	4,327	(793)

Net gain (loss) on investments	16,049	210,721	251,913	246,590	251,514	180,048	6,259	4,170

Reinvested capital gains	-	60,593	89,052	22,768	104,352	750	-	4,729

Net increase (decrease) in contract owners’ equity resulting from operations	$16,509	263,198	323,911	256,263	370,839	182,274	10,324	9,480

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6
Reinvested dividends	$39,175	6,593	11,076	7,861	9,656	5,399	12,189	1,970
Mortality and expense risk charges (note 2)	(38,415)	(6,492)	(18,184)	(28,433)	(7,438)	(1,371)	(14,480)	(1,488)

Net investment income (loss)	760	101	(7,108)	(20,572)	2,218	4,028	(2,291)	482

Realized gain (loss) on investments	171,391	(757)	174,582	351,683	9,645	(3,776)	5,857	8,498
Change in unrealized gain (loss) on investments	232,778	11,577	140,142	108,663	49,888	7,358	421,316	24,309

Net gain (loss) on investments	404,169	10,820	314,724	460,346	59,533	3,582	427,173	32,807

Reinvested capital gains	78,921	1,491	123,581	192,013	68,338	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,850	12,412	431,197	631,787	130,089	7,610	424,882	33,289

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$402	55	74	15,316	12,381	9,842	5,724	31,198
Mortality and expense risk charges (note 2)	(754)	(176)	(135)	(13,741)	(7,340)	(6,855)	(3,233)	(20,103)

Net investment income (loss)	(352)	(121)	(61)	1,575	5,041	2,987	2,491	11,095

Realized gain (loss) on investments	412	(268)	(131)	(1,755)	4,353	6,121	(3,787)	8,175
Change in unrealized gain (loss) on investments	13,324	1,159	1,129	121,204	29,922	32,662	10,080	86,262

Net gain (loss) on investments	13,736	891	998	119,449	34,275	38,783	6,293	94,437

Reinvested capital gains	1,747	1,557	1,235	82,580	30,876	39,180	5,999	106,759

Net increase (decrease) in contract owners’ equity resulting from operations	$15,131	2,327	2,172	203,604	70,192	80,950	14,783	212,291

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA
Reinvested dividends	$2,344	6,969	244	10,413	8,707	282	90,083	48,017
Mortality and expense risk charges (note 2)	(1,632)	(5,767)	(89)	(6,322)	(4,439)	(454)	(48,695)	(38,178)

Net investment income (loss)	712	1,202	155	4,091	4,268	(172)	41,388	9,839

Realized gain (loss) on investments	544	(8,635)	(3)	(3,279)	(18,154)	7,217	(86,288)	77,097
Change in unrealized gain (loss) on investments	9,518	28,325	97	18,936	22,689	(97)	90,842	172,063

Net gain (loss) on investments	10,062	19,690	94	15,657	4,535	7,120	4,554	249,160

Reinvested capital gains	12,961	15,279	-	-	-	-	-	227,499

Net increase (decrease) in contract owners’ equity resulting from operations	$23,735	36,171	249	19,748	8,803	6,948	45,942	486,498

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2
Reinvested dividends	$13,618	653	91,499	455,503	225,898	130,378	4,472	25,448
Mortality and expense risk charges (note 2)	(8,500)	(408)	(59,238)	(324,169)	(169,472)	(87,711)	(4,456)	(32,739)

Net investment income (loss)	5,118	245	32,261	131,334	56,426	42,667	16	(7,291)

Realized gain (loss) on investments	48,035	3,825	5,003	959,140	534,729	236,869	26,986	136,402
Change in unrealized gain (loss) on investments	(319)	(366)	76,753	295,858	533,624	(31,216)	2,242	79,993

Net gain (loss) on investments	47,716	3,459	81,756	1,254,998	1,068,353	205,653	29,228	216,395

Reinvested capital gains	17,635	964	97,817	1,539,873	898,527	296,299	25,037	173,628

Net increase (decrease) in contract owners’ equity resulting from operations	$70,469	4,668	211,834	2,926,205	2,023,306	544,619	54,281	382,732

Investment Activity:	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2
Reinvested dividends	$53,835	222	855	8,319	27	30,769	-	3,635
Mortality and expense risk charges (note 2)	(134,474)	(222)	(342)	(3,524)	(317)	(29,903)	(817)	(3,433)

Net investment income (loss)	(80,639)	-	513	4,795	(290)	866	(817)	202

Realized gain (loss) on investments	-	8	(26)	(2,675)	(1,401)	118,548	(2,918)	(2,762)
Change in unrealized gain (loss) on investments	-	4,088	5,618	64,224	7,779	58,650	17,665	24,568

Net gain (loss) on investments	-	4,096	5,592	61,549	6,378	177,198	14,747	21,806

Reinvested capital gains	-	-	-	-	1,151	138,806	3,322	17,277

Net increase (decrease) in contract owners’ equity resulting from operations	$(80,639)	4,096	6,105	66,344	7,239	316,870	17,252	39,285

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$-	398	2,828	-	-	2,298	217,622	80,319
Mortality and expense risk charges (note 2)	(6,124)	(849)	(11,922)	(3,354)	(13,698)	(945)	(643,396)	(367,617)

Net investment income (loss)	(6,124)	(451)	(9,094)	(3,354)	(13,698)	1,353	(425,774)	(287,298)

Realized gain (loss) on investments	(32,199)	4,014	52,794	27,566	66,666	(970)	1,151,746	739,234
Change in unrealized gain (loss) on investments	140,368	(1,218)	(20,180)	(10,149)	(3,072)	(125)	8,774,991	6,620,557

Net gain (loss) on investments	108,169	2,796	32,614	17,417	63,594	(1,095)	9,926,737	7,359,791

Reinvested capital gains	3,524	3,692	48,644	23,108	83,023	-	1,096,087	825,975

Net increase (decrease) in contract owners’ equity resulting from operations	$105,569	6,037	72,164	37,171	132,919	258	10,597,050	7,898,468

Investment Activity:	NVTIV3	NVRE2	AMSRS	OVIGS	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$105	17,913	890	444	2,049	26,253	43,315	2,678
Mortality and expense risk charges (note 2)	(56)	(11,022)	(2,117)	(474)	(2,428)	(40,596)	(48,347)	(3,719)

Net investment income (loss)	49	6,891	(1,227)	(30)	(379)	(14,343)	(5,032)	(1,041)

Realized gain (loss) on investments	(68)	(100,093)	26,494	881	339	58,919	177,561	24,644
Change in unrealized gain (loss) on investments	1,016	128,035	1,956	9,798	66,674	1,022,491	348,474	459

Net gain (loss) on investments	948	27,942	28,450	10,679	67,013	1,081,410	526,035	25,103

Reinvested capital gains	-	15,973	6,405	-	-	-	71,043	16,441

Net increase (decrease) in contract owners’ equity resulting from operations	$997	50,806	33,628	10,649	66,634	1,067,067	592,046	40,503

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVEIB	PVGOB
Reinvested dividends	$2,770	3,063	61,890	2,135	12,622	2,237	-	464
Mortality and expense risk charges (note 2)	(5,620)	(1,386)	(34,772)	(1,547)	(10,876)	(625)	(867)	(5,160)

Net investment income (loss)	(2,850)	1,677	27,118	588	1,746	1,612	(867)	(4,696)

Realized gain (loss) on investments	(4,463)	(971)	(17,636)	(3,237)	(18,649)	(53)	333	45,807
Change in unrealized gain (loss) on investments	37,705	5,978	139,345	15,540	19,701	2,073	13,667	78,209

Net gain (loss) on investments	33,242	5,007	121,709	12,303	1,052	2,020	14,000	124,016

Reinvested capital gains	23,097	-	-	-	-	-	-	5,981

Net increase (decrease) in contract owners’ equity resulting from operations	$53,489	6,684	148,827	12,891	2,798	3,632	13,133	125,301

Investment Activity:	PVTIGB	PVTSCB	VWHAS	VWHA	WRASP	WFVSCG	PVGIB
Reinvested dividends	$2,186	278	-	-	7,954	-	2,564
Mortality and expense risk charges (note 2)	(894)	(422)	(3,093)	(1,797)	(5,524)	(1,237)	(499)

Net investment income (loss)	1,292	(144)	(3,093)	(1,797)	2,430	(1,237)	2,065

Realized gain (loss) on investments	6,057	(290)	10,644	(5,425)	(61,478)	(3,151)	10,370
Change in unrealized gain (loss) on investments	11,888	1,291	(20,987)	727	141,453	24,926	(20,742)

Net gain (loss) on investments	17,945	1,001	(10,343)	(4,698)	79,975	21,775	(10,372)

Reinvested capital gains	-	1,581	-	-	-	3,056	13,813

Net increase (decrease) in contract owners’ equity resulting from operations	$19,237	2,438	(13,436)	(6,495)	82,405	23,594	5,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVGIB		ALVIVB		ALVPGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,272	607,643	1,000	(6,268)	2,388	(583)	(15,795)	(10,219)
Realized gain (loss) on investments	12,338,413	7,804,903	118,161	138,331	(15,349)	(50,964)	165,905	53,990
Change in unrealized gain (loss) on investments	37,161,660	(18,620,450)	10,055	(84,904)	81,747	43,545	86,498	(136,263)
Reinvested capital gains	12,963,625	32,763,541	146,233	109,019	-	-	76,122	103,417

Net increase (decrease) in contract owners’ equity resulting from operations	62,545,970	22,555,637	275,449	156,178	68,786	(8,002)	312,730	10,925

Equity transactions:
Purchase payments received from contract owners (note 3)	8,013,742	5,298,006	8,019	51,710	-	-	48,344	50,309
Transfers between funds	-	-	(57,229)	(31,589)	(1,788)	(40,000)	158,746	182,151
Redemptions (note 3)	(58,277,533)	(55,004,418)	(229,633)	(334,728)	(25,518)	(16,474)	(215,765)	(142,237)
Annuity benefits	(128,483)	(130,495)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(23,510)	(25,099)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,450)	(5,838)	-	-	-	-	-	(9)
Adjustments to maintain reserves	12,693	76,059	(131)	(165)	(87)	2	(84)	(81)

Net equity transactions	(50,412,541)	(49,791,785)	(278,974)	(314,772)	(27,393)	(56,472)	(8,759)	90,133

Net change in contract owners’ equity	12,133,429	(27,236,148)	(3,525)	(158,594)	41,393	(64,474)	303,971	101,058
Contract owners’ equity beginning of period	390,231,082	417,467,230	1,763,718	1,922,312	301,032	365,506	946,130	845,072

Contract owners’ equity end of period	$402,364,511	390,231,082	1,760,193	1,763,718	342,425	301,032	1,250,101	946,130

CHANGES IN UNITS:
Beginning units	19,231,820	21,820,838	82,758	99,036	18,176	21,773	48,231	43,631
Units purchased	1,734,565	1,415,639	3,853	4,475	1,122	-	14,583	12,715
Units redeemed	(4,049,254)	(4,004,657)	(16,575)	(20,753)	(2,710)	(3,597)	(12,801)	(8,115)

Ending units	16,917,131	19,231,820	70,036	82,758	16,588	18,176	50,013	48,231

	ALVSVB		MLVGA3		DVMCSS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,177)	(23,281)	743	(896)	(87)	(167)	(793)	(345)
Realized gain (loss) on investments	167,403	267,629	(51,423)	(86,202)	(562)	(1,088)	14,748	33,807
Change in unrealized gain (loss) on investments	27,129	186,933	234,999	147,778	9,850	6,542	(3,102)	(6,123)
Reinvested capital gains	140,532	170,047	17,521	-	1,413	5,657	10,339	20,045

Net increase (decrease) in contract owners’ equity resulting from operations	308,887	601,328	201,840	60,680	10,614	10,944	21,192	47,384

Equity transactions:
Purchase payments received from contract owners (note 3)	28,798	34,404	11,758	1,608	960	960	9	10
Transfers between funds	(111,663)	17,835	17,796	(98,461)	(12,500)	-	(16,892)	(26,926)
Redemptions (note 3)	(261,581)	(579,305)	(501,839)	(394,487)	(3,574)	(3,325)	(25,477)	(27,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(143)	-	(2)	-	-	-	-	-
Adjustments to maintain reserves	(283)	(96)	(50)	(89)	4	(20)	(62)	58

Net equity transactions	(344,872)	(527,162)	(472,337)	(491,429)	(15,110)	(2,385)	(42,422)	(54,529)

Net change in contract owners’ equity	(35,985)	74,166	(270,497)	(430,749)	(4,496)	8,559	(21,230)	(7,145)
Contract owners’ equity beginning of period	2,980,413	2,906,247	1,784,930	2,215,679	89,273	80,714	234,572	241,717

Contract owners’ equity end of period	$2,944,428	2,980,413	1,514,433	1,784,930	84,777	89,273	213,342	234,572

CHANGES IN UNITS:
Beginning units	84,356	101,663	114,523	146,175	7,442	7,670	7,087	9,079
Units purchased	3,205	2,933	1,820	21,648	76	88	146	23
Units redeemed	(13,075)	(20,240)	(29,703)	(53,300)	(1,314)	(316)	(1,432)	(2,015)

Ending units	74,486	84,356	86,640	114,523	6,204	7,442	5,801	7,087

	DSIF		DSIFS		DSRG		ETVFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,645	5,499	6,736	10,559	33	167	1,015	813
Realized gain (loss) on investments	99,370	37,380	39,232	129,129	438	853	531	423
Change in unrealized gain (loss) on investments	(3,441)	(7,095)	251,469	(37,433)	4,715	(1,769)	(412)	1,295
Reinvested capital gains	15,706	21,329	44,515	59,846	5,140	7,064	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,280	57,113	341,952	162,101	10,326	6,315	1,134	2,531

Equity transactions:
Purchase payments received from contract owners (note 3)	2,178	1,830	4,192	5,944	-	-	-	6,751
Transfers between funds	36,400	(14,625)	191,921	90,057	-	-	(20,702)	59,034
Redemptions (note 3)	(191,832)	(80,996)	(66,857)	(298,010)	(946)	(4,858)	(4,593)	(22,404)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	(54)	(105)	(79)	36	(10)	(22)	3

Net equity transactions	(153,276)	(93,845)	129,151	(202,088)	(910)	(4,868)	(25,317)	43,384

Net change in contract owners’ equity	(37,996)	(36,732)	471,103	(39,987)	9,416	1,447	(24,183)	45,915
Contract owners’ equity beginning of period	598,298	635,030	1,684,953	1,724,940	73,680	72,233	62,534	16,619

Contract owners’ equity end of period	$560,302	598,298	2,156,056	1,684,953	83,096	73,680	38,351	62,534

CHANGES IN UNITS:
Beginning units	24,961	29,347	64,894	72,979	3,569	3,820	5,961	1,710
Units purchased	2,179	132	8,908	10,637	-	-	27	8,184
Units redeemed	(7,637)	(4,518)	(4,456)	(18,722)	(40)	(251)	(2,417)	(3,933)

Ending units	19,503	24,961	69,346	64,894	3,529	3,569	3,571	5,961

	FCA2S		FHIBS		FVK2		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,481	2,666	115,827	114,143	(1,199)	(1,203)	26,539	34,147
Realized gain (loss) on investments	(7,158)	(24,549)	9,670	(7,337)	1,002	2,629	(4,120)	23,726
Change in unrealized gain (loss) on investments	53,511	(12,947)	(13,303)	180,872	13,256	(9,909)	17,406	(21,126)
Reinvested capital gains	-	-	-	-	10,760	7,572	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,834	(34,830)	112,194	287,678	23,819	(911)	39,825	36,747

Equity transactions:
Purchase payments received from contract owners (note 3)	3,209	3,980	14,012	10,014	-	29,601	305,142	2,781
Transfers between funds	2,951	(31,819)	(178,513)	8,242	(3,113)	(47,035)	74,499	(108,960)
Redemptions (note 3)	(34,633)	(77,320)	(202,138)	(328,371)	(12,707)	(20,553)	(348,103)	(142,397)
Annuity benefits	-	-	(552)	(516)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(2)	-	-	-	-	-	-
Adjustments to maintain reserves	(69)	(44)	37	(217)	(31)	(5)	(29)	(6)

Net equity transactions	(28,546)	(105,205)	(367,154)	(310,848)	(15,851)	(37,992)	31,509	(248,582)

Net change in contract owners’ equity	19,288	(140,035)	(254,960)	(23,170)	7,968	(38,903)	71,334	(211,835)
Contract owners’ equity beginning of period	521,801	661,836	2,296,968	2,320,138	95,052	133,955	1,257,174	1,469,009

Contract owners’ equity end of period	$541,089	521,801	2,042,008	2,296,968	103,020	95,052	1,328,508	1,257,174

CHANGES IN UNITS:
Beginning units	45,424	54,483	92,115	105,531	5,224	7,514	77,840	93,418
Units purchased	525	757	1,438	1,721	-	1,796	29,639	1,253
Units redeemed	(2,925)	(9,816)	(15,815)	(15,137)	(750)	(4,086)	(27,999)	(16,831)

Ending units	43,024	45,424	77,738	92,115	4,474	5,224	79,480	77,840

	FQBS		FEIP		FVSS2		FHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,502	71,325	21,172	74,910	714	(4,917)	229,057	243,315
Realized gain (loss) on investments	(28,394)	(11)	282,269	(182,140)	195,554	169,643	289,990	186,029
Change in unrealized gain (loss) on investments	48,660	7,060	434,207	873,379	(321,514)	(48,266)	(186,550)	349,208
Reinvested capital gains	-	-	182,216	553,926	343,159	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,768	78,374	919,864	1,320,075	217,913	116,460	332,497	778,552

Equity transactions:
Purchase payments received from contract owners (note 3)	32,158	15,291	141,896	87,376	3,095	8,882	39,076	14,741
Transfers between funds	(78,126)	(26,003)	(329,313)	(114,527)	(206,656)	(87,684)	(28,213)	(28,404)
Redemptions (note 3)	(1,324,544)	(358,963)	(1,277,733)	(818,195)	(217,705)	(206,640)	(898,848)	(582,876)
Annuity benefits	-	-	(4,631)	(4,104)	(1,014)	(893)	(1,639)	(1,511)
Contract maintenance charges (note 2)	-	-	(1,495)	(1,726)	-	-	(1,056)	(1,105)
Contingent deferred sales charges (note 2)	-	(6)	(105)	(416)	(7)	(15)	(1,421)	(65)
Adjustments to maintain reserves	(97)	(110)	(148)	(45)	(225)	(23)	245	292

Net equity transactions	(1,370,609)	(369,791)	(1,471,529)	(851,637)	(422,512)	(286,373)	(891,856)	(598,928)

Net change in contract owners’ equity	(1,298,841)	(291,417)	(551,665)	468,438	(204,599)	(169,913)	(559,359)	179,624
Contract owners’ equity beginning of period	2,879,983	3,171,400	9,052,754	8,584,316	1,459,120	1,629,033	6,437,399	6,257,775

Contract owners’ equity end of period	$1,581,142	2,879,983	8,501,089	9,052,754	1,254,521	1,459,120	5,878,040	6,437,399

CHANGES IN UNITS:
Beginning units	183,562	207,106	316,487	348,971	62,029	74,615	343,791	377,558
Units purchased	5,141	8,214	6,726	4,281	357	1,246	13,824	982
Units redeemed	(90,310)	(31,758)	(56,811)	(36,765)	(17,330)	(13,832)	(60,860)	(34,749)

Ending units	98,393	183,562	266,402	316,487	45,056	62,029	296,755	343,791

	FAMGP		FAMGS		FAMG2		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,591)	(627)	1,006	1,706	239	867	8,378	468
Realized gain (loss) on investments	118,015	23,875	30,393	22,108	6,132	2,045	35,128	80,613
Change in unrealized gain (loss) on investments	(89,154)	(30,273)	(15,050)	(26,139)	5,506	(4,040)	(31,651)	(142,824)
Reinvested capital gains	149,826	17,327	71,827	8,685	52,474	5,566	216,896	88,287

Net increase (decrease) in contract owners’ equity resulting from operations	176,096	10,302	88,176	6,360	64,351	4,438	228,751	26,544

Equity transactions:
Purchase payments received from contract owners (note 3)	68,799	1,901	-	-	590	-	833	2,214
Transfers between funds	88,335	(3,779)	8	1,286	(2,597)	-	(104,173)	(118,562)
Redemptions (note 3)	(414,121)	(117,465)	(90,027)	(62,178)	(27,576)	(8,764)	(121,213)	(153,383)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(307)	(294)	-	-	-	-	(235)	(251)
Contingent deferred sales charges (note 2)	-	(17)	-	(153)	-	-	-	(50)
Adjustments to maintain reserves	(58)	(28)	(24)	(48)	(35)	(38)	(32)	(35)

Net equity transactions	(257,352)	(119,682)	(90,043)	(61,093)	(29,618)	(8,802)	(224,820)	(270,067)

Net change in contract owners’ equity	(81,256)	(109,380)	(1,867)	(54,733)	34,733	(4,364)	3,931	(243,523)
Contract owners’ equity beginning of period	1,146,073	1,255,453	567,386	622,119	390,894	395,258	1,931,202	2,174,725

Contract owners’ equity end of period	$1,064,817	1,146,073	565,519	567,386	425,627	390,894	1,935,133	1,931,202

CHANGES IN UNITS:
Beginning units	54,615	60,464	31,924	35,452	28,546	29,199	86,285	98,691
Units purchased	6,822	130	8	72	42	-	294	566
Units redeemed	(18,073)	(5,979)	(4,776)	(3,600)	(2,115)	(653)	(9,700)	(12,972)

Ending units	43,364	54,615	27,156	31,924	26,473	28,546	76,879	86,285

	FAMS		FAM2		FBP		FBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,459	5,168	4,327	1,560	4,790	(11,094)	8,367	5,625
Realized gain (loss) on investments	63,624	5,224	1,272	4,178	219,657	99,601	57,766	8,617
Change in unrealized gain (loss) on investments	(66,589)	(45,131)	(1,198)	(27,104)	1,053,412	257,050	184,901	52,432
Reinvested capital gains	153,511	62,261	74,732	29,654	290,721	286,101	55,124	54,391

Net increase (decrease) in contract owners’ equity resulting from operations	160,005	27,522	79,133	8,288	1,568,580	631,658	306,158	121,065

Equity transactions:
Purchase payments received from contract owners (note 3)	3,630	338,956	3,682	-	222,413	64,895	29,373	4,161
Transfers between funds	301	134	(3,682)	(34,496)	(156,272)	(3,534)	(54,983)	(92,461)
Redemptions (note 3)	(241,673)	(500,955)	(15,718)	(71,600)	(1,340,720)	(1,283,132)	(195,687)	(201,774)
Annuity benefits	-	-	-	-	(2,318)	(2,189)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,589)	(1,807)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(114)	-	-
Adjustments to maintain reserves	37	(70)	(18)	(51)	591	266	(13)	(57)

Net equity transactions	(237,705)	(161,935)	(15,736)	(106,147)	(1,277,895)	(1,225,615)	(221,310)	(290,131)

Net change in contract owners’ equity	(77,700)	(134,413)	63,397	(97,859)	290,685	(593,957)	84,848	(169,066)
Contract owners’ equity beginning of period	1,349,741	1,484,154	633,306	731,165	11,162,374	11,756,331	2,095,202	2,264,268

Contract owners’ equity end of period	$1,272,041	1,349,741	696,703	633,306	11,453,059	11,162,374	2,180,050	2,095,202

CHANGES IN UNITS:
Beginning units	67,991	76,295	39,924	47,172	346,852	385,859	92,071	105,527
Units purchased	183	17,814	228	-	7,119	5,018	1,326	198
Units redeemed	(11,373)	(26,118)	(1,153)	(7,248)	(43,773)	(44,025)	(10,472)	(13,654)

Ending units	56,801	67,991	38,999	39,924	310,198	346,852	82,925	92,071

	FB2		FCS		FDCA2		FDCAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(381)	1,216	-	-	(7,104)	(9,272)	(412)	(199)
Realized gain (loss) on investments	196,418	15,663	-	-	115,986	66,521	3,979	1,427
Change in unrealized gain (loss) on investments	(26,898)	28,503	-	-	67,024	(108,537)	26,017	(5,682)
Reinvested capital gains	36,285	38,780	-	-	81,716	64,780	13,288	7,483

Net increase (decrease) in contract owners’ equity resulting from operations	205,424	84,162	-	-	257,622	13,492	42,872	3,029

Equity transactions:
Purchase payments received from contract owners (note 3)	36,590	717	69	-	3,255	3,947	-	-
Transfers between funds	(414,658)	(23,833)	(69)	-	(274,168)	(88,245)	(20)	21
Redemptions (note 3)	(142,038)	(117,154)	-	-	(148,712)	(135,915)	(9,716)	(4,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(107)	(22)	-	-	(91)	(9)	(18)	3

Net equity transactions	(520,213)	(140,292)	-	-	(419,716)	(220,222)	(9,754)	(4,557)

Net change in contract owners’ equity	(314,789)	(56,130)	-	-	(162,094)	(206,730)	33,118	(1,528)
Contract owners’ equity beginning of period	1,508,912	1,565,042	-	-	1,462,454	1,669,184	195,656	197,184

Contract owners’ equity end of period	$1,194,123	1,508,912	-	-	1,300,360	1,462,454	228,774	195,656

CHANGES IN UNITS:
Beginning units	79,584	87,296	-	-	95,588	110,200	11,768	12,070
Units purchased	2,767	47	(5)	-	200	377	1	4
Units redeemed	(27,391)	(7,759)	5	-	(27,884)	(14,989)	(544)	(306)

Ending units	54,960	79,584	-	-	67,904	95,588	11,225	11,768

	FEIS		FEI2		FGIP		FGIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,651	86,241	27,806	84,034	(6,592)	12,677	9,239	31,060
Realized gain (loss) on investments	(78,409)	(335,763)	475,162	(318,969)	219,961	89,848	263,242	98,312
Change in unrealized gain (loss) on investments	720,085	923,646	254,656	1,015,792	361,349	253,031	356,774	256,372
Reinvested capital gains	159,963	485,101	186,289	620,836	117,511	277,950	125,012	315,283

Net increase (decrease) in contract owners’ equity resulting from operations	844,290	1,159,225	943,913	1,401,693	692,229	633,506	754,267	701,027

Equity transactions:
Purchase payments received from contract owners (note 3)	218,726	347,609	610,764	44,741	111,558	31,976	85,668	18,457
Transfers between funds	(108,787)	(101,523)	(307,420)	(83,275)	(241,190)	(3,469)	(23,042)	(63,571)
Redemptions (note 3)	(998,218)	(1,119,906)	(1,972,102)	(1,389,491)	(409,486)	(503,112)	(734,421)	(605,083)
Annuity benefits	-	-	-	-	(261)	(228)	(11,956)	(10,484)
Contract maintenance charges (note 2)	-	-	-	-	(889)	(957)	-	-
Contingent deferred sales charges (note 2)	(59)	(463)	(4)	(195)	(15)	-	(911)	(413)
Adjustments to maintain reserves	(50)	(127)	(237)	(148)	(57)	(59)	(252)	(272)

Net equity transactions	(888,388)	(874,410)	(1,668,999)	(1,428,368)	(540,340)	(475,849)	(684,914)	(661,366)

Net change in contract owners’ equity	(44,098)	284,815	(725,086)	(26,675)	151,889	157,657	69,353	39,661
Contract owners’ equity beginning of period	7,731,447	7,446,632	9,405,063	9,431,738	4,845,035	4,687,378	5,308,099	5,268,438

Contract owners’ equity end of period	$7,687,349	7,731,447	8,679,977	9,405,063	4,996,924	4,845,035	5,377,452	5,308,099

CHANGES IN UNITS:
Beginning units	332,738	373,340	453,777	530,119	161,747	178,970	209,101	238,203
Units purchased	9,323	20,795	31,253	8,428	4,106	3,364	3,677	1,131
Units redeemed	(47,016)	(61,397)	(109,607)	(84,770)	(21,257)	(20,587)	(29,451)	(30,233)

Ending units	295,045	332,738	375,423	453,777	144,596	161,747	183,327	209,101

	FGI2		FGP		FGS		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(697)	14,776	(112,519)	(115,740)	(74,601)	(78,951)	(70,035)	(70,601)
Realized gain (loss) on investments	121,170	107,254	625,092	399,852	652,035	615,559	379,393	284,951
Change in unrealized gain (loss) on investments	301,188	120,823	1,502,243	(1,200,229)	1,268,277	(1,383,467)	1,171,146	(939,989)
Reinvested capital gains	87,835	209,810	681,343	835,496	619,085	794,564	510,207	660,924

Net increase (decrease) in contract owners’ equity resulting from operations	509,496	452,663	2,696,159	(80,621)	2,464,796	(52,295)	1,990,711	(64,715)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,628	22,660	89,496	83,986	93,191	42,094	88,156	75,507
Transfers between funds	(104,221)	(55,105)	125,652	(216,979)	(98,560)	(260,140)	(222,810)	(177,547)
Redemptions (note 3)	(227,617)	(378,789)	(1,153,633)	(658,106)	(1,023,924)	(829,969)	(806,020)	(769,753)
Annuity benefits	-	-	(234)	(200)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,974)	(2,116)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(22)	(178)	(167)	(1,176)	-	-	-
Adjustments to maintain reserves	(98)	(129)	(74)	(77)	(130)	(86)	(162)	(179)

Net equity transactions	(284,308)	(411,385)	(940,945)	(793,659)	(1,030,599)	(1,048,101)	(940,836)	(871,972)

Net change in contract owners’ equity	225,188	41,278	1,755,214	(874,280)	1,434,197	(1,100,396)	1,049,875	(936,687)
Contract owners’ equity beginning of period	3,490,603	3,449,325	8,325,564	9,199,844	7,666,055	8,766,451	6,243,423	7,180,110

Contract owners’ equity end of period	$3,715,791	3,490,603	10,080,778	8,325,564	9,100,252	7,666,055	7,293,298	6,243,423

CHANGES IN UNITS:
Beginning units	189,471	214,214	308,053	337,965	323,147	367,969	508,025	581,589
Units purchased	4,886	1,570	12,862	4,413	3,568	2,334	12,224	6,846
Units redeemed	(19,887)	(26,313)	(41,523)	(34,325)	(39,912)	(47,156)	(75,545)	(80,410)

Ending units	174,470	189,471	279,392	308,053	286,803	323,147	444,704	508,025

	FHIS		FHI2		FIP		FIGBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$111,452	120,228	93,987	103,958	132,390	54,895	96,070	98,300
Realized gain (loss) on investments	167,319	(21,256)	32,653	99,568	913,954	480,132	1,483	(13,952)
Change in unrealized gain (loss) on investments	(112,928)	272,811	12,044	100,338	2,926,962	1,447,000	115,490	253,540
Reinvested capital gains	-	-	-	-	69,747	20,908	39,284	4,693

Net increase (decrease) in contract owners’ equity resulting from operations	165,843	371,783	138,684	303,864	4,043,053	2,002,935	252,327	342,581

Equity transactions:
Purchase payments received from contract owners (note 3)	10,576	8,636	4,038	23,264	251,742	98,836	98,084	37,657
Transfers between funds	(31,665)	(74,541)	(180,687)	(78,880)	(243,060)	413,025	16,387	(232,409)
Redemptions (note 3)	(470,961)	(418,782)	(227,460)	(275,829)	(1,754,528)	(1,928,261)	(1,104,717)	(1,199,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,475)	(1,518)	(606)	(657)
Contingent deferred sales charges (note 2)	(47)	-	(130)	-	(178)	(845)	(39)	(131)
Adjustments to maintain reserves	(57)	(107)	(118)	(82)	(215)	(351)	(233)	(112)

Net equity transactions	(492,154)	(484,794)	(404,357)	(331,527)	(1,747,714)	(1,419,114)	(991,124)	(1,394,687)

Net change in contract owners’ equity	(326,311)	(113,011)	(265,673)	(27,663)	2,295,339	583,821	(738,797)	(1,052,106)
Contract owners’ equity beginning of period	2,926,836	3,039,847	2,539,327	2,566,990	20,707,304	20,123,483	8,764,791	9,816,897

Contract owners’ equity end of period	$2,600,525	2,926,836	2,273,654	2,539,327	23,002,643	20,707,304	8,025,994	8,764,791

CHANGES IN UNITS:
Beginning units	178,803	210,183	152,038	173,658	767,109	822,977	411,242	476,871
Units purchased	881	1,028	4,072	2,821	19,609	24,695	13,069	9,381
Units redeemed	(29,677)	(32,408)	(27,222)	(24,441)	(79,757)	(80,563)	(58,290)	(75,010)

Ending units	150,007	178,803	128,888	152,038	706,961	767,109	366,021	411,242

	FMCP		FMCS		FMC2		FMMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,711)	(18,313)	(23,981)	(33,021)	(75,955)	(99,344)	(20,192)	(43,068)
Realized gain (loss) on investments	129,874	36,833	142,327	62,773	377,536	258,750	-	-
Change in unrealized gain (loss) on investments	215,992	74,869	752,984	221,265	1,322,518	285,099	-	-
Reinvested capital gains	114,923	142,842	296,855	370,734	598,478	816,332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	445,078	236,231	1,168,185	621,751	2,222,577	1,260,837	(20,192)	(43,068)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,468	126,506	4,504	15,340	79,901	81,139	418,638	393,297
Transfers between funds	(30,227)	10,686	(6,797)	(108,907)	(378,838)	(426,773)	1,404,680	670,818
Redemptions (note 3)	(264,026)	(285,540)	(533,264)	(397,006)	(1,201,396)	(1,685,380)	(2,517,828)	(1,655,739)
Annuity benefits	-	-	-	-	(1,086)	(951)	-	-
Contract maintenance charges (note 2)	(1,850)	(1,833)	-	-	-	-	(636)	(678)
Contingent deferred sales charges (note 2)	(115)	(319)	(1)	-	(306)	(29)	(373)	(794)
Adjustments to maintain reserves	(41)	36	39	(51)	5	(312)	37	(78)

Net equity transactions	(267,791)	(150,464)	(535,519)	(490,624)	(1,501,720)	(2,032,306)	(695,482)	(593,174)

Net change in contract owners’ equity	177,287	85,767	632,666	131,127	720,857	(771,469)	(715,674)	(636,242)
Contract owners’ equity beginning of period	2,451,969	2,366,202	6,216,021	6,084,894	12,491,378	13,262,847	3,883,361	4,519,603

Contract owners’ equity end of period	$2,629,256	2,451,969	6,848,687	6,216,021	13,212,235	12,491,378	3,167,687	3,883,361

CHANGES IN UNITS:
Beginning units	37,441	40,027	91,532	99,430	331,701	389,521	317,926	365,560
Units purchased	503	2,832	167	521	6,556	3,284	180,927	116,392
Units redeemed	(4,275)	(5,418)	(7,307)	(8,419)	(44,815)	(61,104)	(239,162)	(164,026)

Ending units	33,669	37,441	84,392	91,532	293,442	331,701	259,691	317,926

	FOP		FOS		FO2		FV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,011	1,814	5,412	4,980	1,754	2,770	(174)	(812)
Realized gain (loss) on investments	(14,992)	(277,571)	7,071	(56,460)	6,810	(51,322)	23,155	18,597
Change in unrealized gain (loss) on investments	1,621,805	(173,498)	402,155	(56,587)	562,471	(112,484)	13,972	14,433
Reinvested capital gains	6,042	10,583	1,573	2,644	2,060	3,950	9,661	1,899

Net increase (decrease) in contract owners’ equity resulting from operations	1,614,866	(438,672)	416,211	(105,423)	573,095	(157,086)	46,614	34,117

Equity transactions:
Purchase payments received from contract owners (note 3)	71,260	90,210	249	249	48,864	29,180	-	-
Transfers between funds	22,838	(29,003)	4,036	(14,511)	(152,295)	36,262	1,156	1,398
Redemptions (note 3)	(639,810)	(628,296)	(134,311)	(156,152)	(332,674)	(239,090)	(45,098)	(42,562)
Annuity benefits	(929)	(849)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,143)	(1,272)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25)	(7)	-	-	(140)	(1)	-	-
Adjustments to maintain reserves	629	374	(44)	(14)	(151)	(109)	(27)	(62)

Net equity transactions	(547,180)	(568,843)	(130,070)	(170,428)	(436,396)	(173,758)	(43,969)	(41,226)

Net change in contract owners’ equity	1,067,686	(1,007,515)	286,141	(275,851)	136,699	(330,844)	2,645	(7,109)
Contract owners’ equity beginning of period	5,967,851	6,975,366	1,487,928	1,763,779	2,210,272	2,541,116	351,773	358,882

Contract owners’ equity end of period	$7,035,537	5,967,851	1,774,069	1,487,928	2,346,971	2,210,272	354,418	351,773

CHANGES IN UNITS:
Beginning units	323,022	353,433	94,480	105,016	204,269	220,079	16,956	19,083
Units purchased	9,980	6,485	802	18	6,448	7,066	71	107
Units redeemed	(36,196)	(36,896)	(7,837)	(10,554)	(42,993)	(22,876)	(2,030)	(2,234)

Ending units	296,806	323,022	87,445	94,480	167,724	204,269	14,997	16,956

	FVSS		FVS		FTVRDI		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$428	-	650	62	6,452	4,576	1,649	1,036
Realized gain (loss) on investments	1,739	14,621	1,120	(686)	84,064	98,115	(745)	(5,412)
Change in unrealized gain (loss) on investments	(9,368)	(9,630)	24,518	22,338	51,059	(81,045)	13,193	8,117
Reinvested capital gains	24,219	-	6,901	1,175	35,886	109,770	-	1,638

Net increase (decrease) in contract owners’ equity resulting from operations	17,018	4,991	33,189	22,889	177,461	131,416	14,097	5,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	83,718	747	-	-
Transfers between funds	(546)	(27,807)	(2)	32	(23,848)	12	(2,332)	(1,356)
Redemptions (note 3)	(2,259)	(3,451)	(4,411)	(5,992)	(142,486)	(167,741)	(3,887)	(18,222)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(2)	-	-	-
Adjustments to maintain reserves	(62)	9	-	(20)	76	(113)	(27)	(48)

Net equity transactions	(2,867)	(31,249)	(4,413)	(5,980)	(82,542)	(167,095)	(6,246)	(19,626)

Net change in contract owners’ equity	14,151	(26,258)	28,776	16,909	94,919	(35,679)	7,851	(14,247)
Contract owners’ equity beginning of period	96,173	122,431	232,072	215,163	950,548	986,227	91,309	105,556

Contract owners’ equity end of period	$110,324	96,173	260,848	232,072	1,045,467	950,548	99,160	91,309

CHANGES IN UNITS:
Beginning units	3,705	5,110	10,654	10,947	38,141	45,531	5,341	6,555
Units purchased	2	32	2	3	2,804	923	-	-
Units redeemed	(106)	(1,437)	(191)	(296)	(5,958)	(8,313)	(330)	(1,214)

Ending units	3,601	3,705	10,465	10,654	34,987	38,141	5,011	5,341

	FTVFA2		ACEG2		ACC2		AVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,375	13,902	(19,812)	(19,717)	28,098	7,181	(31)	(173)
Realized gain (loss) on investments	(5,135)	(12,989)	75,584	146,402	220,530	144,776	652	2,300
Change in unrealized gain (loss) on investments	28,200	36,809	194,174	(272,742)	150,298	90,551	2,052	(979)
Reinvested capital gains	22,462	16,327	140,161	154,244	153,835	287,950	2,317	2,819

Net increase (decrease) in contract owners’ equity resulting from operations	53,902	54,049	390,107	8,187	552,761	530,458	4,990	3,967

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,133	20,747	5,288	8,221	18	19
Transfers between funds	56,950	(10,004)	(39,662)	(97,187)	(219,973)	8,495	-	(4,499)
Redemptions (note 3)	(30,314)	(79,299)	(105,700)	(235,707)	(303,446)	(406,379)	(1,528)	(2,304)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(76)	(10)	(145)	(171)	-	-
Adjustments to maintain reserves	(23)	(56)	(111)	(142)	(145)	(157)	3	(11)

Net equity transactions	26,613	(89,359)	(136,416)	(312,299)	(518,421)	(389,991)	(1,507)	(6,795)

Net change in contract owners’ equity	80,515	(35,310)	253,691	(304,112)	34,340	140,467	3,483	(2,828)
Contract owners’ equity beginning of period	473,365	508,675	1,582,192	1,886,304	3,812,937	3,672,470	42,335	45,163

Contract owners’ equity end of period	$553,880	473,365	1,835,883	1,582,192	3,847,277	3,812,937	45,818	42,335

CHANGES IN UNITS:
Beginning units	35,569	42,788	88,018	106,159	170,225	189,558	2,492	2,897
Units purchased	4,342	52	2,315	1,576	1,775	1,997	1	1
Units redeemed	(2,177)	(7,271)	(9,273)	(19,717)	(24,384)	(21,330)	(83)	(406)

Ending units	37,734	35,569	81,060	88,018	147,616	170,225	2,410	2,492

	AVCE2		AVIE2		AVMCCI		IVKMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,388)	(4,093)	287	37	(740)	(1,250)	(118)	(105)
Realized gain (loss) on investments	23,049	48,077	1,762	11,945	10,623	4,931	251	41
Change in unrealized gain (loss) on investments	9,778	(33,964)	25,286	(14,844)	2,828	2,121	1,290	(990)
Reinvested capital gains	25,892	41,667	-	-	2,244	7,881	685	1,020

Net increase (decrease) in contract owners’ equity resulting from operations	56,331	51,687	27,335	(2,862)	14,955	13,683	2,108	(34)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,134	1,275	-	-	18	16	-	-
Transfers between funds	1,507	(17,340)	-	-	(7,959)	1,679	-	-
Redemptions (note 3)	(88,657)	(144,752)	(1,743)	(23,469)	(18,540)	(13,789)	(754)	(85)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(69)	(7)	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	(51)	(51)	(12)	37	(23)	(11)	(2)

Net equity transactions	(86,105)	(160,875)	(1,794)	(23,481)	(26,444)	(12,117)	(765)	(87)

Net change in contract owners’ equity	(29,774)	(109,188)	25,541	(26,343)	(11,489)	1,566	1,343	(121)
Contract owners’ equity beginning of period	534,914	644,102	128,353	154,696	125,986	124,420	10,142	10,263

Contract owners’ equity end of period	$505,140	534,914	153,894	128,353	114,497	125,986	11,485	10,142

CHANGES IN UNITS:
Beginning units	32,638	42,621	5,752	6,841	5,595	6,197	719	725
Units purchased	152	157	-	-	1	78	-	-
Units redeemed	(5,094)	(10,140)	(72)	(1,089)	(1,116)	(680)	(47)	(6)

Ending units	27,696	32,638	5,680	5,752	4,480	5,595	672	719

	IVKMG2		LZREMS		M2IGSS		MMCGSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,516)	(1,346)	460	46	(8,116)	(9,181)	(17,054)	(16,910)
Realized gain (loss) on investments	1,238	3,865	6,988	3,306	(13,178)	(26,938)	172,729	69,919
Change in unrealized gain (loss) on investments	15,566	(15,973)	9,061	2,057	223,899	(47,446)	79,184	(120,974)
Reinvested capital gains	9,060	13,360	-	-	60,593	138,289	89,052	116,363

Net increase (decrease) in contract owners’ equity resulting from operations	24,348	(94)	16,509	5,409	263,198	54,724	323,911	48,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10,185	-	6,565	4,005	4,021	30,735	12,722
Transfers between funds	16,046	436	15,689	12,925	(83,796)	(58,208)	(57,813)	(29,379)
Redemptions (note 3)	(2,521)	(19,953)	(6,604)	(8,357)	(116,950)	(137,999)	(201,613)	(184,072)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(142)	-	(7)	(11)
Adjustments to maintain reserves	(8)	(10)	(9)	(9)	(111)	(69)	(109)	(127)

Net equity transactions	13,517	(9,342)	9,076	11,124	(196,994)	(192,255)	(228,807)	(200,867)

Net change in contract owners’ equity	37,865	(9,436)	25,585	16,533	66,204	(137,531)	95,104	(152,469)
Contract owners’ equity beginning of period	112,037	121,473	47,748	31,215	1,080,927	1,218,458	1,352,466	1,504,935

Contract owners’ equity end of period	$149,902	112,037	73,333	47,748	1,147,131	1,080,927	1,447,570	1,352,466

CHANGES IN UNITS:
Beginning units	8,047	8,667	5,338	4,172	105,949	124,976	88,955	102,550
Units purchased	1,065	822	5,205	5,675	1,144	984	3,164	1,819
Units redeemed	(205)	(1,442)	(4,057)	(4,509)	(18,298)	(20,011)	(16,144)	(15,414)

Ending units	8,907	8,047	6,486	5,338	88,795	105,949	75,975	88,955

	MNDSC		MVFSC		MVIVSC		MSVF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,095)	(13,397)	14,973	18,120	1,476	(367)	4,065	1,280
Realized gain (loss) on investments	28,147	(1,064)	196,651	288,779	41,085	33,093	1,932	146
Change in unrealized gain (loss) on investments	218,443	40,791	54,863	(224,816)	138,963	(21,494)	4,327	7,315
Reinvested capital gains	22,768	55,739	104,352	205,001	750	23,254	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256,263	82,069	370,839	287,084	182,274	34,486	10,324	8,741

Equity transactions:
Purchase payments received from contract owners (note 3)	282	476	57,111	23,772	288	9,765	-	724
Transfers between funds	(160,976)	(26,521)	185,380	4,158	(96,993)	10,601	69,533	13,188
Redemptions (note 3)	(78,797)	(118,419)	(419,398)	(591,655)	(131,490)	(192,769)	(59,399)	(18,018)
Annuity benefits	-	-	(4,440)	(3,970)	-	-	(2,110)	(2,107)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(191)	(11)	-	-	-	-	-
Adjustments to maintain reserves	(148)	(73)	(119)	(107)	(38)	(26)	-	(35)

Net equity transactions	(239,639)	(144,728)	(181,477)	(567,802)	(228,233)	(172,429)	8,024	(6,248)

Net change in contract owners’ equity	16,624	(62,659)	189,362	(280,718)	(45,959)	(137,943)	18,348	2,493
Contract owners’ equity beginning of period	1,189,536	1,252,195	2,302,036	2,582,754	876,705	1,014,648	201,664	199,171

Contract owners’ equity end of period	$1,206,160	1,189,536	2,491,398	2,302,036	830,746	876,705	220,012	201,664

CHANGES IN UNITS:
Beginning units	55,880	63,315	88,675	112,280	54,089	64,083	13,367	13,715
Units purchased	99	185	16,226	5,450	4,089	3,209	4,876	1,339
Units redeemed	(10,718)	(7,620)	(21,124)	(29,055)	(17,661)	(13,203)	(4,017)	(1,687)

Ending units	45,261	55,880	83,777	88,675	40,517	54,089	14,226	13,367

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$581	1,440	760	26,891	101	12,944	(7,108)	5,440
Realized gain (loss) on investments	4,963	(35,831)	171,391	505,073	(757)	10,954	174,582	57,196
Change in unrealized gain (loss) on investments	(793)	54,635	232,778	(487,377)	11,577	(8,426)	140,142	(220,584)
Reinvested capital gains	4,729	17,597	78,921	201,731	1,491	3,061	123,581	138,866

Net increase (decrease) in contract owners’ equity resulting from operations	9,480	37,841	483,850	246,318	12,412	18,533	431,197	(19,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,821	34,372	398	9,900	30,610	1,618
Transfers between funds	(23,108)	95,831	444,790	(203,462)	(78,109)	25,736	67,001	6,751
Redemptions (note 3)	(16,551)	(252,557)	(343,741)	(500,622)	(121,219)	(244,533)	(339,363)	(161,194)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(31)	(70)	-	-	(14)	-
Adjustments to maintain reserves	52	(70)	(102)	(67)	(51)	(45)	(165)	(96)

Net equity transactions	(39,607)	(156,796)	147,737	(669,849)	(198,981)	(208,942)	(241,931)	(152,921)

Net change in contract owners’ equity	(30,127)	(118,955)	631,587	(423,531)	(186,569)	(190,409)	189,266	(172,003)
Contract owners’ equity beginning of period	163,769	282,724	3,312,038	3,735,569	640,740	831,149	1,472,969	1,644,972

Contract owners’ equity end of period	$133,642	163,769	3,943,625	3,312,038	454,171	640,740	1,662,235	1,472,969

CHANGES IN UNITS:
Beginning units	6,355	13,079	205,107	249,697	53,528	70,490	89,158	98,720
Units purchased	1,197	4,099	38,837	48,901	931	7,571	11,215	1,675
Units redeemed	(2,727)	(10,823)	(30,701)	(93,491)	(17,033)	(24,533)	(22,614)	(11,237)

Ending units	4,825	6,355	213,243	205,107	37,426	53,528	77,759	89,158

	GVAGR2		GVAGI2		HIBF		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(20,572)	(21,132)	2,218	1,261	4,028	8,166	(2,291)	(3,384)
Realized gain (loss) on investments	351,683	156,828	9,645	73,619	(3,776)	(1,908)	5,857	(38,618)
Change in unrealized gain (loss) on investments	108,663	(467,720)	49,888	(111,969)	7,358	12,731	421,316	120,759
Reinvested capital gains	192,013	532,205	68,338	106,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	631,787	200,181	130,089	69,407	7,610	18,989	424,882	78,757

Equity transactions:
Purchase payments received from contract owners (note 3)	1	-	25,398	423	-	-	11,233	17,677
Transfers between funds	(270,311)	5,557	4,438	58,880	(57,441)	26,487	12,053	(9,751)
Redemptions (note 3)	(411,596)	(207,716)	(15,103)	(264,649)	(39,692)	(16,135)	(93,283)	(214,266)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(80)	-	-	-	-	(5)	(6)
Adjustments to maintain reserves	(117)	(83)	(89)	10	(4)	(10)	(112)	(141)

Net equity transactions	(682,023)	(202,322)	14,644	(205,336)	(97,137)	10,342	(70,114)	(206,487)

Net change in contract owners’ equity	(50,236)	(2,141)	144,733	(135,929)	(89,527)	29,331	354,768	(127,730)
Contract owners’ equity beginning of period	2,579,019	2,581,160	627,366	763,295	185,152	155,821	1,100,350	1,228,080

Contract owners’ equity end of period	$2,528,783	2,579,019	772,099	627,366	95,625	185,152	1,455,118	1,100,350

CHANGES IN UNITS:
Beginning units	149,664	161,606	41,588	55,498	17,297	16,431	50,081	59,542
Units purchased	10,223	10,876	2,479	4,144	-	2,502	1,269	1,212
Units redeemed	(43,603)	(22,818)	(1,645)	(18,054)	(8,863)	(1,636)	(3,926)	(10,673)

Ending units	116,284	149,664	42,422	41,588	8,434	17,297	47,424	50,081

	NVIE6		NVNMO2		NVNSR1		NVNSR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$482	911	(352)	(314)	(121)	(37)	(61)	(27)
Realized gain (loss) on investments	8,498	2,202	412	(4,075)	(268)	35	(131)	(248)
Change in unrealized gain (loss) on investments	24,309	(2,389)	13,324	9,079	1,159	(231)	1,129	83
Reinvested capital gains	-	-	1,747	4,149	1,557	1,527	1,235	1,220

Net increase (decrease) in contract owners’ equity resulting from operations	33,289	724	15,131	8,839	2,327	1,294	2,172	1,028

Equity transactions:
Purchase payments received from contract owners (note 3)	1	3,959	25,000	13,267	-	-	1	9
Transfers between funds	2,399	3,130	346	9,381	(9,418)	-	(88)	999
Redemptions (note 3)	(85,092)	(62,462)	(13,130)	(26,132)	-	-	(703)	(396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(35)	(10)	(10)	-	(5)	(2)	(13)	(4)

Net equity transactions	(82,727)	(55,383)	12,206	(3,484)	(9,423)	(2)	(803)	608

Net change in contract owners’ equity	(49,438)	(54,659)	27,337	5,355	(7,096)	1,292	1,369	1,636
Contract owners’ equity beginning of period	144,624	199,283	63,780	58,425	15,798	14,506	13,030	11,394

Contract owners’ equity end of period	$95,186	144,624	91,117	63,780	8,702	15,798	14,399	13,030

CHANGES IN UNITS:
Beginning units	16,711	22,934	4,304	4,457	952	952	785	747
Units purchased	267	978	1,659	1,822	-	-	5	115
Units redeemed	(8,177)	(7,201)	(895)	(1,975)	(505)	-	(50)	(77)

Ending units	8,801	16,711	5,068	4,304	447	952	740	785

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,575	13,287	5,041	10,067	2,987	8,752	2,491	4,023
Realized gain (loss) on investments	(1,755)	1,374	4,353	8,159	6,121	9,392	(3,787)	(7,889)
Change in unrealized gain (loss) on investments	121,204	(28,926)	29,922	(15,995)	32,662	(30,793)	10,080	7,015
Reinvested capital gains	82,580	90,184	30,876	34,259	39,180	43,604	5,999	7,113

Net increase (decrease) in contract owners’ equity resulting from operations	203,604	75,919	70,192	36,490	80,950	30,955	14,783	10,262

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	35,990	-	-	25,375	33,194
Redemptions (note 3)	(43,637)	(7,988)	(66,017)	(176,068)	(28,157)	(70,004)	(62,023)	(118,873)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(12)	(28)	(1)	(10)	(12)	-	(15)

Net equity transactions	(43,641)	(8,000)	(66,045)	(140,079)	(28,167)	(70,016)	(36,648)	(85,694)

Net change in contract owners’ equity	159,963	67,919	4,147	(103,589)	52,783	(39,061)	(21,865)	(75,432)
Contract owners’ equity beginning of period	1,139,909	1,071,990	679,433	783,022	569,888	608,949	298,838	374,270

Contract owners’ equity end of period	$1,299,872	1,139,909	683,580	679,433	622,671	569,888	276,973	298,838

CHANGES IN UNITS:
Beginning units	84,394	85,029	51,320	62,080	42,141	47,727	24,285	31,462
Units purchased	-	-	-	2,776	-	-	2,043	2,936
Units redeemed	(3,134)	(635)	(4,700)	(13,536)	(1,929)	(5,586)	(4,897)	(10,113)

Ending units	81,260	84,394	46,620	51,320	40,212	42,141	21,431	24,285

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,095	26,422	712	2,062	1,202	4,437	155	151
Realized gain (loss) on investments	8,175	11,063	544	(198)	(8,635)	(10,214)	(3)	(1)
Change in unrealized gain (loss) on investments	86,262	(68,708)	9,518	(4,309)	28,325	14,254	97	119
Reinvested capital gains	106,759	118,469	12,961	11,103	15,279	40,405	-	13

Net increase (decrease) in contract owners’ equity resulting from operations	212,291	87,246	23,735	8,658	36,171	48,882	249	282

Equity transactions:
Purchase payments received from contract owners (note 3)	2,027	2,027	15,000	-	525	529	496	525
Transfers between funds	65	(84,419)	26,364	-	-	(74,707)	-	-
Redemptions (note 3)	(138,708)	(270,053)	(13,928)	(9,380)	(149,762)	(654,734)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(44)	(56)	(9)	(17)	(10)	(24)	(11)	-

Net equity transactions	(136,660)	(352,501)	27,427	(9,397)	(149,247)	(728,936)	485	525

Net change in contract owners’ equity	75,631	(265,255)	51,162	(739)	(113,076)	(680,054)	734	807
Contract owners’ equity beginning of period	1,747,835	2,013,090	137,606	138,345	481,553	1,161,607	7,520	6,713

Contract owners’ equity end of period	$1,823,466	1,747,835	188,768	137,606	368,477	481,553	8,254	7,520

CHANGES IN UNITS:
Beginning units	130,521	158,808	10,123	10,857	37,587	94,097	580	539
Units purchased	149	164	2,732	-	38	41	37	41
Units redeemed	(9,802)	(28,451)	(909)	(734)	(10,930)	(56,551)	-	-

Ending units	120,868	130,521	11,946	10,123	26,695	37,587	617	580

	NVCBD2		NVLCP2		TRF2		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,091	13,214	4,268	10,088	(172)	(77)	41,388	37,559
Realized gain (loss) on investments	(3,279)	1,423	(18,154)	(164)	7,217	8,645	(86,288)	(100,048)
Change in unrealized gain (loss) on investments	18,936	9,156	22,689	(424)	(97)	(3,637)	90,842	72,824
Reinvested capital gains	-	1,463	-	2,361	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,748	25,256	8,803	11,861	6,948	4,931	45,942	10,335

Equity transactions:
Purchase payments received from contract owners (note 3)	27,946	8,946	4	6,318	130	183	203,124	47,670
Transfers between funds	(79,342)	131,517	(202,518)	23,968	(2,523)	-	(204,111)	124,686
Redemptions (note 3)	(343,488)	(109,848)	(28,523)	(19,486)	(10,409)	(16,203)	(679,543)	(1,064,264)
Annuity benefits	-	-	-	-	-	-	(2,060)	(2,174)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(185)	(31)
Adjustments to maintain reserves	(42)	(38)	(44)	(2)	(32)	22	(35)	(235)

Net equity transactions	(394,926)	30,577	(231,081)	10,798	(12,834)	(15,998)	(682,810)	(894,348)

Net change in contract owners’ equity	(375,178)	55,833	(222,278)	22,659	(5,886)	(11,067)	(636,868)	(884,013)
Contract owners’ equity beginning of period	735,814	679,981	586,593	563,934	44,695	55,762	4,773,177	5,657,190

Contract owners’ equity end of period	$360,636	735,814	364,315	586,593	38,809	44,695	4,136,309	4,773,177

CHANGES IN UNITS:
Beginning units	57,867	55,563	43,208	42,466	2,815	3,840	328,316	387,938
Units purchased	3,863	14,620	1,389	2,645	7	11	20,599	50,349
Units redeemed	(34,382)	(12,316)	(18,673)	(1,903)	(773)	(1,036)	(67,344)	(109,971)

Ending units	27,348	57,867	25,924	43,208	2,049	2,815	281,571	328,316

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,839	10,755	5,118	5,892	245	373	32,261	36,955
Realized gain (loss) on investments	77,097	233,593	48,035	2,738	3,825	84	5,003	12,200
Change in unrealized gain (loss) on investments	172,063	(257,314)	(319)	10,394	(366)	648	76,753	2,174
Reinvested capital gains	227,499	215,502	17,635	16,625	964	1,889	97,817	109,184

Net increase (decrease) in contract owners’ equity resulting from operations	486,498	202,536	70,469	35,649	4,668	2,994	211,834	160,513

Equity transactions:
Purchase payments received from contract owners (note 3)	6,217	6,620	4,109	4,148	-	1,625	12,507	13,418
Transfers between funds	24,095	(167,810)	220,800	6,000	15,486	5,545	(70,716)	(41,640)
Redemptions (note 3)	(158,685)	(470,532)	(256,912)	(16,329)	(27,608)	(74)	(525,153)	(597,216)
Annuity benefits	-	-	-	-	-	-	(34,446)	(34,449)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(14)	-	-	(58)	-	-	-
Adjustments to maintain reserves	(116)	(76)	6	(22)	(5)	(1)	2,041	35,218

Net equity transactions	(128,489)	(631,812)	(31,997)	(6,203)	(12,185)	7,095	(615,767)	(624,669)

Net change in contract owners’ equity	358,009	(429,276)	38,472	29,446	(7,517)	10,089	(403,933)	(464,156)
Contract owners’ equity beginning of period	2,919,621	3,348,897	726,545	697,099	49,446	39,357	5,125,031	5,589,187

Contract owners’ equity end of period	$3,277,630	2,919,621	765,017	726,545	41,929	49,446	4,721,098	5,125,031

CHANGES IN UNITS:
Beginning units	140,182	173,552	44,527	44,911	2,639	2,225	342,635	385,476
Units purchased	3,578	349	16,772	639	756	419	3,280	9,609
Units redeemed	(9,048)	(33,719)	(18,635)	(1,023)	(1,436)	(5)	(42,303)	(52,450)

Ending units	134,712	140,182	42,664	44,527	1,959	2,639	303,612	342,635

	GVIDM		GVDMA		GVDMC		MCIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$131,334	163,209	56,426	75,800	42,667	50,984	16	418
Realized gain (loss) on investments	959,140	938,173	534,729	376,921	236,869	239,356	26,986	10,496
Change in unrealized gain (loss) on investments	295,858	(1,018,868)	533,624	(560,960)	(31,216)	(237,956)	2,242	21,136
Reinvested capital gains	1,539,873	1,517,662	898,527	1,040,432	296,299	273,868	25,037	35,921

Net increase (decrease) in contract owners’ equity resulting from operations	2,926,205	1,600,176	2,023,306	932,193	544,619	326,252	54,281	67,971

Equity transactions:
Purchase payments received from contract owners (note 3)	116,937	194,537	50,812	95,636	31,546	37,263	354	200
Transfers between funds	(594,266)	(582,863)	(61,990)	(308,957)	(77,612)	(34,704)	(23,167)	66,242
Redemptions (note 3)	(3,155,588)	(3,459,346)	(1,541,216)	(1,184,753)	(772,504)	(875,544)	(12,918)	(51,452)
Annuity benefits	-	-	-	-	(45,692)	(44,358)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(59)	-	-	(229)	(146)	-	(29)	(33)
Adjustments to maintain reserves	(401)	(209)	(179)	(81)	4,501	46,157	(5)	(22)

Net equity transactions	(3,633,377)	(3,847,881)	(1,552,573)	(1,398,384)	(859,907)	(871,186)	(35,765)	14,935

Net change in contract owners’ equity	(707,172)	(2,247,705)	470,733	(466,191)	(315,288)	(544,934)	18,516	82,906
Contract owners’ equity beginning of period	27,047,874	29,295,579	14,034,174	14,500,365	7,510,473	8,055,407	415,535	332,629

Contract owners’ equity end of period	$26,340,702	27,047,874	14,504,907	14,034,174	7,195,185	7,510,473	434,051	415,535

CHANGES IN UNITS:
Beginning units	1,474,336	1,689,762	701,777	777,869	441,268	493,861	13,234	12,623
Units purchased	14,529	17,035	12,991	2,093	4,314	7,005	1,470	2,655
Units redeemed	(201,571)	(232,461)	(86,257)	(78,185)	(52,488)	(59,598)	(2,654)	(2,044)

Ending units	1,287,294	1,474,336	628,511	701,777	393,094	441,268	12,050	13,234

	MCIF2		SAM		NVMIG6		GVDIVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,291)	(556)	(80,639)	(139,681)	-	2	513	541
Realized gain (loss) on investments	136,402	86,111	-	-	8	(178)	(26)	(144)
Change in unrealized gain (loss) on investments	79,993	111,593	-	-	4,088	(692)	5,618	716
Reinvested capital gains	173,628	227,789	-	269	-	339	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	382,732	424,937	(80,639)	(139,412)	4,096	(529)	6,105	1,113

Equity transactions:
Purchase payments received from contract owners (note 3)	7,745	4,551	2,282,136	1,485,833	-	46	-	-
Transfers between funds	(15,433)	216,419	5,442,334	3,475,474	5,401	-	-	-
Redemptions (note 3)	(267,591)	(183,049)	(7,887,382)	(6,627,496)	-	(3,707)	(425)	(368)
Annuity benefits	-	-	(2,815)	(2,938)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(546)	(3)	-	-	-	-
Adjustments to maintain reserves	(256)	(13)	(186)	2,779	(13)	(6)	(11)	(1)

Net equity transactions	(275,535)	37,908	(166,459)	(1,666,351)	5,388	(3,667)	(436)	(369)

Net change in contract owners’ equity	107,197	462,845	(247,098)	(1,805,763)	9,484	(4,196)	5,669	744
Contract owners’ equity beginning of period	2,846,545	2,383,700	12,776,824	14,582,587	14,955	19,151	28,362	27,618

Contract owners’ equity end of period	$2,953,742	2,846,545	12,529,726	12,776,824	24,439	14,955	34,031	28,362

CHANGES IN UNITS:
Beginning units	98,586	98,080	1,270,668	1,436,234	1,436	1,779	3,213	3,256
Units purchased	4,715	8,580	938,090	651,062	463	4	-	-
Units redeemed	(13,908)	(8,074)	(955,803)	(816,628)	-	(347)	(42)	(43)

Ending units	89,393	98,586	1,252,955	1,270,668	1,899	1,436	3,171	3,213

	GVDIV2		NVMLG2		NVMLV2		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,795	4,795	(290)	(292)	866	11,944	(817)	(482)
Realized gain (loss) on investments	(2,675)	(20,931)	(1,401)	(1,414)	118,548	99,777	(2,918)	(7,412)
Change in unrealized gain (loss) on investments	64,224	23,804	7,779	(4,055)	58,650	(42,837)	17,665	3,105
Reinvested capital gains	-	-	1,151	6,206	138,806	273,674	3,322	5,277

Net increase (decrease) in contract owners’ equity resulting from operations	66,344	7,668	7,239	445	316,870	342,558	17,252	488

Equity transactions:
Purchase payments received from contract owners (note 3)	3,600	8,754	-	1,523	11,961	30,315	-	264
Transfers between funds	(2,786)	3,462	5,516	(3,153)	(42,298)	(6,350)	8,913	(16,489)
Redemptions (note 3)	(40,390)	(74,203)	(19,222)	(14,854)	(360,410)	(396,835)	(3,095)	(2,111)
Annuity benefits	(1,347)	(1,176)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(84)	(19)	(20)	(29)	-	-
Adjustments to maintain reserves	(59)	(29)	(15)	7	(193)	(141)	(13)	(16)

Net equity transactions	(40,982)	(63,192)	(13,805)	(16,496)	(390,960)	(373,040)	5,805	(18,352)

Net change in contract owners’ equity	25,362	(55,524)	(6,566)	(16,051)	(74,090)	(30,482)	23,057	(17,864)
Contract owners’ equity beginning of period	329,998	385,522	34,599	50,650	2,603,533	2,634,015	45,714	63,578

Contract owners’ equity end of period	$355,360	329,998	28,033	34,599	2,529,443	2,603,533	68,771	45,714

CHANGES IN UNITS:
Beginning units	36,695	44,599	2,290	3,379	171,444	198,968	2,995	4,371
Units purchased	371	1,474	353	619	1,245	4,790	3,453	501
Units redeemed	(4,445)	(9,378)	(1,193)	(1,708)	(25,152)	(32,314)	(2,880)	(1,877)

Ending units	32,621	36,695	1,450	2,290	147,537	171,444	3,568	2,995

	NVMMV2		SCGF2		SCVF		SCVF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$202	1,757	(6,124)	(7,486)	(451)	(306)	(9,094)	(6,892)
Realized gain (loss) on investments	(2,762)	(2,215)	(32,199)	(847)	4,014	6,152	52,794	43,877
Change in unrealized gain (loss) on investments	24,568	12,147	140,368	(95,650)	(1,218)	3,029	(20,180)	75,884
Reinvested capital gains	17,277	11,245	3,524	137,227	3,692	7,180	48,644	95,467

Net increase (decrease) in contract owners’ equity resulting from operations	39,285	22,934	105,569	33,244	6,037	16,055	72,164	208,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,000	29,436	18,877	9,469	-	-	4,191	38,900
Transfers between funds	(36,054)	195,714	(4,554)	(120,029)	(2,992)	529	(32,027)	37,735
Redemptions (note 3)	(15,598)	(63,968)	(279,558)	(75,702)	(4,509)	(14,433)	(78,633)	(107,164)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(9)
Adjustments to maintain reserves	7	(43)	(94)	(105)	(16)	(9)	(115)	(130)

Net equity transactions	(41,645)	161,139	(265,329)	(186,367)	(7,517)	(13,913)	(106,584)	(30,668)

Net change in contract owners’ equity	(2,360)	184,073	(159,760)	(153,123)	(1,480)	2,142	(34,420)	177,668
Contract owners’ equity beginning of period	334,563	150,490	567,694	720,817	81,906	79,764	1,063,262	885,594

Contract owners’ equity end of period	$332,203	334,563	407,934	567,694	80,426	81,906	1,028,842	1,063,262

CHANGES IN UNITS:
Beginning units	16,845	8,836	33,559	45,215	2,719	3,300	40,192	41,521
Units purchased	598	11,721	5,293	1,407	3	43	1,259	3,640
Units redeemed	(2,563)	(3,712)	(19,575)	(13,063)	(248)	(624)	(5,424)	(4,969)

Ending units	14,880	16,845	19,277	33,559	2,474	2,719	36,027	40,192

	SCF		SCF2		NVSTB2		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,354)	(2,063)	(13,698)	(11,618)	1,353	401	(425,774)	(297,280)
Realized gain (loss) on investments	27,566	4,932	66,666	82,997	(970)	(1,734)	1,151,746	785,065
Change in unrealized gain (loss) on investments	(10,149)	10,993	(3,072)	(30,641)	(125)	3,076	8,774,991	(9,796,829)
Reinvested capital gains	23,108	45,482	83,023	174,796	-	-	1,096,087	10,224,804

Net increase (decrease) in contract owners’ equity resulting from operations	37,171	59,344	132,919	215,534	258	1,743	10,597,050	915,760

Equity transactions:
Purchase payments received from contract owners (note 3)	273	192	583	23,361	-	-	506,601	361,401
Transfers between funds	(922)	(2,219)	(8,105)	(13,182)	46,320	4,825	(1,013,615)	(483,322)
Redemptions (note 3)	(85,524)	(15,469)	(80,521)	(143,716)	(20,291)	(64,402)	(5,967,110)	(4,397,025)
Annuity benefits	-	-	(1,290)	(1,087)	-	-	(7,997)	(14,901)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(10,255)	(10,885)
Contingent deferred sales charges (note 2)	-	-	(9)	-	-	-	(39)	(101)
Adjustments to maintain reserves	9	13	(70)	(118)	(6)	(17)	10,850	3,081

Net equity transactions	(86,164)	(17,483)	(89,412)	(134,742)	26,023	(59,594)	(6,481,565)	(4,541,752)

Net change in contract owners’ equity	(48,993)	41,861	43,507	80,792	26,281	(57,851)	4,115,485	(3,625,992)
Contract owners’ equity beginning of period	325,636	283,775	1,197,004	1,116,212	87,131	144,982	44,449,770	48,075,762

Contract owners’ equity end of period	$276,643	325,636	1,240,511	1,197,004	113,412	87,131	48,565,255	44,449,770

CHANGES IN UNITS:
Beginning units	10,874	11,517	40,899	46,149	8,109	13,668	1,845,013	2,039,713
Units purchased	13	29	650	2,344	6,747	500	23,108	18,780
Units redeemed	(2,696)	(672)	(3,638)	(7,594)	(4,357)	(6,059)	(259,521)	(213,480)

Ending units	8,191	10,874	37,911	40,899	10,499	8,109	1,608,600	1,845,013

	NVOLG2		NVTIV3		NVRE2		AMSRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(287,298)	(194,384)	49	39	6,891	6,779	(1,227)	(731)
Realized gain (loss) on investments	739,234	784,734	(68)	(1,103)	(100,093)	(99,436)	26,494	12,568
Change in unrealized gain (loss) on investments	6,620,557	(7,496,645)	1,016	930	128,035	64,819	1,956	(2,014)
Reinvested capital gains	825,975	7,585,179	-	71	15,973	94,694	6,405	7,194

Net increase (decrease) in contract owners’ equity resulting from operations	7,898,468	678,884	997	(63)	50,806	66,856	33,628	17,017

Equity transactions:
Purchase payments received from contract owners (note 3)	575,219	152,161	-	-	3,417	9,216	-	(11)
Transfers between funds	(675,051)	(639,341)	-	-	(17,183)	(9,513)	-	(23,231)
Redemptions (note 3)	(4,263,270)	(3,826,069)	(286)	(3,850)	(200,138)	(194,830)	(62,807)	(15,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,240)	(442)	-	-	(12)	(3)	-	-
Adjustments to maintain reserves	(7,288)	(4,696)	6	4	(102)	(78)	(23)	(17)

Net equity transactions	(4,372,630)	(4,318,387)	(280)	(3,846)	(214,018)	(195,208)	(62,830)	(38,326)

Net change in contract owners’ equity	3,525,838	(3,639,503)	717	(3,909)	(163,212)	(128,352)	(29,202)	(21,309)
Contract owners’ equity beginning of period	32,728,247	36,367,750	4,817	8,726	1,070,614	1,198,966	211,100	232,409

Contract owners’ equity end of period	$36,254,085	32,728,247	5,534	4,817	907,402	1,070,614	181,898	211,100

CHANGES IN UNITS:
Beginning units	1,355,624	1,539,791	337	614	75,338	89,488	9,212	11,063
Units purchased	24,822	9,838	-	-	528	1,856	-	-
Units redeemed	(186,001)	(194,005)	(18)	(277)	(15,139)	(16,006)	(2,430)	(1,851)

Ending units	1,194,445	1,355,624	319	337	60,727	75,338	6,782	9,212

	OVIGS		OVGS		OVGSS		OVGIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(30)	(131)	(379)	(23)	(14,343)	(12,297)	(5,032)	(11,096)
Realized gain (loss) on investments	881	(53)	339	(6,734)	58,919	257,907	177,561	198,616
Change in unrealized gain (loss) on investments	9,798	(2,630)	66,674	(10,047)	1,022,491	(557,832)	348,474	(302,016)
Reinvested capital gains	-	1,049	-	13,830	-	230,965	71,043	503,781

Net increase (decrease) in contract owners’ equity resulting from operations	10,649	(1,765)	66,634	(2,974)	1,067,067	(81,257)	592,046	389,285

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,318	89	65	20,234	4,820	85,994	18,933
Transfers between funds	11,993	7,381	32,662	(10,076)	(119,225)	(217,138)	(23,306)	(164,009)
Redemptions (note 3)	(8,400)	(2,038)	(5,217)	(22,683)	(400,325)	(379,609)	(413,907)	(684,847)
Annuity benefits	-	-	-	-	(1,666)	(1,410)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(136)	(112)	-	(8)
Adjustments to maintain reserves	(1)	(8)	2	34	(287)	(81)	(134)	(181)

Net equity transactions	3,592	11,653	27,536	(32,660)	(501,405)	(593,530)	(351,353)	(830,112)

Net change in contract owners’ equity	14,241	9,888	94,170	(35,634)	565,662	(674,787)	240,693	(440,827)
Contract owners’ equity beginning of period	52,607	42,719	190,245	225,879	3,240,170	3,914,957	3,945,367	4,386,194

Contract owners’ equity end of period	$66,848	52,607	284,415	190,245	3,805,832	3,240,170	4,186,060	3,945,367

CHANGES IN UNITS:
Beginning units	5,921	4,631	7,872	9,251	139,347	166,416	184,565	225,918
Units purchased	2,231	1,515	1,171	36	1,469	1,464	10,413	5,143
Units redeemed	(2,134)	(225)	(350)	(1,415)	(19,367)	(28,533)	(24,599)	(46,496)

Ending units	6,018	5,921	8,693	7,872	121,449	139,347	170,379	184,565

	OVSC		OVSCS		OVSB		OVSBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,041)	(1,960)	(2,850)	(4,664)	1,677	5,191	27,118	122,436
Realized gain (loss) on investments	24,644	14,798	(4,463)	3,872	(971)	(6,790)	(17,636)	(30,654)
Change in unrealized gain (loss) on investments	459	31,833	37,705	44,034	5,978	9,224	139,345	89,090
Reinvested capital gains	16,441	13,388	23,097	19,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,503	58,059	53,489	63,029	6,684	7,625	148,827	180,872

Equity transactions:
Purchase payments received from contract owners (note 3)	2,314	2,124	3,242	33,156	1,917	15,137	220,018	105,714
Transfers between funds	(34,041)	27,340	66,317	12,991	(1,132)	(15,931)	(64,397)	(81,676)
Redemptions (note 3)	(14,944)	(37,736)	(72,026)	(226,816)	(6,491)	(50,501)	(610,015)	(663,556)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(16)
Adjustments to maintain reserves	(2)	(19)	(17)	(27)	(35)	(12)	(175)	(113)

Net equity transactions	(46,673)	(8,291)	(2,484)	(180,696)	(5,741)	(51,307)	(454,569)	(639,647)

Net change in contract owners’ equity	(6,170)	49,768	51,005	(117,667)	943	(43,682)	(305,742)	(458,775)
Contract owners’ equity beginning of period	363,815	314,047	421,867	539,534	131,676	175,358	3,288,314	3,747,089

Contract owners’ equity end of period	$357,645	363,815	472,872	421,867	132,619	131,676	2,982,572	3,288,314

CHANGES IN UNITS:
Beginning units	11,073	11,155	23,304	34,671	12,642	17,781	171,043	205,323
Units purchased	929	1,513	4,132	2,922	397	1,601	13,311	8,214
Units redeemed	(2,362)	(1,595)	(4,194)	(14,289)	(930)	(6,740)	(36,310)	(42,494)

Ending units	9,640	11,073	23,242	23,304	12,109	12,642	148,044	171,043

	PMVFAD		PMVLAD		PMVEBD		PVEIB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$588	(144)	1,746	3,038	1,612	1,545	(867)	-
Realized gain (loss) on investments	(3,237)	(8,787)	(18,649)	(10,129)	(53)	2,590	333	-
Change in unrealized gain (loss) on investments	15,540	11,048	19,701	10,216	2,073	(1,209)	13,667	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,891	2,117	2,798	3,125	3,632	2,926	13,133	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	76,497	6,918	-	7,538	(109)	-
Transfers between funds	(28,867)	86,414	88,057	35,643	-	36,981	116,183	-
Redemptions (note 3)	(1,441)	(67,356)	(416,437)	(251,283)	(5,436)	(7,228)	(3,611)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(2)	-	-	-	-	-
Adjustments to maintain reserves	(6)	9	(4)	(11)	(4)	2	1,100	-

Net equity transactions	(30,314)	19,067	(251,889)	(208,733)	(5,440)	37,293	113,563	-

Net change in contract owners’ equity	(17,423)	21,184	(249,091)	(205,608)	(1,808)	40,219	126,696	-
Contract owners’ equity beginning of period	164,817	143,633	967,359	1,172,967	46,138	5,919	-	-

Contract owners’ equity end of period	$147,394	164,817	718,268	967,359	44,330	46,138	126,696	-

CHANGES IN UNITS:
Beginning units	14,640	13,126	83,141	101,142	4,426	634	-	-
Units purchased	1,041	7,307	19,042	6,769	-	7,444	11,590	-
Units redeemed	(3,715)	(5,793)	(40,863)	(24,770)	(496)	(3,652)	(355)	-

Ending units	11,966	14,640	61,320	83,141	3,930	4,426	11,235	-

	PVGOB		PVTIGB		PVTSCB		VWHAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,696)	(896)	1,292	2,056	(144)	122	(3,093)	(2,148)
Realized gain (loss) on investments	45,807	15	6,057	(779)	(290)	2,267	10,644	(55,473)
Change in unrealized gain (loss) on investments	78,209	4,646	11,888	(4,667)	1,291	1,588	(20,987)	161,945
Reinvested capital gains	5,981	-	-	-	1,581	4,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,301	3,765	19,237	(3,390)	2,438	8,557	(13,436)	104,324

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	528	23,323
Transfers between funds	(254,187)	637,640	-	-	(367)	(91)	(12,693)	207,449
Redemptions (note 3)	(139,857)	(1,209)	(65,288)	(3,849)	(5,365)	(13,050)	(2,773)	(79,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(2)	-	-	-	-
Adjustments to maintain reserves	(70)	(5)	1	(11)	(30)	3	(3)	(19)

Net equity transactions	(394,114)	636,426	(65,287)	(3,862)	(5,762)	(13,138)	(14,941)	151,108

Net change in contract owners’ equity	(268,813)	640,191	(46,050)	(7,252)	(3,324)	(4,581)	(28,377)	255,432
Contract owners’ equity beginning of period	640,191	-	89,214	96,466	41,247	45,828	346,781	91,349

Contract owners’ equity end of period	$371,378	640,191	43,164	89,214	37,923	41,247	318,404	346,781

CHANGES IN UNITS:
Beginning units	61,879	-	6,096	6,357	1,511	2,127	44,073	16,595
Units purchased	705	61,996	-	-	-	-	6,210	40,964
Units redeemed	(34,837)	(117)	(3,732)	(261)	(205)	(616)	(8,609)	(13,486)

Ending units	27,747	61,879	2,364	6,096	1,306	1,511	41,674	44,073

	VWHA		WRASP		WFVSCG		PVGIB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,797)	(1,141)	2,430	(3,566)	(1,237)	(1,875)	2,065	823
Realized gain (loss) on investments	(5,425)	(5,076)	(61,478)	(71,590)	(3,151)	(34,867)	10,370	19,782
Change in unrealized gain (loss) on investments	727	62,124	141,453	46,983	24,926	31,925	(20,742)	(8,112)
Reinvested capital gains	-	-	-	-	3,056	11,165	13,813	3,946

Net increase (decrease) in contract owners’ equity resulting from operations	(6,495)	55,907	82,405	(28,173)	23,594	6,348	5,506	16,439

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	1,583	10,000	931	(8,103)	1,583
Transfers between funds	(1,367)	(3,244)	(5,842)	(13,568)	(7,878)	(1,246)	(119,848)	885
Redemptions (note 3)	(9,536)	(4,522)	(69,626)	(303,960)	(27,506)	(170,180)	(5,102)	(30,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4)	-	-	-	-	-
Adjustments to maintain reserves	(14)	(23)	(73)	(50)	26	(107)	8,088	15

Net equity transactions	(10,917)	(7,789)	(75,545)	(315,995)	(25,358)	(170,602)	(124,965)	(28,121)

Net change in contract owners’ equity	(17,412)	48,118	6,860	(344,168)	(1,764)	(164,254)	(119,459)	(11,682)
Contract owners’ equity beginning of period	185,017	136,899	512,617	856,785	111,183	275,437	119,459	131,141

Contract owners’ equity end of period	$167,605	185,017	519,477	512,617	109,419	111,183	-	119,459

CHANGES IN UNITS:
Beginning units	23,189	24,400	36,561	59,145	4,561	12,006	5,338	6,651
Units purchased	-	-	8,394	204	388	798	2	120
Units redeemed	(1,587)	(1,211)	(13,290)	(22,788)	(1,319)	(8,243)	(5,340)	(1,433)

Ending units	21,602	23,189	31,665	36,561	3,630	4,561	-	5,338

	PVTVB
	2017	2016
Investment activity:
Net investment income (loss)	$-	689
Realized gain (loss) on investments	-	(16,654)
Change in unrealized gain (loss) on investments	-	(4,746)
Reinvested capital gains	-	24,965

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,254

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(637,253)
Redemptions (note 3)	-	(21,595)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(8)
Adjustments to maintain reserves	-	(53)

Net equity transactions	-	(658,909)

Net change in contract owners’ equity	-	(654,655)
Contract owners’ equity beginning of period	-	654,655

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	34,932
Units purchased	-	35
Units redeemed	-	(34,967)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%

5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DVMCSS	DVSCS

0.95%	$1,005,848	$4,663	$1,008	$2,315	$7,099	$4,509	$355	$378
1.00%	353,548	760	155	1,433	1,871	1,653	-	-
1.05%	93,680	63	-	-	1,487	349	-	-
1.10%	543,365	4,535	387	2,639	8,953	4,554	495	1,667
1.15%	244,640	1,923	586	1,350	2,555	63	8	18
1.20%	100,300	877	28	292	770	218	-	122
1.25%	97,710	2,478	50	-	715	4,614	-	-
1.30%	415,220	751	70	318	220	2,199	-	-
1.35%	42,616	362	-	8	427	155	-	188
1.40%	1,412,802	713	476	640	2,723	449	-	-
1.45%	64,850	255	-	104	125	-	-	-
1.50%	44,708	44	-	47	25	-	-	-
1.55%	77,198	858	156	940	2,717	402	-	-
1.60%	113,267	404	566	2,059	1,757	-	-	-
1.65%	27,517	198	37	38	-	-	-	-
1.70%	18,401	-	264	-	569	-	-	-
1.75%	11,014	245	6	-	163	-	-	-
1.80%	12,720	-	37	-	594	-	-	-
1.85%	2,652	223	-	-	-	-	-	-
1.95%	1,965	-	-	-	-	-	-	-
2.00%	14,277	-	-	3,612	-	-	-	-
2.15%	5,703	758	144	-	310	-	-	-

Totals	$4,704,001	$20,110	$3,970	$15,795	$33,080	$19,165	$858	$2,373

	DSIF	DSIFS	DSRG	ETVFR	FCA2S	FHIBS	FVK2	FQB

0.95%	$2,195	$6,204	$34	$151	$2,027	$4,565	$113	$3,218
1.00%	-	331	-	136	132	995	-	-
1.05%	-	-	-	26	-	56	-	-
1.10%	3,729	5,532	827	20	1,290	6,634	563	10,088
1.15%	82	1,753	-	101	1,093	4,923	-	-
1.20%	103	336	-	-	374	743	83	8
1.25%	-	2,386	-	-	89	446	-	-
1.30%	-	406	-	28	55	937	-	-
1.35%	432	335	-	-	186	284	61	889
1.40%	-	1,052	-	-	40	1,790	-	14
1.45%	-	694	-	-	-	5	-	-
1.50%	107	-	-	-	-	2	379	373
1.55%	-	1,690	-	-	-	662	-	196
1.60%	-	749	-	-	374	1,569	-	-
1.65%	-	-	-	-	21	105	-	-
1.70%	-	-	-	-	-	845	-	-
1.75%	-	-	-	-	-	5	-	-
1.80%	-	77	-	-	-	80	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$6,648	$21,545	$861	$462	$5,681	$24,646	$1,199	$14,786

	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP

0.95%	$3,822	$-	$3,820	$-	$-	$2,335	$2,182	$-
1.00%	8,976	-	1,629	-	-	2,550	1,518	-
1.05%	36	-	88	-	-	9	2	-
1.10%	4,250	-	1,825	-	-	68	10	-
1.15%	1,233	-	1,109	-	-	-	-	-
1.20%	1,436	-	1,688	-	-	49	12	-
1.25%	791	-	1,099	-	-	24	37	-
1.30%	1,805	18,091	668	11,086	2,872	-	-	2,314
1.35%	477	-	273	-	-	-	-	-
1.40%	3,051	96,220	658	70,194	12,408	386	12	24,307
1.45%	-	1,814	315	761	7	-	92	513
1.50%	-	4,018	49	3,562	168	-	-	-
1.55%	251	-	903	-	-	-	23	-
1.60%	1,011	-	93	-	-	-	120	-
1.65%	28	-	183	-	-	-	-	-
1.70%	60	-	197	-	-	-	-	-
1.75%	290	-	112	-	-	-	-	-
1.80%	78	-	-	-	-	-	-	-
1.85%	-	-	36	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$27,595	$120,143	$14,745	$85,603	$15,455	$5,421	$4,008	$27,134

	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS

0.95%	$5,139	$3,730	$-	$11,736	$2,494	$4,035	$1,772	$36,762
1.00%	4,828	2,012	-	8,470	3,461	867	100	16,918
1.05%	3,102	-	-	644	624	627	89	8,125
1.10%	-	149	-	443	5,069	3,634	-	9,207
1.15%	-	376	-	-	969	248	-	-
1.20%	-	177	-	-	61	321	73	642
1.25%	-	86	-	-	1,241	1,748	-	60
1.30%	-	-	21,426	-	2	-	-	115
1.35%	-	-	-	-	67	86	-	2,608
1.40%	-	-	131,996	-	1,389	595	-	1,105
1.45%	-	84	1,143	-	105	-	-	2,099
1.50%	-	-	3,837	-	-	425	-	395
1.55%	-	-	-	-	-	55	-	-
1.60%	-	-	-	-	627	8	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	2,131	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$13,069	$6,614	$158,402	$21,293	$16,109	$14,780	$2,034	$78,036

	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS

0.95%	$30,361	$-	$24,339	$13,907	$-	$45,256	$27,543	$14,716
1.00%	5,029	-	17,366	3,356	-	28,263	8,558	8,213
1.05%	42	-	8,680	1,182	-	9,311	671	2,710
1.10%	21,190	-	-	6,510	-	583	16,118	283
1.15%	11,821	-	-	1,420	-	-	6,255	-
1.20%	3,811	-	87	1,737	-	560	3,505	39
1.25%	4,696	-	467	2,847	-	428	1,094	-
1.30%	3,691	10,753	15	1,949	30,288	21	525	-
1.35%	1,768	-	-	407	-	-	1,286	-
1.40%	4,461	52,879	-	1,915	91,876	-	4,360	-
1.45%	302	1,838	-	333	4,059	-	622	1,146

1.50%	373	1,492	-	-	6,978	615	467	543
1.55%	4,659	-	-	329	-	-	1,999	-
1.60%	1,565	-	-	2,511	-	-	1,030	-
1.65%	1,645	-	-	-	-	387	378	-
1.70%	2,395	-	-	-	-	-	1,043	-
1.75%	278	-	-	462	-	-	348	-
1.80%	417	-	-	-	-	-	173	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	407	-	-	418	-	-	-	-

Totals	$98,911	$66,962	$50,954	$39,283	$133,201	$85,424	$75,975	$27,650

	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP

0.95%	$8,267	$56,287	$18,896	$-	$43,207	$50,349	$5,753	$-
1.00%	1,627	37,692	12,309	-	12,917	10,984	1,757	-
1.05%	1,003	7,543	6,751	-	4,801	327	584	-
1.10%	5,973	10,459	5,639	-	112	34,136	626	-
1.15%	3,676	1,542	874	-	-	7,141	278	-
1.20%	1,061	1,004	693	-	707	5,904	53	-
1.25%	248	570	5	-	155	2,088	-	-
1.30%	283	21,564	9,128	33,072	-	2,542	8,265	15,985
1.35%	105	4	-	-	-	1,925	-	-
1.40%	1,052	112,160	42,332	-	-	9,227	22,373	72,880
1.45%	-	4,801	2,473	-	1,858	1,235	214	650
1.50%	130	3,144	-	-	-	817	2,267	1,024
1.55%	3,134	563	246	-	-	5,694	-	-
1.60%	91	-	-	-	-	1,352	-	-
1.65%	39	648	-	-	329	668	-	-
1.70%	22	422	67	-	-	719	-	-
1.75%	-	-	-	-	-	675	-	-
1.80%	115	-	-	-	-	1,171	-	-
1.85%	-	-	-	-	55	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	528	-	-

Totals	$26,826	$258,403	$99,413	$33,072	$64,141	$137,482	$42,170	$90,539

	FOS	FO2	FV2	FVSS	FVS	FTVRDI	TIF	FTVFA2

0.95%	$9,633	$8,665	$820	$685	$1,706	$1,352	$19	$1,001
1.00%	4,026	4,053	-	-	609	-	-	504
1.05%	675	14	197	-	43	-	50	-
1.10%	717	4,726	1,926	333	-	8,583	950	1,339
1.15%	-	461	-	-	-	219	-	1,551
1.20%	64	1,124	26	-	-	51	-	95
1.25%	63	162	-	-	-	-	-	-
1.30%	9	1,846	-	-	-	73	-	50
1.35%	-	129	136	-	-	612	41	-
1.40%	-	1,275	591	-	-	3	-	864
1.45%	1,740	-	247	-	-	-	-	-
1.50%	-	312	-	-	-	-	-	-
1.55%	-	1,076	-	-	-	-	-	792
1.60%	-	68	-	-	-	-	-	-
1.65%	-	133	-	-	-	-	-	-
1.70%	-	149	-	-	-	-	-	-
1.75%	-	116	11	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	197	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	36	-	-	-	-	-	-

2.15%	-	176	-	-	-	-	-	-

Totals	$16,927	$24,718	$3,954	$1,018	$2,358	$10,893	$1,060	$6,196

	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	IVKMG1	IVKMG2

0.95%	$6,554	$10,111	$79	$985	$655	$2	$-	$210
1.00%	381	1,875	-	409	-	-	-	63
1.05%	-	-	-	-	-	-	-	-
1.10%	3,910	11,801	303	1,542	169	1,120	118	278
1.15%	1,650	3,459	-	394	407	12	-	-
1.20%	371	1,130	-	26	106	-	-	946
1.25%	1,613	2,567	-	171	-	-	-	-
1.30%	1,660	1,541	-	170	53	-	-	-
1.35%	246	705	111	-	53	186	-	14
1.40%	1,045	5,354	-	1,411	-	-	-	5
1.45%	29	18	-	96	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	938	1,052	-	158	-	-	-	-
1.60%	475	908	-	488	7	-	-	-
1.65%	63	212	-	-	30	-	-	-
1.70%	25	153	-	-	-	-	-	-
1.75%	475	943	-	263	49	-	-	-
1.80%	141	73	-	251	1	-	-	-
1.85%	236	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	219	-	-	-	-	-	-

Totals	$19,812	$42,121	$493	$6,364	$1,530	$1,320	$118	$1,516

	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2

0.95%	$146	$3,898	$3,994	$3,141	$7,546	$2,527	$1,208	$574
1.00%	240	-	424	144	1,841	-	1	474
1.05%	-	162	-	-	721	45	-	-
1.10%	386	2,174	3,559	3,088	5,774	1,777	349	101
1.15%	4	2,434	562	2,740	2,251	3,033	437	-
1.20%	-	612	1,402	657	860	54	12	268
1.25%	-	259	1,923	252	15	196	-	-
1.30%	90	188	116	631	2,227	294	70	-
1.35%	-	45	287	70	258	-	-	-
1.40%	-	797	1,494	1,278	1,352	394	-	-
1.45%	-	14	19	-	-	370	-	-
1.50%	-	-	4	3	55	-	47	-
1.55%	-	388	2,495	403	1,233	-	239	-
1.60%	-	287	67	391	1,091	53	-	-
1.65%	-	178	212	297	-	-	-	-
1.70%	-	1,488	-	-	-	-	-	-
1.75%	-	41	196	-	601	-	8	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	211	-	-	-	-	-
1.95%	-	-	89	-	355	-	-	-
2.00%	-	-	-	-	3,898	66	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$866	$12,965	$17,054	$13,095	$30,078	$8,809	$2,371	$1,417

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6

0.95%	$12,731	$2,499	$6,333	$15,469	$1,954	$265	$4,837	$729
1.00%	4,599	660	3,102	1,802	1,168	-	1,324	54
1.05%	2,018	133	212	232	295	-	69	-
1.10%	10,167	519	2,791	4,867	1,297	1,064	1,346	303
1.15%	607	242	621	346	1,744	-	924	-

1.20%	690	224	87	66	201	19	1,866	59
1.25%	20	-	94	180	-	-	44	-
1.30%	2,981	40	1,828	79	249	-	674	150
1.35%	1,807	230	181	888	182	23	244	-
1.40%	2,736	492	1,930	2,523	334	-	2,090	112
1.45%	-	-	-	-	-	-	23	23
1.50%	-	306	-	161	-	-	-	-
1.55%	-	-	28	418	14	-	836	58
1.60%	-	25	387	-	-	-	198	-
1.65%	-	-	60	63	-	-	1	-
1.70%	-	-	-	-	-	-	-	-
1.75%	59	-	-	-	-	-	4	-
1.80%	-	1,122	530	1,339	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$38,415	$6,492	$18,184	$28,433	$7,438	$1,371	$14,480	$1,488

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$557	$-	$-	$509	$1,295	$788	$-	$2,285
1.00%	13	-	128	-	-	-	1,296	3,329
1.05%	-	-	-	-	589	-	-	-
1.10%	2	176	7	33	4,872	114	1,153	2,719
1.15%	-	-	-	13,093	357	5,508	106	4,902
1.20%	-	-	-	106	-	-	-	-
1.25%	-	-	-	-	-	-	-	82
1.30%	-	-	-	-	-	-	-	6,612
1.35%	-	-	-	-	-	-	179	-
1.40%	-	-	-	-	-	-	26	174
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	473	-
1.55%	-	-	-	-	-	-	-	-
1.60%	182	-	-	-	227	-	-	-
1.65%	-	-	-	-	-	445	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$754	$176	$135	$13,741	$7,340	$6,855	$3,233	$20,103

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA

0.95%	$631	$142	$-	$1,522	$1,689	$40	$19,597	$8,553
1.00%	-	1,704	-	983	-	-	2,534	47
1.05%	-	-	-	719	-	-	391	2,309
1.10%	892	87	39	994	1,307	264	7,919	4,892
1.15%	-	-	-	-	584	-	3,159	2,040
1.20%	-	273	50	8	48	41	1,390	1,559
1.25%	-	-	-	-	-	-	3,509	1,534
1.30%	-	-	-	134	710	46	729	354
1.35%	-	-	-	-	-	-	2,061	551
1.40%	-	1,169	-	1,906	67	59	4,336	3,454
1.45%	-	-	-	-	-	-	165	744
1.50%	-	-	-	-	-	-	1	-
1.55%	-	-	-	56	34	-	1,072	950
1.60%	109	2,392	-	-	-	-	1,124	3,268
1.65%	-	-	-	-	-	4	417	7,656

1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	178	-
1.80%	-	-	-	-	-	-	-	267
1.85%	-	-	-	-	-	-	113	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,632	$5,767	$89	$6,322	$4,439	$454	$48,695	$38,178

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2

0.95%	$1,708	$1	$7,987	$55,869	$40,040	$13,245	$757	$9,012
1.00%	-	218	1,134	4,924	1,246	1,723	-	2,552
1.05%	-	-	382	1,262	268	701	-	3,946
1.10%	5,688	54	7,993	46,380	20,070	17,288	3,114	3,672
1.15%	-	32	10,173	51,517	13,811	11,645	-	1,511
1.20%	68	5	10,617	10,651	6,948	2,804	-	1,215
1.25%	-	-	147	9,976	30,030	3,253	-	212
1.30%	186	-	6,784	26,708	2,760	6,711	-	1,279
1.35%	270	15	754	5,485	3,230	605	216	671
1.40%	123	-	4,916	41,005	20,501	10,970	-	1,115
1.45%	-	-	4	11,315	6,552	959	-	1,603
1.50%	-	-	-	845	460	1,475	369	-
1.55%	-	24	5,507	9,988	2,425	349	-	528
1.60%	-	-	414	41,494	12,910	11,143	-	3,171
1.65%	-	-	2,040	2,613	2,210	889	-	-
1.70%	-	-	-	1,052	1,915	1,690	-	-
1.75%	-	59	13	169	1,042	1,647	-	649
1.80%	-	-	37	1,914	2,764	-	-	-
1.85%	457	-	-	605	194	205	-	-
1.95%	-	-	-	397	96	-	-	-
2.00%	-	-	-	-	-	-	-	1,078
2.15%	-	-	336	-	-	409	-	525

Totals	$8,500	$408	$59,238	$324,169	$169,472	$87,711	$4,456	$32,739

	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2

0.95%	$54,619	$-	$-	$1,750	$38	$8,689	$231	$1,061
1.00%	7,043	-	-	146	-	2,581	152	1,629
1.05%	745	-	-	-	-	885	-	27
1.10%	39,098	185	342	943	180	3,391	389	227
1.15%	15,064	-	-	472	62	1,643	-	12
1.20%	5,757	-	-	50	-	1,189	-	-
1.25%	2,038	-	-	-	-	270	44	-
1.30%	2,055	37	-	-	37	735	-	-
1.35%	1,412	-	-	61	-	257	1	1
1.40%	2,670	-	-	63	-	4,190	-	62
1.45%	1,523	-	-	-	-	-	-	-
1.50%	297	-	-	15	-	-	-	-
1.55%	319	-	-	24	-	980	-	-
1.60%	1,182	-	-	-	-	4,107	-	414
1.65%	60	-	-	-	-	341	-	-
1.70%	319	-	-	-	-	59	-	-
1.75%	270	-	-	-	-	346	-	-
1.80%	3	-	-	-	-	240	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$134,474	$222	$342	$3,524	$317	$29,903	$817	$3,433

	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2

0.95%	$1,486	$131	$3,403	$1,483	$3,842	$372	$4,637	$141,708
1.00%	104	-	268	-	165	26	-	72,871
1.05%	104	-	65	-	-	-	-	16,744
1.10%	1,165	718	1,343	1,785	3,016	520	6,900	49,955
1.15%	812	-	1,656	-	766	-	-	13,057
1.20%	60	-	589	-	912	-	-	10,083
1.25%	271	-	331	-	180	-	-	5,721
1.30%	-	-	439	-	477	-	124,426	8,223
1.35%	107	-	148	11	-	-	966	3,972
1.40%	808	-	671	-	930	-	494,601	14,121
1.45%	-	-	11	-	-	-	5,978	4,449
1.50%	-	-	-	75	15	-	5,888	1,686
1.55%	212	-	673	-	2,745	27	-	10,241
1.60%	188	-	735	-	38	-	-	6,249
1.65%	49	-	20	-	2	-	-	3,025
1.70%	-	-	1,488	-	35	-	-	3,340
1.75%	30	-	77	-	206	-	-	464
1.80%	-	-	5	-	253	-	-	372
1.85%	-	-	-	-	-	-	-	120
1.95%	-	-	-	-	116	-	-	685
2.00%	-	-	-	-	-	-	-	-
2.15%	728	-	-	-	-	-	-	531

Totals	$6,124	$849	$11,922	$3,354	$13,698	$945	$643,396	$367,617

	NVTIV3	NVRE2	AMSRS	OVIGS	OVGS	OVGSS	OVGIS	OVSC

0.95%	$-	$5,640	$1,301	$80	$802	$9,489	$12,890	$207
1.00%	-	128	541	-	-	2,882	871	-
1.05%	-	107	-	-	-	268	-	162
1.10%	56	1,356	37	394	1,253	10,910	12,257	3,303
1.15%	-	409	-	-	33	5,978	3,970	-
1.20%	-	344	-	-	1	1,152	2,528	1
1.25%	-	101	179	-	-	993	2,195	-
1.30%	-	18	-	-	-	1,540	1,883	-
1.35%	-	107	-	-	109	571	1,019	46
1.40%	-	2,069	59	-	-	2,255	3,718	-
1.45%	-	-	-	-	-	126	1,085	-
1.50%	-	15	-	-	230	-	3	-
1.55%	-	100	-	-	-	2,914	1,299	-
1.60%	-	-	-	-	-	722	1,004	-
1.65%	-	2	-	-	-	554	715	-
1.70%	-	-	-	-	-	-	33	-
1.75%	-	226	-	-	-	15	129	-
1.80%	-	400	-	-	-	-	247	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	227	-	-
2.00%	-	-	-	-	-	-	2,287	-
2.15%	-	-	-	-	-	-	214	-

Totals	$56	$11,022	$2,117	$474	$2,428	$40,596	$48,347	$3,719

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVEIB	PVGOB

0.95%	$197	$428	$9,760	$660	$2,923	$-	$154	$572
1.00%	133	-	1,859	162	3,105	95	-	254
1.05%	-	-	134	-	42	-	-	-
1.10%	2,358	939	6,824	126	2,493	9	287	1,463
1.15%	461	-	5,735	-	-	4	142	47
1.20%	1,129	-	1,631	-	57	-	18	388
1.25%	-	-	429	-	45	-	-	149
1.30%	-	-	4,186	-	-	62	266	1,083
1.35%	-	15	390	-	134	-	-	172

1.40%	173	4	1,145	599	1,705	-	-	872
1.45%	-	-	69	-	-	-	-	-
1.50%	-	-	123	-	372	-	-	95
1.55%	-	-	314	-	-	455	-	65
1.60%	-	-	1,436	-	-	-	-	-
1.65%	-	-	522	-	-	-	-	-
1.70%	-	-	52	-	-	-	-	-
1.75%	-	-	144	-	-	-	-	-
1.80%	-	-	19	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	1,169	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$5,620	$1,386	$34,772	$1,547	$10,876	$625	$867	$5,160

	PVTIGB	PVTSCB	VWHAS	VWHA	WRASP	WFVSCG	PVGIB

0.95%	$118	$127	$2,567	$257	$1,633	$403	$93
1.00%	-	-	203	682	1,023	175	-
1.05%	-	-	-	-	32	-	-
1.10%	617	192	291	412	1,959	211	158
1.15%	-	-	-	-	306	1	77
1.20%	-	-	-	-	25	3	10
1.25%	-	-	-	-	-	-	-
1.30%	-	-	32	-	55	29	161
1.35%	159	103	-	-	37	-	-
1.40%	-	-	-	446	7	-	-
1.45%	-	-	-	-	41	-	-
1.50%	-	-	-	-	102	-	-
1.55%	-	-	-	-	292	-	-
1.60%	-	-	-	-	12	415	-
1.65%	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-

Totals	$894	$422	$3,093	$1,797	$5,524	$1,237	$499

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $1,215,220 and $1,392,738, respectively, and total transfers from the Separate Account to the fixed account were $5,132,602 and $8,125,385, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $145,093 and $341,578 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$402,362,916	$-	$-	$402,362,916

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class B (ALVGIB)	$169,627	$301,483
VPS International Value Portfolio - Class B (ALVIVB)	6,358	31,409
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	364,727	313,203
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	197,626	428,216
Global Allocation V.I. Fund - Class III (MLVGA3)	55,362	509,513
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,092	16,904
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	16,541	49,400
Stock Index Fund, Inc. - Initial Shares (DSIF)	77,691	211,640
Stock Index Fund, Inc. - Service Shares (DSIFS)	317,800	137,453
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	6,035	1,833
Floating-Rate Income Fund (ETVFR)	1,769	26,075
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,576	37,690
High Income Bond Fund II - Service Shares (FHIBS)	168,098	419,730
Kaufmann Fund II - Primary Shares (FVK2)	10,774	17,093
Quality Bond Fund II - Primary Shares (FQB)	530,971	472,936
Quality Bond Fund II - Service Shares (FQBS)	151,566	1,470,817
Equity-Income Portfolio - Initial Class (FEIP)	434,428	1,702,669
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	359,993	438,625
High Income Portfolio - Initial Class (FHIP)	534,137	1,196,628
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	310,809	420,963
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	78,384	95,656
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	56,721	33,652
VIP Asset Manager Portfolio - Initial Class (FAMP)	258,400	257,995
VIP Asset Manager Portfolio - Service Class (FAMS)	177,850	252,687
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	85,672	22,408
VIP Balanced Portfolio - Initial Class (FBP)	640,215	1,622,321
VIP Balanced Portfolio - Service Class (FBS)	114,367	272,285
VIP Balanced Portfolio - Service Class 2 (FB2)	107,223	591,538

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	$90,717	$435,856
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	14,917	11,826
VIP Equity-Income Portfolio - Service Class (FEIS)	503,910	1,189,871
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	865,369	2,320,402
VIP Growth & Income Portfolio - Initial Class (FGIP)	267,463	696,988
VIP Growth & Income Portfolio - Service Class (FGIS)	244,098	796,022
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	165,780	363,102
VIP Growth Portfolio - Initial Class (FGP)	1,068,930	1,441,190
VIP Growth Portfolio - Service Class (FGS)	694,272	1,180,500
VIP Growth Portfolio - Service Class 2 (FG2)	639,109	1,139,969
VIP High Income Portfolio - Service Class (FHIS)	151,285	532,075
VIP High Income Portfolio - Service Class 2 (FHI2)	177,831	488,307
VIP Index 500 Portfolio - Initial Class (FIP)	961,664	2,507,651
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	447,804	1,303,714
VIP Mid Cap Portfolio - Initial Class (FMCP)	154,915	323,520
VIP Mid Cap Portfolio - Service Class (FMCS)	342,791	605,644
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	839,663	1,819,288
VIP Money Market Portfolio - Initial Class (FMMP)	1,065,667	1,781,628
VIP Overseas Portfolio - Initial Class (FOP)	272,459	811,140
VIP Overseas Portfolio - Service Class (FOS)	39,790	162,991
VIP Overseas Portfolio - Service Class 2 (FO2)	83,293	516,025
VIP Value Portfolio - Service Class 2 (FV2)	14,371	48,877
VIP Value Strategies Portfolio - Service Class (FVSS)	25,745	3,935
VIP Value Portfolio - Service Class (FVS)	9,931	6,835
Rising Dividends Securities Fund - Class 1 (FTVRDI)	136,389	176,720
Templeton Foreign Securities Fund - Class 1 (TIF)	2,719	7,332
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	93,968	36,552
VI American Franchise Fund - Series II Shares (ACEG2)	179,951	196,155
VI Comstock Fund - Series II Shares (ACC2)	228,810	565,478
VI Core Equity Fund - Series I Shares (AVGI)	2,779	2,029
VI Core Equity Fund - Series II Shares (AVCE2)	31,889	94,563
VI International Growth Fund - Series II Shares (AVIE2)	1,818	3,339
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	2,823	27,839
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	684	892
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	25,842	4,842
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	54,085	44,561
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	74,308	218,882
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	135,747	292,695
New Discovery Series - Service Class (MNDSC)	23,508	253,532
Value Series - Service Class (MVFSC)	532,073	594,376
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	88,186	314,243
Core Plus Fixed Income Portfolio - Class II (MSVF2)	75,434	63,411
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	38,033	72,425
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	792,031	564,728
American Funds NVIT Bond Fund - Class II (GVABD2)	18,804	216,243
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	327,235	452,752
American Funds NVIT Growth Fund - Class II (GVAGR2)	403,550	914,178
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	116,164	30,973
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,399	98,543
NVIT Emerging Markets Fund - Class II (GEM2)	46,108	118,702
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	4,587	86,873
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	28,507	14,918
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,612	9,604
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,402	1,031
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	97,896	57,406
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	43,257	73,426
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	49,023	35,054
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	37,089	65,299
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	138,117	156,962
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	56,645	15,568

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	$22,422	$155,214
NVIT Core Bond Fund - Class I (NVCBD1)	728	90
NVIT Core Bond Fund - Class II (NVCBD2)	46,451	437,315
NVIT Core Plus Bond Fund - Class II (NVLCP2)	28,044	254,866
NVIT Nationwide Fund - Class II (TRF2)	308	13,333
NVIT Government Bond Fund - Class I (GBF)	316,190	957,928
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	304,089	195,327
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	313,468	322,792
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	17,094	28,090
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	233,418	681,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,021,086	3,983,489
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,300,393	1,898,180
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	484,803	957,217
NVIT Mid Cap Index Fund - Class I (MCIF)	78,655	89,438
NVIT Mid Cap Index Fund - Class II (MCIF2)	271,012	380,234
NVIT Money Market Fund - Class I (SAM)	4,419,813	4,663,962
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	5,621	241
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	854	783
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	9,998	46,247
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	7,123	20,086
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	175,552	426,946
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	59,421	51,136
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	33,094	57,306
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	28,447	296,434
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,171	8,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	79,868	147,019
NVIT Multi-Manager Small Company Fund - Class I (SCF)	23,572	90,043
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	100,739	120,958
NVIT Short Term Bond Fund - Class II (NVSTB2)	75,248	47,902
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,576,025	7,383,533
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,131,802	4,971,147
Templeton NVIT International Value Fund - Class III (NVTIV3)	105	358
NVIT Real Estate Fund - Class II (NVRE2)	39,390	230,631
Socially Responsive Portfolio - I Class Shares (AMSRS)	7,295	64,967
International Growth Fund/VA - Service Shares (OVIGS)	24,936	21,380
Global Securities Fund/VA - Non-Service Shares (OVGS)	39,787	12,694
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	59,989	575,837
Main Street Fund(R)/VA - Service Class (OVGIS)	261,352	546,881
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	49,891	81,225
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	102,641	84,931
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	5,523	9,587
Global Strategic Income Fund/VA - Service Shares (OVSBS)	270,275	697,874
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	14,889	44,657
Low Duration Portfolio - Advisor Class (PMVLAD)	234,687	484,925
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	2,237	6,074
VT Equity Income Fund: Class IB (PVEIB)	125,475	12,776
VT Growth Opportunities Fund: Class IB (PVGOB)	15,851	408,693
VT International Equity Fund: Class IB (PVTIGB)	2,186	66,235
VT Small Cap Value Fund: Class IB (PVTSCB)	1,859	6,194
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	45,124	63,192
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	-	12,753
Variable Insurance Portfolios - Asset Strategy (WRASP)	129,601	202,750
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	13,053	36,679
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	16,410	125,524

	$32,917,123	$70,206,684

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	1.85%	70,036	$25.94	to	$22.44	$1,760,193	1.21%	17.47%	to	16.41%
2016	0.95%	to	2.15%	82,758	22.08	to	18.42	1,763,718	0.82%	10.02%	to	8.69%
2015	0.95%	to	2.15%	99,036	20.07	to	16.95	1,922,312	1.15%	0.46%	to	-0.75%
2014	0.95%	to	2.15%	121,141	19.98	to	17.08	2,352,952	1.09%	8.25%	to	6.94%
2013	0.95%	to	2.15%	140,316	18.45	to	15.97	2,525,814	1.14%	33.31%	to	31.70%
VPS International Value Portfolio - Class B (ALVIVB)
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
2016	0.95%	to	2.15%	18,176	17.32	to	14.45	301,032	1.05%	-1.74%	to	-2.93%
2015	0.95%	to	2.15%	21,773	17.63	to	14.89	365,506	2.18%	1.43%	to	0.20%
2014	0.95%	to	2.15%	24,981	17.38	to	14.86	415,279	3.28%	-7.35%	to	-8.47%
2013	0.95%	to	2.15%	27,261	18.76	to	16.23	491,128	5.53%	21.56%	to	20.09%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
2016	0.95%	to	1.65%	48,231	20.32	to	18.29	946,130	0.00%	1.38%	to	0.67%
2015	0.95%	to	1.65%	43,631	20.04	to	18.17	845,072	0.00%	9.80%	to	9.03%
2014	0.95%	to	1.65%	45,639	18.25	to	16.66	807,611	0.00%	12.76%	to	11.96%
2013	0.95%	to	1.65%	56,707	16.19	to	14.88	894,674	0.00%	35.70%	to	34.74%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
2016	0.95%	to	2.15%	84,356	36.50	to	30.45	2,980,413	0.36%	23.61%	to	22.12%
2015	0.95%	to	2.15%	101,663	29.53	to	24.93	2,906,247	0.52%	-6.59%	to	-7.72%
2014	0.95%	to	2.15%	112,116	31.61	to	27.02	3,439,433	0.46%	7.91%	to	6.60%
2013	0.95%	to	2.15%	137,549	29.30	to	25.35	3,921,951	0.42%	36.33%	to	34.68%
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
2016	0.95%	to	1.55%	114,523	15.78	to	15.06	1,784,930	1.07%	2.82%	to	2.20%
2015	0.95%	to	1.60%	146,175	15.35	to	14.69	2,215,679	1.04%	-1.94%	to	-2.59%
2014	0.95%	to	1.60%	140,339	15.65	to	15.08	2,170,823	2.22%	0.96%	to	0.30%
2013	0.95%	to	1.70%	142,150	15.50	to	14.96	2,183,074	0.97%	13.33%	to	12.47%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
2016	0.95%	to	1.15%	7,442	12.03	to	11.96	89,273	0.83%	14.11%	to	13.88%
2015	0.95%	to	1.15%	7,670	10.54	to	10.50	80,714	0.59%	-3.44%	to	-3.64%
2014	0.95%	to	1.40%	11,061	10.92	to	10.88	120,416	0.00%	9.15%	to	8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
2016	0.95%	to	1.35%	7,087	33.79	to	31.85	234,572	0.93%	24.54%	to	24.03%
2015	0.95%	to	1.35%	9,079	27.13	to	25.68	241,717	0.77%	-3.26%	to	-3.65%
2014	0.95%	to	1.35%	10,279	28.05	to	26.65	283,037	0.62%	4.12%	to	3.70%
2013	0.95%	to	1.35%	12,180	26.93	to	25.70	322,948	1.23%	39.38%	to	38.82%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
2016	0.95%	to	1.50%	24,961	24.39	to	22.49	598,298	1.99%	10.65%	to	10.04%
2015	0.95%	to	1.50%	29,347	22.04	to	20.44	635,030	1.83%	0.15%	to	-0.41%
2014	0.95%	to	1.50%	29,638	22.01	to	20.52	641,174	1.72%	12.35%	to	11.72%
2013	0.95%	to	1.50%	36,717	19.59	to	18.37	707,651	1.83%	30.77%	to	30.05%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
2016	0.95%	to	1.80%	64,894	26.62	to	23.67	1,684,953	1.75%	10.39%	to	9.44%
2015	0.95%	to	1.80%	72,979	24.12	to	21.62	1,724,940	1.54%	-0.09%	to	-0.95%
2014	0.95%	to	1.80%	74,895	24.14	to	21.83	1,779,961	1.49%	12.03%	to	11.07%
2013	0.95%	to	1.80%	95,774	21.55	to	19.66	2,029,663	1.62%	30.45%	to	29.34%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%
2016	0.95%	to	1.10%	3,569	21.08	to	20.62	73,680	1.32%	9.33%	to	9.16%
2015	0.95%	to	1.10%	3,820	19.28	to	18.88	72,233	1.11%	-4.11%	to	-4.26%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.95%	to	1.10%	4,685	$20.10	to	$19.72	$92,610	1.07%	12.37%	to	12.20%
2013	0.95%	to	1.10%	5,119	17.89	to	17.58	90,206	1.31%	33.07%	to	32.87%
Floating-Rate Income Fund (ETVFR)
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
2016	0.95%	to	1.30%	5,961	10.51	to	10.42	62,534	3.59%	7.91%	to	7.53%
2015	0.95%	to	1.30%	1,710	9.74	to	9.69	16,619	2.87%	-1.93%	to	-2.28%
2014			1.20%	1,982			9.92	19,659	0.84%			-0.81%	****
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	1.60%	43,024	12.86	to	11.60	541,089	1.36%	9.62%	to	8.90%
2016	0.95%	to	1.65%	45,424	11.73	to	10.57	521,801	1.55%	-5.39%	to	-6.05%
2015	0.95%	to	1.65%	54,483	12.40	to	11.25	661,836	1.56%	-7.32%	to	-7.98%
2014	0.95%	to	1.70%	60,860	13.38	to	12.15	799,335	1.76%	-2.27%	to	-3.01%
2013	0.95%	to	1.70%	76,109	13.69	to	12.53	1,023,056	0.76%	15.01%	to	14.14%
High Income Bond Fund II - Service Shares (FHIBS)
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
2016	0.95%	to	1.80%	92,115	25.69	to	22.60	2,293,641	6.10%	13.44%	to	12.47%
2015	0.95%	to	1.80%	105,531	22.64	to	20.09	2,316,720	5.75%	-3.65%	to	-4.47%
2014	0.95%	to	1.80%	125,472	23.50	to	21.03	2,857,006	5.89%	1.45%	to	0.58%
2013	0.95%	to	1.80%	153,786	23.16	to	20.91	3,465,339	6.92%	5.72%	to	4.81%
Kaufmann Fund II - Primary Shares (FVK2)
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
2016	0.95%	to	1.50%	5,224	18.49	to	17.81	95,052	0.00%	2.68%	to	2.11%
2015	0.95%	to	1.50%	7,514	18.01	to	17.44	133,955	0.00%	5.36%	to	4.78%
2014	0.95%	to	1.50%	8,819	17.10	to	16.64	149,535	0.00%	8.67%	to	8.07%
2013	0.95%	to	1.50%	12,279	15.73	to	15.40	191,594	0.00%	38.79%	to	38.02%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
2016	0.95%	to	1.55%	77,840	16.52	to	15.12	1,257,174	3.63%	2.84%	to	2.22%
2015	0.95%	to	1.55%	93,418	16.06	to	14.79	1,469,009	3.92%	-1.19%	to	-1.79%
2014	0.95%	to	1.55%	98,605	16.26	to	15.06	1,570,990	3.89%	2.81%	to	2.18%
2013	0.95%	to	1.55%	117,441	15.81	to	14.74	1,822,405	4.34%	0.08%	to	-0.53%
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
2016	0.95%	to	1.85%	183,562	16.11	to	14.09	2,879,983	3.46%	2.55%	to	1.62%
2015	0.95%	to	1.85%	207,106	15.71	to	13.87	3,171,400	3.59%	-1.39%	to	-2.28%
2014	0.95%	to	1.85%	238,549	15.93	to	14.19	3,714,240	3.60%	2.53%	to	1.60%
2013	0.95%	to	1.85%	268,308	15.54	to	13.97	4,082,542	4.13%	-0.21%	to	-1.11%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
2016	1.30%	to	1.50%	316,487	29.32	to	23.79	9,025,154	2.25%	16.49%	to	16.25%
2015	1.30%	to	1.50%	348,971	25.17	to	20.46	8,556,669	3.07%	-5.21%	to	-5.41%
2014	1.30%	to	1.50%	394,042	26.56	to	21.63	10,200,435	2.67%	7.30%	to	7.09%
2013	1.30%	to	1.50%	463,618	24.75	to	20.20	11,199,880	2.48%	26.48%	to	26.23%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
2016	0.95%	to	1.85%	62,029	24.18	to	21.15	1,453,285	0.82%	8.24%	to	7.26%
2015	0.95%	to	1.85%	74,615	22.34	to	19.72	1,622,751	0.86%	-4.11%	to	-4.98%
2014	0.95%	to	1.95%	79,068	23.30	to	20.49	1,796,335	0.74%	5.50%	to	4.44%
2013	0.95%	to	1.95%	92,206	22.08	to	19.62	1,983,994	0.68%	28.95%	to	27.65%
High Income Portfolio - Initial Class (FHIP)
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
2016	1.30%	to	1.50%	343,791	19.21	to	15.76	6,416,845	5.23%	13.12%	to	12.89%
2015	1.30%	to	1.50%	377,558	16.98	to	13.96	6,238,394	6.48%	-4.88%	to	-5.07%
2014	1.30%	to	1.50%	375,714	17.85	to	14.71	6,558,477	5.35%	-0.16%	to	-0.36%
2013	1.30%	to	1.50%	450,266	17.88	to	14.76	7,879,608	5.49%	4.57%	to	4.36%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.30%	to	1.50%	54,615	$21.36	to	$17.61	$1,146,073	1.33%	1.13%	to	0.93%
2015	1.30%	to	1.50%	60,464	21.12	to	17.45	1,255,453	1.22%	-1.22%	to	-1.42%
2014	1.30%	to	1.50%	61,021	21.38	to	17.70	1,283,763	0.96%	4.50%	to	4.29%
2013	1.30%	to	1.50%	80,193	20.46	to	16.97	1,616,561	1.04%	20.82%	to	20.58%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
2016	0.95%	to	1.40%	31,924	18.16	to	14.15	567,386	1.28%	1.37%	to	0.91%
2015	0.95%	to	1.40%	35,452	17.92	to	14.02	622,119	1.05%	-0.98%	to	-1.43%
2014	0.95%	to	1.40%	41,502	18.09	to	14.22	737,526	0.94%	4.75%	to	4.27%
2013	0.95%	to	1.40%	48,850	17.27	to	13.64	831,160	0.61%	21.18%	to	20.63%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%
2016	0.95%	to	1.60%	28,546	13.81	to	12.37	390,894	1.21%	1.21%	to	0.55%
2015	0.95%	to	1.60%	29,199	13.64	to	12.30	395,258	0.94%	-1.13%	to	-1.78%
2014	0.95%	to	1.60%	30,869	13.80	to	12.53	422,830	0.76%	4.55%	to	3.86%
2013	0.95%	to	1.60%	32,797	13.20	to	12.06	429,903	0.72%	20.93%	to	20.14%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
2016	1.30%	to	1.45%	86,285	22.86	to	19.44	1,931,202	1.41%	1.73%	to	1.58%
2015	1.30%	to	1.45%	98,691	22.47	to	19.14	2,174,725	1.51%	-1.16%	to	-1.31%
2014	1.30%	to	1.45%	107,603	22.73	to	19.39	2,400,782	1.41%	4.46%	to	4.30%
2013	1.30%	to	1.50%	126,599	21.76	to	18.44	2,704,863	1.58%	14.20%	to	13.97%
VIP Asset Manager Portfolio - Service Class (FAMS)
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
2016	0.95%	to	1.05%	67,991	20.01	to	19.63	1,349,741	1.35%	2.03%	to	1.93%
2015	0.95%	to	1.05%	76,295	19.61	to	19.26	1,484,154	1.46%	-0.92%	to	-1.02%
2014	0.95%	to	1.05%	80,520	19.79	to	19.46	1,581,897	1.38%	4.68%	to	4.58%
2013	0.95%	to	1.05%	85,967	18.91	to	18.61	1,614,359	1.39%	14.43%	to	14.32%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
2016	0.95%	to	1.45%	39,924	15.97	to	14.68	633,306	1.24%	1.87%	to	1.35%
2015	0.95%	to	1.45%	47,172	15.68	to	14.49	731,165	1.36%	-1.01%	to	-1.51%
2014	0.95%	to	1.45%	49,100	15.84	to	14.71	769,485	1.10%	4.54%	to	4.01%
2013	0.95%	to	1.60%	69,032	15.15	to	13.85	1,030,063	1.36%	14.24%	to	13.49%
VIP Balanced Portfolio - Initial Class (FBP)
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
2016	1.30%	to	1.50%	346,852	33.14	to	22.25	11,133,449	1.29%	5.87%	to	5.66%
2015	1.30%	to	1.50%	385,859	31.30	to	21.06	11,727,201	1.48%	-0.72%	to	-0.92%
2014	1.30%	to	1.50%	434,666	31.53	to	21.25	13,321,733	1.44%	8.83%	to	8.61%
2013	1.30%	to	1.50%	485,796	28.97	to	19.57	13,696,223	1.46%	18.10%	to	17.86%
VIP Balanced Portfolio - Service Class (FBS)
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
2016	0.95%	to	1.10%	92,071	22.96	to	18.65	2,095,202	1.24%	6.14%	to	5.98%
2015	0.95%	to	1.10%	105,527	21.63	to	17.59	2,264,268	1.41%	-0.45%	to	-0.60%
2014	0.95%	to	1.10%	118,246	21.73	to	17.70	2,550,206	1.24%	9.05%	to	8.88%
2013	0.95%	to	1.10%	148,915	19.93	to	16.02	2,946,940	1.31%	18.36%	to	18.07%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
2016	0.95%	to	1.60%	79,584	19.43	to	17.41	1,508,912	1.17%	5.97%	to	5.27%
2015	0.95%	to	1.60%	87,296	18.33	to	16.54	1,565,042	1.32%	-0.59%	to	-1.25%
2014	0.95%	to	1.60%	93,094	18.44	to	16.74	1,681,483	1.25%	8.97%	to	8.26%
2013	0.95%	to	1.60%	105,170	16.92	to	15.47	1,743,204	1.22%	18.15%	to	17.37%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
2016	0.95%	to	2.00%	95,588	16.25	to	13.67	1,462,454	0.69%	1.69%	to	0.61%
2015	0.95%	to	2.00%	110,200	15.98	to	13.59	1,669,184	0.59%	0.06%	to	-1.00%
2014	0.95%	to	2.00%	116,427	15.97	to	13.72	1,770,182	0.21%	9.61%	to	8.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.95%	to	1.60%	104,643	$14.57	to	$13.36	$1,496,792	0.13%	36.94%	to	36.04%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
2016	0.95%	to	1.20%	11,768	16.66	to	15.99	195,656	0.85%	1.78%	to	1.53%
2015	0.95%	to	1.20%	12,070	16.37	to	15.75	197,184	0.72%	0.20%	to	-0.06%
2014	0.95%	to	1.20%	13,050	16.34	to	15.76	212,854	0.39%	9.83%	to	9.55%
2013	0.95%	to	1.20%	14,667	14.88	to	14.39	217,744	0.27%	37.08%	to	36.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
2016	0.95%	to	1.50%	332,738	24.46	to	18.32	7,731,447	2.17%	16.79%	to	16.14%
2015	0.95%	to	1.50%	373,340	20.94	to	15.77	7,446,632	3.02%	-5.00%	to	-5.53%
2014	0.95%	to	1.50%	402,616	22.04	to	16.69	8,468,034	2.64%	7.61%	to	7.02%
2013	0.95%	to	1.50%	462,833	20.48	to	17.43	9,043,001	2.33%	26.80%	to	26.14%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
2016	0.95%	to	2.15%	453,777	21.37	to	17.44	9,405,063	2.04%	16.59%	to	15.19%
2015	0.95%	to	2.15%	530,119	18.32	to	15.14	9,431,738	2.86%	-5.15%	to	-6.30%
2014	0.95%	to	2.15%	594,958	19.32	to	16.16	11,187,217	2.54%	7.45%	to	6.15%
2013	0.95%	to	2.15%	683,462	17.98	to	15.22	11,964,997	2.15%	26.61%	to	25.08%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
2016	1.30%	to	1.50%	161,747	30.74	to	24.89	4,843,504	1.65%	14.58%	to	14.34%
2015	1.30%	to	1.50%	178,970	26.83	to	21.77	4,685,831	2.03%	-3.54%	to	-3.74%
2014	1.30%	to	1.50%	203,647	27.81	to	22.61	5,530,484	1.67%	9.04%	to	8.81%
2013	1.30%	to	1.50%	238,479	25.51	to	20.78	5,947,450	1.89%	31.83%	to	31.56%
VIP Growth & Income Portfolio - Service Class (FGIS)
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
2016	0.95%	to	1.30%	209,101	25.22	to	17.82	5,222,564	1.59%	14.85%	to	14.44%
2015	0.95%	to	1.30%	238,203	21.96	to	15.57	5,183,939	1.90%	-3.28%	to	-3.62%
2014	0.95%	to	1.30%	285,159	22.70	to	16.16	6,419,300	1.50%	9.34%	to	8.95%
2013	0.95%	to	1.30%	353,069	20.76	to	14.83	7,269,011	1.72%	32.19%	to	31.73%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
2016	0.95%	to	2.15%	189,471	18.93	to	15.45	3,490,603	1.54%	14.71%	to	13.33%
2015	0.95%	to	2.15%	214,214	16.50	to	13.63	3,449,325	1.82%	-3.46%	to	-4.63%
2014	0.95%	to	2.15%	243,776	17.10	to	14.30	4,071,965	1.55%	9.18%	to	7.86%
2013	0.95%	to	2.15%	262,797	15.66	to	13.26	4,028,145	1.58%	31.98%	to	30.39%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
2016	1.30%	to	1.50%	308,053	27.82	to	23.09	8,324,436	0.04%	-0.51%	to	-0.71%
2015	1.30%	to	1.50%	337,965	27.97	to	23.26	9,198,505	0.25%	5.78%	to	5.57%
2014	1.30%	to	1.50%	394,918	26.44	to	22.03	10,177,287	0.18%	9.85%	to	9.63%
2013	1.30%	to	1.50%	462,031	24.07	to	20.10	10,844,483	0.28%	34.56%	to	34.29%
VIP Growth Portfolio - Service Class (FGS)
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
2016	0.95%	to	1.65%	323,147	24.15	to	14.62	7,666,055	0.00%	-0.24%	to	-0.94%
2015	0.95%	to	1.65%	367,969	24.20	to	14.76	8,766,451	0.16%	6.04%	to	5.29%
2014	0.95%	to	1.65%	411,021	22.83	to	14.02	9,222,102	0.09%	10.13%	to	9.35%
2013	0.95%	to	1.65%	492,685	20.73	to	12.82	10,047,914	0.17%	34.91%	to	33.96%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
2016	0.95%	to	1.85%	508,025	12.57	to	10.80	6,243,423	0.00%	-0.40%	to	-1.31%
2015	0.95%	to	1.85%	581,589	12.62	to	10.94	7,180,110	0.03%	5.89%	to	4.93%
2014	0.95%	to	1.85%	654,436	11.92	to	10.43	7,636,791	0.00%	9.96%	to	8.96%
2013	0.95%	to	1.85%	740,866	10.84	to	9.57	7,873,933	0.04%	34.71%	to	33.49%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.50%	178,803	$16.52	to	$14.75	$2,926,836	5.02%	13.29%	to	12.66%
2015	0.95%	to	1.50%	210,183	14.58	to	13.09	3,039,847	6.50%	-4.67%	to	-5.20%
2014	0.95%	to	1.50%	208,487	15.30	to	13.81	3,163,495	5.30%	0.11%	to	-0.44%
2013	0.95%	to	1.50%	248,409	15.28	to	13.87	3,766,338	5.58%	4.87%	to	4.29%
VIP High Income Portfolio - Service Class 2 (FHI2)
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.99%
2016	0.95%	to	1.85%	152,038	17.14	to	14.72	2,539,327	5.22%	13.09%	to	12.06%
2015	0.95%	to	1.85%	173,658	15.16	to	13.14	2,566,990	6.75%	-4.78%	to	-5.64%
2014	0.95%	to	1.85%	142,253	15.92	to	13.92	2,220,154	5.43%	-0.05%	to	-0.96%
2013	0.95%	to	1.80%	156,682	15.93	to	14.06	2,448,959	5.15%	4.69%	to	3.74%
VIP Index 500 Portfolio - Initial Class (FIP)
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
2016	0.95%	to	1.70%	767,109	25.77	to	16.78	20,707,304	1.45%	10.80%	to	9.96%
2015	0.95%	to	1.70%	822,977	23.26	to	15.26	20,123,483	1.93%	0.37%	to	-0.39%
2014	0.95%	to	1.70%	908,022	23.17	to	15.32	22,232,469	1.58%	12.49%	to	11.64%
2013	0.95%	to	1.70%	1,013,678	20.60	to	13.72	22,128,351	1.79%	30.99%	to	30.00%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
2016	0.95%	to	1.70%	411,242	21.53	to	17.65	8,764,791	2.23%	3.75%	to	2.97%
2015	0.95%	to	1.70%	476,871	20.75	to	17.14	9,816,897	2.51%	-1.54%	to	-2.29%
2014	0.95%	to	1.70%	523,278	21.08	to	17.54	10,971,259	2.05%	4.82%	to	4.03%
2013	0.95%	to	1.70%	614,258	20.11	to	16.86	12,322,556	2.14%	-2.71%	to	-3.45%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2017	1.30%			33,669			78.09	2,629,256	0.68%			19.24%
2016	1.30%			37,441			65.49	2,451,969	0.50%			10.78%
2015	1.30%			40,027			59.12	2,366,202	0.49%			-2.67%
2014	1.30%			44,778			60.74	2,719,839	0.26%			4.90%
2013	1.30%			51,528			57.90	2,983,504	0.51%			34.46%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
2016	0.95%	to	1.85%	91,532	68.53	to	53.84	6,216,021	0.42%	11.05%	to	10.04%
2015	0.95%	to	1.85%	99,430	61.71	to	48.92	6,084,894	0.39%	-2.44%	to	-3.32%
2014	0.95%	to	1.85%	110,806	63.26	to	50.61	6,952,474	0.16%	5.19%	to	4.23%
2013	0.95%	to	1.85%	122,757	60.14	to	48.55	7,326,939	0.42%	34.77%	to	33.55%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
2016	0.95%	to	2.15%	331,701	38.61	to	31.51	12,485,102	0.30%	10.86%	to	9.52%
2015	0.95%	to	2.15%	389,521	34.83	to	28.77	13,256,251	0.25%	-2.56%	to	-3.74%
2014	0.95%	to	2.15%	406,269	35.74	to	29.89	14,218,753	0.02%	5.02%	to	3.75%
2013	0.95%	to	2.15%	466,088	34.03	to	28.81	15,517,857	0.25%	34.58%	to	32.95%
VIP Money Market Portfolio - Initial Class (FMMP)
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
2016	0.95%	to	1.50%	317,926	12.61	to	11.46	3,883,361	0.20%	-0.75%	to	-1.29%
2015	0.95%	to	1.50%	365,560	12.71	to	11.61	4,519,603	0.03%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	402,886	12.83	to	11.79	5,042,132	0.01%	-0.94%	to	-1.49%
2013	0.95%	to	1.50%	500,583	12.95	to	11.97	6,363,170	0.03%	-0.92%	to	-1.47%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%
2016	1.30%	to	1.50%	323,022	18.83	to	15.47	5,963,170	1.41%	-6.29%	to	-6.48%
2015	1.30%	to	1.50%	353,433	20.09	to	16.54	6,969,968	1.32%	2.28%	to	2.07%
2014	1.30%	to	1.50%	390,733	19.64	to	16.21	7,538,148	1.28%	-9.27%	to	-9.46%
2013	1.30%	to	1.50%	436,028	21.65	to	17.90	9,283,388	1.37%	28.74%	to	28.48%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
2016	0.95%	to	1.45%	94,480	16.19	to	13.01	1,487,928	1.31%	-6.02%	to	-6.49%
2015	0.95%	to	1.45%	105,016	17.23	to	13.91	1,763,779	1.30%	2.51%	to	1.99%
2014	0.95%	to	1.45%	96,139	16.81	to	13.64	1,597,059	1.18%	-9.03%	to	-9.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.95%	to	1.45%	109,793	$18.48	to	$15.07	$2,006,235	0.96%	29.14%	to	28.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
2016	0.95%	to	2.15%	204,269	11.13	to	9.09	2,210,272	1.22%	-6.17%	to	-7.30%
2015	0.95%	to	2.15%	220,079	11.86	to	9.80	2,541,116	1.26%	2.32%	to	1.08%
2014	0.95%	to	2.15%	131,974	11.59	to	9.70	1,500,228	1.06%	-9.17%	to	-10.27%
2013	0.95%	to	2.15%	145,485	12.77	to	10.81	1,824,186	1.08%	28.93%	to	27.37%
VIP Value Portfolio - Service Class 2 (FV2)
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
2016	0.95%	to	1.75%	16,956	21.31	to	18.78	351,773	0.87%	10.65%	to	9.76%
2015	0.95%	to	1.75%	19,083	19.26	to	17.11	358,882	1.02%	-1.91%	to	-2.71%
2014	0.95%	to	1.75%	23,065	19.64	to	17.59	443,199	1.10%	10.05%	to	9.16%
2013	0.95%	to	1.75%	24,971	17.84	to	16.11	437,036	0.90%	30.93%	to	29.87%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
2016	0.95%	to	1.10%	3,705	26.13	to	25.56	96,173	0.98%	8.44%	to	8.28%
2015	0.95%	to	1.10%	5,110	24.10	to	23.61	122,431	1.04%	-3.98%	to	-4.12%
2014	0.95%	to	1.20%	5,297	25.10	to	24.31	131,973	0.82%	5.68%	to	5.41%
2013	0.95%	to	1.20%	7,784	23.75	to	23.06	184,084	0.85%	29.21%	to	28.88%
VIP Value Portfolio - Service Class (FVS)
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
2016	0.95%	to	1.05%	10,654	21.83	to	21.49	232,072	0.99%	10.84%	to	10.73%
2015	0.95%	to	1.05%	10,947	19.70	to	19.41	215,163	1.27%	-1.76%	to	-1.86%
2014	0.95%	to	1.05%	11,500	20.05	to	19.78	230,118	1.28%	10.25%	to	10.14%
2013	0.95%	to	1.05%	11,786	18.19	to	17.96	213,945	0.85%	31.04%	to	30.90%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
2016	0.95%	to	1.40%	38,141	25.49	to	23.85	950,548	1.57%	15.23%	to	14.70%
2015	0.95%	to	1.50%	45,531	22.12	to	20.51	986,227	1.66%	-4.33%	to	-4.86%
2014	0.95%	to	1.50%	51,315	23.12	to	21.56	1,164,183	1.55%	7.97%	to	7.37%
2013	0.95%	to	1.50%	55,290	21.42	to	20.08	1,163,914	1.75%	28.82%	to	28.10%
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
2016	0.95%	to	1.35%	5,341	17.49	to	16.48	91,309	2.14%	6.47%	to	6.04%
2015	0.95%	to	1.35%	6,555	16.42	to	15.55	105,556	3.48%	-7.20%	to	-7.57%
2014	0.95%	to	1.35%	7,607	17.70	to	16.82	132,118	2.11%	-11.73%	to	-12.09%
2013	0.95%	to	1.35%	8,833	20.05	to	19.13	174,111	2.51%	22.10%	to	21.61%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
2016	0.95%	to	1.40%	35,569	13.50	to	12.98	473,365	3.99%	12.11%	to	11.60%
2015	0.95%	to	1.45%	42,788	12.04	to	11.59	508,675	2.93%	-7.10%	to	-7.57%
2014	0.95%	to	1.45%	45,326	12.97	to	12.53	580,911	2.62%	1.87%	to	1.36%
2013	0.95%	to	1.40%	41,509	12.73	to	12.40	523,166	12.05%	22.59%	to	22.04%
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%
2016	0.95%	to	1.85%	88,018	18.52	to	16.17	1,582,192	0.00%	1.05%	to	0.13%
2015	0.95%	to	1.85%	106,159	18.32	to	16.14	1,886,304	0.00%	3.76%	to	2.81%
2014	0.95%	to	1.85%	122,995	17.66	to	15.70	2,106,204	0.00%	7.14%	to	6.17%
2013	0.95%	to	1.85%	145,154	16.48	to	14.79	2,325,884	0.24%	38.47%	to	37.21%
VI Comstock Fund - Series II Shares (ACC2)
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
2016	0.95%	to	2.15%	170,225	23.06	to	19.24	3,812,937	1.33%	15.88%	to	14.48%
2015	0.95%	to	2.15%	189,558	19.90	to	16.81	3,672,470	1.63%	-7.09%	to	-8.21%
2014	0.95%	to	2.15%	231,791	21.42	to	18.31	4,836,609	1.08%	8.06%	to	6.75%
2013	0.95%	to	2.15%	260,485	19.82	to	17.15	5,039,560	1.42%	34.36%	to	32.74%
VI Core Equity Fund - Series I Shares (AVGI)
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.35%	2,492	$17.30	to	$16.57	$42,335	0.71%	9.22%	to	8.78%
2015	0.95%	to	1.35%	2,897	15.84	to	15.23	45,163	0.83%	-6.67%	to	-7.04%
2014	0.95%	to	1.35%	5,234	16.97	to	16.38	87,687	0.77%	7.12%	to	6.69%
2013	0.95%	to	1.35%	12,622	15.84	to	15.36	198,308	1.36%	28.02%	to	27.50%
VI Core Equity Fund - Series II Shares (AVCE2)
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
2016	0.95%	to	1.80%	32,638	16.85	to	15.37	534,914	0.50%	8.98%	to	8.04%
2015	0.95%	to	1.80%	42,621	15.46	to	14.23	644,102	0.92%	-6.90%	to	-7.69%
2014	0.95%	to	1.80%	43,593	16.61	to	15.41	709,156	0.64%	6.82%	to	5.91%
2013	0.95%	to	1.80%	54,719	15.55	to	14.55	837,137	1.25%	27.71%	to	26.62%
VI International Growth Fund - Series II Shares (AVIE2)
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
2016	0.95%	to	1.80%	5,752	22.77	to	20.03	128,353	1.11%	-1.64%	to	-2.48%
2015	0.95%	to	1.80%	6,841	23.15	to	20.54	154,696	1.29%	-3.54%	to	-4.37%
2014	0.95%	to	1.80%	6,963	24.00	to	21.48	163,423	1.29%	-0.86%	to	-1.71%
2013	0.95%	to	1.80%	11,559	24.21	to	21.85	273,472	0.99%	17.59%	to	16.58%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
2016	0.95%	to	1.35%	5,595	23.11	to	21.78	125,986	0.08%	12.36%	to	11.91%
2015	0.95%	to	1.35%	6,197	20.56	to	19.46	124,420	0.34%	-4.94%	to	-5.32%
2014	0.95%	to	1.35%	6,573	21.63	to	20.56	139,185	0.04%	3.44%	to	3.02%
2013	0.95%	to	1.35%	7,548	20.91	to	19.96	154,972	0.67%	27.59%	to	27.08%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017			1.10%	672			17.07	11,485	0.00%			21.15%
2016			1.10%	719			14.09	10,142	0.00%			-0.35%
2015			1.10%	725			14.14	10,263	0.00%			0.09%
2014	0.95%	to	1.10%	1,255	14.18	to	14.12	17,737	0.00%	7.01%	to	6.85%
2013	0.95%	to	1.10%	2,029	13.25	to	13.22	26,827	0.40%	35.71%	to	35.51%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.95%	to	1.40%	8,907	17.00	to	16.56	149,902	0.00%	20.98%	to	20.44%
2016	0.95%	to	1.40%	8,047	14.05	to	13.75	112,037	0.00%	-0.38%	to	-0.83%
2015	0.95%	to	1.40%	8,667	14.10	to	13.87	121,473	0.00%	0.08%	to	-0.37%
2014	0.95%	to	1.40%	7,694	14.09	to	13.92	107,898	0.00%	6.67%	to	6.18%
2013	0.95%	to	1.35%	8,055	13.21	to	13.12	106,042	0.21%	35.31%	to	34.76%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
2016	0.95%	to	1.30%	5,338	8.98	to	8.89	47,748	1.20%	19.64%	to	19.21%
2015	1.10%	to	1.30%	4,172	7.48	to	7.46	31,215	0.56%	-20.94%	to	-21.10%
2014	0.95%	to	1.40%	11,025	9.48	to	9.45	104,191	1.76%	-5.24%	to	-5.53%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
2016	0.95%	to	1.75%	105,949	10.24	to	10.09	1,080,927	0.39%	4.84%	to	3.99%
2015	0.95%	to	1.75%	124,976	9.77	to	9.71	1,218,458	0.48%	-2.34%	to	-2.95%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
2016	0.95%	to	1.95%	88,955	15.75	to	13.54	1,352,466	0.00%	3.62%	to	2.58%
2015	0.95%	to	1.95%	102,550	15.20	to	13.20	1,504,935	0.00%	3.44%	to	2.40%
2014	0.95%	to	1.95%	110,623	14.69	to	12.89	1,573,254	0.00%	7.53%	to	6.44%
2013	0.95%	to	1.95%	134,673	13.66	to	12.11	1,783,856	0.00%	35.91%	to	34.54%
New Discovery Series - Service Class (MNDSC)
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
2016	0.95%	to	1.65%	55,880	21.94	to	19.75	1,189,536	0.00%	7.77%	to	7.01%
2015	0.95%	to	1.65%	63,315	20.36	to	18.45	1,252,195	0.00%	-3.08%	to	-3.76%
2014	0.95%	to	1.65%	70,878	21.01	to	19.17	1,450,278	0.00%	-8.37%	to	-9.02%
2013	0.95%	to	1.65%	102,483	22.93	to	21.08	2,287,169	0.00%	39.88%	to	38.89%
Value Series - Service Class (MVFSC)
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.95%	88,675	$26.41	to	$22.71	$2,276,151	1.88%	12.70%	to	11.56%
2015	0.95%	to	1.95%	112,280	23.44	to	20.36	2,555,991	2.16%	-1.88%	to	-2.87%
2014	0.95%	to	1.95%	115,716	23.88	to	20.96	2,678,875	1.29%	9.16%	to	8.05%
2013	0.95%	to	1.95%	136,730	21.88	to	19.40	2,904,326	0.99%	34.31%	to	32.95%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%
2016	0.95%	to	2.00%	54,089	16.51	to	15.38	876,705	1.16%	2.86%	to	1.77%
2015	0.95%	to	2.00%	64,083	16.05	to	15.11	1,014,648	1.81%	5.31%	to	4.19%
2014	0.95%	to	2.00%	64,727	15.24	to	14.51	975,119	1.90%	0.17%	to	-0.89%
2013	0.95%	to	1.70%	48,519	15.22	to	14.80	734,361	1.27%	26.42%	to	25.47%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
2016	0.95%	to	1.75%	13,367	14.29	to	12.79	188,797	1.66%	4.86%	to	4.01%
2015	0.95%	to	1.75%	13,715	13.63	to	12.30	184,873	3.05%	-1.77%	to	-2.57%
2014	0.95%	to	1.75%	22,321	13.88	to	12.62	306,541	2.93%	6.54%	to	5.68%
2013	0.95%	to	1.75%	23,731	13.02	to	11.94	305,880	3.03%	-1.52%	to	-2.32%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
2016	0.95%	to	1.20%	6,355	25.93	to	25.44	163,769	1.69%	19.07%	to	18.77%
2015	1.00%	to	1.20%	13,079	21.71	to	21.42	282,724	2.22%	-5.40%	to	-5.59%
2014	1.00%	to	1.20%	14,648	22.95	to	22.68	334,779	1.88%	11.82%	to	11.59%
2013	1.00%	to	1.40%	14,663	20.52	to	20.14	299,895	2.69%	30.36%	to	29.83%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
2016	0.95%	to	1.75%	205,107	16.35	to	14.99	3,312,038	1.85%	7.97%	to	7.10%
2015	0.95%	to	1.50%	249,697	15.14	to	14.35	3,735,569	1.42%	0.02%	to	-0.53%
2014	0.95%	to	1.50%	273,288	15.14	to	14.43	4,099,195	0.90%	3.99%	to	3.42%
2013	0.95%	to	1.50%	323,074	14.56	to	13.95	4,663,034	1.27%	22.11%	to	21.44%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
2016	0.95%	to	1.80%	53,528	12.21	to	11.14	640,740	2.71%	1.68%	to	0.81%
2015	0.95%	to	1.80%	70,490	12.01	to	11.05	831,149	1.36%	-1.18%	to	-2.03%
2014	0.95%	to	1.80%	83,864	12.15	to	11.27	1,002,287	1.15%	3.98%	to	3.09%
2013	0.95%	to	1.80%	106,248	11.68	to	10.94	1,226,093	1.63%	-3.50%	to	-4.33%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
2016	0.95%	to	1.80%	89,158	16.77	to	15.30	1,472,969	1.44%	-0.76%	to	-1.61%
2015	0.95%	to	1.80%	98,720	16.90	to	15.55	1,644,972	0.65%	5.53%	to	4.63%
2014	0.95%	to	1.80%	112,401	16.01	to	14.86	1,779,169	0.70%	0.87%	to	0.00%
2013	0.95%	to	1.80%	126,264	15.87	to	14.86	1,986,456	0.38%	27.42%	to	26.33%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
2016	0.95%	to	1.80%	149,664	17.44	to	15.91	2,579,019	0.22%	8.03%	to	7.11%
2015	0.95%	to	1.80%	161,606	16.14	to	14.85	2,581,160	0.73%	5.42%	to	4.51%
2014	0.95%	to	1.80%	177,632	15.31	to	14.21	2,693,013	0.43%	7.04%	to	6.12%
2013	0.95%	to	1.80%	211,865	14.31	to	13.39	3,005,839	0.32%	28.38%	to	27.28%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
2016	0.95%	to	1.55%	41,588	15.26	to	14.39	627,366	1.22%	10.03%	to	9.37%
2015	0.95%	to	1.55%	55,498	13.87	to	13.16	763,295	0.85%	0.13%	to	-0.48%
2014	0.95%	to	1.55%	60,623	13.85	to	13.22	832,992	0.79%	9.18%	to	8.52%
2013	0.95%	to	1.55%	69,286	12.69	to	12.18	873,349	1.05%	31.71%	to	30.91%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
2016	0.95%	to	1.35%	17,297	10.76	to	10.65	185,152	6.29%	13.07%	to	12.62%
2015	0.95%	to	1.35%	16,431	9.52	to	9.46	155,821	5.19%	-3.53%	to	-3.92%
2014	0.95%	to	1.35%	18,526	9.87	to	9.84	182,547	3.93%	-1.31%	to	-1.59%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.95%	to	1.75%	47,424	$31.53	to	$27.72	$1,455,118	0.94%	39.88%	to	38.76%
2016	0.95%	to	1.75%	50,081	22.54	to	19.98	1,100,350	0.83%	6.46%	to	5.60%
2015	0.95%	to	1.75%	59,542	21.17	to	18.92	1,228,080	0.45%	-17.03%	to	-17.70%
2014	0.95%	to	1.75%	65,863	25.51	to	22.98	1,640,044	1.26%	-6.63%	to	-7.38%
2013	0.95%	to	1.60%	11,457	27.33	to	25.27	308,668	0.95%	-0.52%	to	-1.18%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
2016	0.95%	to	1.55%	16,711	8.74	to	8.30	144,624	1.59%	-0.32%	to	-0.92%
2015	0.95%	to	1.55%	22,934	8.77	to	8.37	199,283	0.30%	-4.14%	to	-4.72%
2014	0.95%	to	1.55%	20,275	9.15	to	8.79	183,256	3.90%	-1.66%	to	-2.26%
2013	0.95%	to	1.55%	18,072	9.31	to	8.99	166,397	0.54%	16.45%	to	15.74%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
2016	0.95%	to	1.00%	4,304	14.83	to	14.77	63,780	0.60%	12.47%	to	12.41%
2015	0.95%	to	1.35%	4,457	13.19	to	12.79	58,425	0.57%	-2.13%	to	-2.53%
2014	0.95%	to	1.35%	6,116	13.48	to	13.12	81,695	0.75%	5.55%	to	5.12%
2013	0.95%	to	1.55%	10,248	12.77	to	12.34	128,493	1.60%	42.17%	to	41.31%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017			1.10%	447			19.47	8,702	0.35%			17.32%
2016			1.10%	952			16.59	15,798	0.83%			8.90%
2015			1.10%	952			15.24	14,506	0.96%			-1.42%
2014			1.10%	447			15.46	6,909	1.00%			9.39%
2013			1.10%	447			14.13	6,316	1.02%			37.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%
2016	1.00%	to	1.10%	785	16.61	to	16.47	13,030	0.76%	9.01%	to	8.90%
2015	1.00%	to	1.10%	747	15.24	to	15.12	11,394	0.34%	-1.41%	to	-1.51%
2014	1.00%	to	1.10%	2,044	15.46	to	15.35	31,454	1.47%	9.40%	to	9.29%
2013	1.00%	to	1.10%	2,346	14.13	to	14.05	33,022	0.73%	37.17%	to	37.03%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
2016	0.95%	to	1.20%	84,394	13.73	to	13.44	1,139,909	2.37%	7.34%	to	7.07%
2015	0.95%	to	1.25%	85,029	12.80	to	12.50	1,071,990	2.68%	-2.69%	to	-2.98%
2014	0.95%	to	1.20%	84,576	13.15	to	12.93	1,097,895	2.05%	3.50%	to	3.24%
2013	0.95%	to	1.50%	87,629	12.70	to	12.31	1,100,352	0.75%	28.25%	to	27.53%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
2016	0.95%	to	1.60%	51,320	13.38	to	12.64	679,433	2.42%	5.10%	to	4.42%
2015	0.95%	to	1.60%	62,080	12.73	to	12.11	783,022	2.59%	-2.00%	to	-2.64%
2014	0.95%	to	1.60%	72,029	12.99	to	12.44	925,805	2.26%	3.31%	to	2.63%
2013	0.95%	to	1.60%	80,386	12.58	to	12.12	1,000,844	1.39%	13.57%	to	12.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
2016	0.95%	to	1.65%	42,141	13.76	to	12.94	569,888	2.68%	6.30%	to	5.56%
2015	0.95%	to	1.65%	47,727	12.94	to	12.26	608,949	3.01%	-2.27%	to	-2.96%
2014	0.95%	to	1.65%	49,582	13.24	to	12.63	648,370	2.48%	3.70%	to	2.97%
2013	0.95%	to	1.65%	50,767	12.77	to	12.27	640,054	1.56%	20.09%	to	19.25%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
2016	1.00%	to	1.50%	24,285	12.43	to	11.89	298,838	2.45%	3.57%	to	3.05%
2015	0.95%	to	1.50%	31,462	12.04	to	11.54	374,270	2.02%	-1.68%	to	-2.22%
2014	0.95%	to	1.50%	36,375	12.25	to	11.80	440,787	1.90%	2.35%	to	1.79%
2013	0.95%	to	1.50%	48,967	11.97	to	11.60	581,652	1.56%	3.94%	to	3.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
2016	0.95%	to	1.40%	130,521	13.61	to	13.08	1,747,835	2.60%	5.73%	to	5.25%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.95%	to	1.75%	158,808	$12.87	to	$12.09	$2,013,090	2.83%	-2.01%	to	-2.80%
2014	0.95%	to	1.75%	166,610	13.13	to	12.44	2,159,968	2.20%	3.58%	to	2.74%
2013	0.95%	to	1.75%	221,127	12.68	to	12.11	2,780,738	1.52%	16.69%	to	15.74%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
2016	0.95%	to	1.10%	10,123	13.69	to	13.51	137,606	2.56%	6.57%	to	6.41%
2015	0.95%	to	1.40%	10,857	12.85	to	12.41	138,345	3.01%	-2.44%	to	-2.89%
2014	0.95%	to	1.40%	12,424	13.17	to	12.78	162,406	2.23%	3.57%	to	3.10%
2013	0.95%	to	1.10%	13,959	12.72	to	12.61	176,480	0.93%	23.10%	to	22.91%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
2016	0.95%	to	1.60%	37,587	13.18	to	12.45	481,553	1.63%	4.99%	to	4.31%
2015	0.95%	to	1.60%	94,097	12.55	to	11.93	1,161,607	2.43%	-2.01%	to	-2.65%
2014	0.95%	to	1.60%	99,128	12.81	to	12.26	1,253,777	2.44%	3.09%	to	2.42%
2013	0.95%	to	1.60%	94,032	12.42	to	11.97	1,154,374	1.39%	10.18%	to	9.46%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%
2016	1.10%	to	1.20%	580	13.03	to	12.91	7,520	3.20%	4.19%	to	4.09%
2015	1.10%	to	1.20%	539	12.50	to	12.41	6,713	3.03%	-1.81%	to	-1.91%
2014	0.95%	to	1.20%	538	12.86	to	12.65	6,836	1.26%	4.06%	to	3.79%
2013	0.95%	to	1.35%	1,919	12.36	to	12.08	23,479	2.02%	-2.84%	to	-3.24%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
2016	0.95%	to	1.55%	57,867	12.90	to	12.24	735,814	2.89%	4.01%	to	3.38%
2015	0.95%	to	1.55%	55,563	12.40	to	11.84	679,981	3.40%	-1.82%	to	-2.42%
2014	0.95%	to	1.55%	38,904	12.63	to	12.13	488,836	2.85%	3.68%	to	3.06%
2013	0.95%	to	1.70%	32,681	12.18	to	11.67	395,943	1.98%	-3.06%	to	-3.79%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
2016	0.95%	to	1.55%	43,208	13.80	to	13.10	586,593	2.85%	2.36%	to	1.74%
2015	0.95%	to	1.55%	42,466	13.49	to	12.87	563,934	1.56%	-1.46%	to	-2.06%
2014	0.95%	to	1.55%	40,200	13.69	to	13.14	544,084	1.92%	3.89%	to	3.26%
2013	0.95%	to	1.70%	45,737	13.18	to	12.62	596,945	1.63%	-2.98%	to	-3.71%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
2016	0.95%	to	1.65%	2,815	16.28	to	15.09	44,695	0.97%	10.10%	to	9.33%
2015	0.95%	to	1.65%	3,840	14.79	to	13.81	55,762	0.89%	-0.29%	to	-1.00%
2014	0.95%	to	1.65%	4,378	14.83	to	13.94	63,906	0.79%	10.75%	to	9.97%
2013	0.95%	to	1.65%	7,959	13.39	to	12.68	103,859	0.93%	29.55%	to	28.63%
NVIT Government Bond Fund - Class I (GBF)
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
2016	0.95%	to	1.85%	328,316	14.82	to	12.94	4,760,379	1.80%	-0.21%	to	-1.12%
2015	0.95%	to	1.85%	387,938	14.86	to	13.09	5,642,246	1.74%	-1.06%	to	-1.96%
2014	0.95%	to	1.85%	414,421	15.01	to	13.35	6,094,662	1.95%	3.58%	to	2.63%
2013	0.95%	to	1.85%	482,678	14.50	to	13.01	6,865,740	1.87%	-4.97%	to	-5.83%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
2016	0.95%	to	1.80%	140,182	21.72	to	19.11	2,919,621	1.57%	8.43%	to	7.50%
2015	0.95%	to	1.80%	173,552	20.03	to	17.77	3,348,897	1.29%	-1.94%	to	-2.78%
2014	0.95%	to	1.80%	208,877	20.43	to	18.28	4,118,984	1.56%	3.99%	to	3.10%
2013	0.95%	to	1.85%	247,650	19.64	to	17.63	4,721,809	1.37%	26.04%	to	24.89%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
2016	0.95%	to	1.85%	44,527	16.50	to	15.39	726,545	1.92%	5.30%	to	4.34%
2015	0.95%	to	1.85%	44,911	15.67	to	14.75	697,099	1.63%	-1.12%	to	-2.02%
2014	0.95%	to	1.85%	47,801	15.85	to	15.05	751,812	1.43%	3.59%	to	2.65%
2013	0.95%	to	1.85%	58,907	15.30	to	14.66	893,501	1.69%	12.35%	to	11.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.95%	to	1.55%	1,959	$21.65	to	$20.54	$41,929	1.77%	13.72%	to	13.03%
2016	0.95%	to	1.75%	2,639	19.04	to	17.89	49,446	1.95%	6.72%	to	5.86%
2015	1.00%	to	1.35%	2,225	17.78	to	17.37	39,357	1.45%	-1.53%	to	-1.87%
2014	1.00%	to	1.20%	3,338	18.06	to	17.85	59,931	1.57%	4.16%	to	3.95%
2013	1.00%	to	1.50%	5,309	17.34	to	16.93	90,958	1.82%	18.30%	to	17.70%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
2016	0.95%	to	2.15%	342,635	15.21	to	12.69	5,019,715	1.87%	3.28%	to	2.03%
2015	0.95%	to	2.15%	385,476	14.73	to	12.44	5,487,412	1.58%	-0.69%	to	-1.89%
2014	0.95%	to	2.15%	459,109	14.83	to	12.68	6,595,738	1.81%	2.90%	to	1.66%
2013	0.95%	to	2.15%	494,068	14.41	to	12.47	6,913,698	1.58%	3.84%	to	2.58%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
2016	0.95%	to	1.95%	1,474,336	19.09	to	16.42	27,047,874	1.79%	6.13%	to	5.06%
2015	0.95%	to	1.95%	1,689,762	17.99	to	15.63	29,295,579	1.54%	-1.28%	to	-2.28%
2014	0.95%	to	1.95%	1,938,210	18.22	to	15.99	34,166,235	1.61%	4.18%	to	3.13%
2013	0.95%	to	1.95%	2,268,124	17.49	to	15.50	38,487,468	1.60%	15.52%	to	14.35%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
2016	0.95%	to	1.95%	701,777	20.76	to	17.86	14,034,174	1.74%	7.45%	to	6.37%
2015	0.95%	to	1.95%	777,869	19.32	to	16.79	14,500,365	1.36%	-1.67%	to	-2.67%
2014	0.95%	to	1.95%	931,094	19.65	to	17.25	17,668,342	1.63%	3.96%	to	2.91%
2013	0.95%	to	1.95%	1,055,764	18.90	to	16.76	19,345,239	1.65%	21.22%	to	19.99%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%
2016	0.95%	to	2.15%	441,268	17.43	to	14.54	7,372,985	1.88%	4.70%	to	3.44%
2015	0.95%	to	2.15%	493,861	16.64	to	14.06	7,924,346	1.56%	-0.98%	to	-2.18%
2014	0.95%	to	2.15%	591,877	16.81	to	14.37	9,626,180	1.62%	3.74%	to	2.49%
2013	0.95%	to	2.15%	748,885	16.20	to	14.02	11,791,219	1.65%	9.45%	to	8.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
2016	0.95%	to	1.50%	13,234	32.17	to	29.66	415,535	1.23%	19.15%	to	18.49%
2015	0.95%	to	1.50%	12,623	27.00	to	25.03	332,629	0.96%	-3.46%	to	-4.00%
2014	0.95%	to	1.50%	17,254	27.96	to	26.07	472,453	0.97%	8.38%	to	7.78%
2013	0.95%	to	1.50%	21,369	25.80	to	24.19	539,951	1.15%	31.78%	to	31.05%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
2016	0.95%	to	2.15%	98,586	29.78	to	24.90	2,846,545	1.13%	18.88%	to	17.44%
2015	0.95%	to	2.15%	98,080	25.05	to	21.20	2,383,700	0.84%	-3.70%	to	-4.86%
2014	0.95%	to	2.15%	112,584	26.01	to	22.29	2,846,260	0.84%	8.14%	to	6.83%
2013	0.95%	to	2.15%	133,184	24.05	to	20.86	3,125,081	0.90%	31.55%	to	29.95%
NVIT Money Market Fund - Class I (SAM)
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
2016	0.95%	to	1.80%	1,270,668	10.21	to	8.98	12,767,988	0.01%	-0.94%	to	-1.79%
2015	0.95%	to	1.80%	1,436,234	10.31	to	9.15	14,573,686	0.00%	-0.95%	to	-1.80%
2014	0.95%	to	1.80%	1,641,047	10.41	to	9.31	16,844,106	0.00%	-0.95%	to	-1.80%
2013	0.95%	to	2.00%	1,965,186	10.51	to	9.26	20,375,429	0.00%	-0.95%	to	-2.00%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
2016			1.10%	1,436			10.41	14,955	1.11%			-3.54%
2015	1.10%	to	1.40%	1,779	10.80	to	10.55	19,151	0.13%	-1.75%	to	-2.05%
2014	1.10%	to	1.40%	1,847	10.99	to	10.77	20,231	2.50%	-2.44%	to	-2.73%
2013	0.95%	to	1.40%	5,153	11.36	to	11.07	58,252	1.14%	19.93%	to	19.38%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017			1.10%	3,171			10.73	34,031	2.73%			21.58%
2016			1.10%	3,213			8.83	28,362	3.10%			4.07%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015			1.10%	3,256			$8.48	$27,618	1.23%			-6.16%
2014			1.10%	3,305			9.04	29,874	1.88%			-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.95%	to	1.55%	32,621	10.69	to	10.45	347,560	2.42%	21.37%	to	20.64%
2016	0.95%	to	1.55%	36,695	8.81	to	8.66	322,351	2.49%	3.99%	to	3.36%
2015	0.95%	to	1.55%	44,599	8.47	to	8.38	376,954	0.95%	-6.24%	to	-6.81%
2014	0.95%	to	1.55%	53,643	9.03	to	8.99	483,983	1.93%	-9.68%	to	-10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
2016	0.95%	to	1.15%	2,290	15.29	to	15.03	34,599	0.44%	1.02%	to	0.82%
2015	0.95%	to	1.15%	3,379	15.14	to	14.90	50,650	0.25%	2.15%	to	1.94%
2014	1.10%	to	1.15%	2,809	14.67	to	14.62	41,161	0.23%	8.94%	to	8.88%
2013	1.10%	to	1.15%	3,341	13.47	to	13.43	44,975	0.59%	32.94%	to	32.87%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.95%	to	1.80%	147,537	17.52	to	16.12	2,529,443	1.19%	13.28%	to	12.31%
2016	0.95%	to	1.80%	171,444	15.47	to	14.35	2,603,533	1.62%	14.95%	to	13.96%
2015	0.95%	to	1.80%	198,968	13.45	to	12.59	2,634,015	0.94%	-4.35%	to	-5.17%
2014	0.95%	to	1.80%	230,538	14.07	to	13.28	3,196,940	0.99%	9.20%	to	8.26%
2013	0.95%	to	1.80%	286,062	12.88	to	12.27	3,637,106	1.14%	33.74%	to	32.60%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
2016	0.95%	to	1.35%	2,995	15.40	to	14.86	45,714	0.00%	5.05%	to	4.63%
2015	0.95%	to	1.35%	4,371	14.66	to	14.21	63,578	0.00%	-1.29%	to	-1.69%
2014	0.95%	to	1.25%	2,793	14.85	to	14.55	41,193	0.00%	2.73%	to	2.42%
2013	0.95%	to	1.55%	6,268	14.45	to	13.96	88,642	0.00%	37.29%	to	36.46%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
2016	0.95%	to	1.60%	16,845	20.01	to	18.90	334,563	2.09%	16.48%	to	15.72%
2015	0.95%	to	1.40%	8,836	17.18	to	16.59	150,490	0.80%	-3.81%	to	-4.25%
2014	0.95%	to	1.40%	17,459	17.86	to	17.32	309,102	1.69%	15.91%	to	15.38%
2013	0.95%	to	1.40%	13,100	15.41	to	15.01	200,241	1.37%	34.39%	to	33.78%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.60%
2016	0.95%	to	2.15%	33,559	17.70	to	14.76	567,694	0.00%	7.03%	to	5.74%
2015	0.95%	to	2.15%	45,215	16.53	to	13.96	720,817	0.00%	-0.43%	to	-1.63%
2014	0.95%	to	2.15%	46,424	16.60	to	14.19	746,370	0.00%	1.56%	to	0.33%
2013	0.95%	to	2.15%	56,748	16.35	to	14.14	901,613	0.00%	42.58%	to	40.86%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
2016	0.95%	to	1.10%	2,719	30.68	to	30.01	81,906	0.64%	24.74%	to	24.55%
2015	0.95%	to	1.10%	3,300	24.60	to	24.10	79,764	0.70%	-6.92%	to	-7.06%
2014	0.95%	to	1.10%	3,374	26.42	to	25.92	87,739	0.53%	6.01%	to	5.84%
2013	0.95%	to	1.10%	4,524	24.93	to	24.49	111,074	0.92%	39.07%	to	38.86%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
2016	0.95%	to	1.80%	40,192	27.51	to	24.25	1,063,262	0.44%	24.42%	to	23.36%
2015	0.95%	to	1.80%	41,521	22.11	to	19.65	885,594	0.43%	-7.18%	to	-7.98%
2014	0.95%	to	1.80%	50,506	23.82	to	21.36	1,166,164	0.30%	5.75%	to	4.84%
2013	0.95%	to	1.80%	58,522	22.53	to	20.37	1,282,510	0.62%	38.69%	to	37.50%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
2016	0.95%	to	1.50%	10,874	30.36	to	27.99	325,636	0.33%	21.67%	to	20.99%
2015	0.95%	to	1.50%	11,517	24.95	to	23.14	283,775	0.38%	-2.57%	to	-3.11%
2014	0.95%	to	1.50%	11,568	25.61	to	23.88	292,855	0.16%	-0.14%	to	-0.70%
2013	0.95%	to	1.50%	13,077	25.65	to	24.05	331,302	0.15%	39.57%	to	38.79%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.95%	40,899	$30.08	to	$25.87	$1,189,260	0.10%	21.38%	to	20.16%
2015	0.95%	to	1.95%	46,149	24.78	to	21.53	1,108,778	0.14%	-2.83%	to	-3.81%
2014	0.95%	to	1.95%	51,709	25.51	to	22.38	1,282,414	0.00%	-0.40%	to	-1.41%
2013	0.95%	to	2.00%	69,761	25.61	to	22.56	1,733,408	0.13%	39.22%	to	37.74%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
2016	0.95%	to	1.55%	8,109	10.82	to	10.27	87,131	1.37%	1.52%	to	0.91%
2015	0.95%	to	1.55%	13,668	10.66	to	10.17	144,982	1.69%	-1.29%	to	-1.89%
2014	0.95%	to	1.55%	16,278	10.80	to	10.37	174,287	0.75%	-0.46%	to	-1.06%
2013	0.95%	to	1.55%	26,766	10.85	to	10.48	288,374	1.19%	-0.85%	to	-1.45%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
2016	0.95%	to	1.50%	1,845,013	24.82	to	23.79	44,318,916	0.72%	2.65%	to	2.08%
2015	0.95%	to	1.50%	2,039,713	24.18	to	23.30	47,936,140	0.62%	4.09%	to	3.52%
2014	0.95%	to	1.50%	2,244,672	23.23	to	22.51	50,895,526	0.70%	7.77%	to	7.17%
2013	0.95%	to	1.50%	2,543,792	21.56	to	21.00	53,753,200	0.77%	35.40%	to	34.65%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
2016	0.95%	to	2.15%	1,355,624	24.33	to	22.16	32,702,586	0.49%	2.35%	to	1.11%
2015	0.95%	to	2.15%	1,539,791	23.77	to	21.92	36,338,536	0.37%	3.83%	to	2.57%
2014	0.95%	to	2.15%	1,750,475	22.90	to	21.37	39,830,519	0.45%	7.53%	to	6.23%
2013	0.95%	to	2.15%	1,981,457	21.29	to	20.12	41,961,399	0.51%	34.99%	to	33.36%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017			1.10%	319			17.35	5,534	2.03%			21.37%
2016			1.10%	337			14.29	4,817	1.72%			0.01%
2015	1.10%	to	1.25%	614	14.29	to	14.15	8,726	0.88%	-4.96%	to	-5.10%
2014	0.95%	to	1.35%	2,541	15.17	to	14.82	38,447	2.62%	-9.02%	to	-9.39%
2013	0.95%	to	1.40%	6,203	16.67	to	16.32	103,063	2.10%	18.95%	to	18.41%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
2016	0.95%	to	1.80%	75,338	14.40	to	13.36	1,070,614	1.68%	6.16%	to	5.25%
2015	0.95%	to	1.80%	89,488	13.56	to	12.69	1,198,966	2.23%	-6.56%	to	-7.36%
2014	0.95%	to	1.80%	113,421	14.51	to	13.70	1,627,083	2.88%	27.38%	to	26.29%
2013	0.95%	to	1.80%	109,194	11.39	to	10.85	1,232,835	1.18%	1.72%	to	0.85%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
2016	0.95%	to	1.40%	9,212	23.04	to	21.75	211,100	0.65%	8.82%	to	8.33%
2015	0.95%	to	1.50%	11,063	21.17	to	19.84	232,409	0.58%	-1.41%	to	-1.96%
2014	0.95%	to	1.50%	10,867	21.47	to	20.24	231,612	0.32%	9.33%	to	8.73%
2013	0.95%	to	1.70%	15,344	19.64	to	18.25	297,883	0.72%	36.30%	to	35.27%
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
2016	0.95%	to	1.10%	5,921	8.91	to	8.88	52,607	0.80%	-3.64%	to	-3.78%
2015			1.10%	4,631			9.22	42,719	0.00%			1.97%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
2016	0.95%	to	1.50%	7,872	24.68	to	22.75	190,245	1.07%	-0.87%	to	-1.42%
2015	0.95%	to	1.50%	9,251	24.89	to	23.08	225,879	1.31%	2.96%	to	2.38%
2014	0.95%	to	1.50%	10,880	24.18	to	22.54	258,268	1.70%	1.32%	to	0.76%
2013	0.95%	to	1.35%	1,030	23.86	to	22.77	24,135	1.68%	26.10%	to	25.59%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
2016	0.95%	to	1.95%	139,347	23.82	to	20.49	3,231,307	0.77%	-1.10%	to	-2.10%
2015	0.95%	to	1.95%	166,416	24.09	to	20.93	3,904,514	1.05%	2.69%	to	1.65%
2014	0.95%	to	1.95%	181,662	23.46	to	20.59	4,156,861	1.02%	1.09%	to	0.07%
2013	0.95%	to	1.95%	93,510	23.21	to	20.57	2,116,024	1.17%	25.78%	to	24.52%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.95%	to	2.00%	170,379	$25.40	to	$21.45	$4,186,060	1.04%	15.53%	to	14.31%
2016	0.95%	to	2.15%	184,565	21.99	to	18.34	3,945,367	0.87%	10.24%	to	8.91%
2015	0.95%	to	2.15%	225,918	19.94	to	16.84	4,386,194	0.66%	2.13%	to	0.89%
2014	0.95%	to	2.15%	251,712	19.53	to	16.69	4,791,120	0.58%	9.35%	to	8.03%
2013	0.95%	to	2.15%	286,306	17.86	to	15.45	4,991,994	0.84%	30.19%	to	28.61%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
2016	0.95%	to	1.35%	11,073	33.55	to	31.63	363,815	0.52%	16.93%	to	16.46%
2015	0.95%	to	1.35%	11,155	28.69	to	27.16	314,047	0.92%	-6.79%	to	-7.17%
2014	0.95%	to	1.35%	14,785	30.78	to	29.25	447,663	0.88%	10.87%	to	10.42%
2013	0.95%	to	1.35%	16,048	27.76	to	26.49	439,042	0.98%	39.68%	to	39.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
2016	0.95%	to	2.00%	23,304	18.67	to	16.67	421,867	0.27%	16.56%	to	15.33%
2015	0.95%	to	2.00%	34,671	16.02	to	14.45	539,534	0.65%	-6.99%	to	-7.97%
2014	0.95%	to	2.00%	32,819	17.22	to	15.70	550,094	0.66%	10.59%	to	9.42%
2013	0.95%	to	1.50%	31,057	15.57	to	14.92	475,099	0.70%	39.29%	to	38.52%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%
2016	0.95%	to	1.40%	12,642	10.46	to	10.26	131,676	4.59%	5.52%	to	5.05%
2015	0.95%	to	1.50%	17,781	9.91	to	9.74	175,358	5.55%	-3.19%	to	-3.73%
2014	0.95%	to	1.50%	20,807	10.24	to	10.12	212,286	4.17%	1.86%	to	1.30%
2013	0.95%	to	1.50%	22,850	10.05	to	9.99	229,262	5.11%	-1.08%	to	-1.63%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
2016	0.95%	to	1.80%	171,043	19.72	to	17.35	3,288,314	4.58%	5.26%	to	4.36%
2015	0.95%	to	1.80%	205,323	18.74	to	16.62	3,747,089	5.50%	-3.42%	to	-4.25%
2014	0.95%	to	1.80%	248,662	19.40	to	17.36	4,711,890	3.99%	1.52%	to	0.65%
2013	0.95%	to	1.85%	295,343	19.11	to	17.15	5,528,325	4.65%	-1.31%	to	-2.21%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
2016	0.95%	to	1.40%	14,640	11.39	to	10.99	164,817	1.13%	1.93%	to	1.47%
2015	0.95%	to	1.40%	13,126	11.17	to	10.84	143,633	1.41%	-8.06%	to	-8.47%
2014	0.95%	to	1.75%	21,232	12.15	to	11.60	253,914	1.97%	-0.65%	to	-1.45%
2013	0.95%	to	1.75%	56,171	12.23	to	11.77	674,800	1.69%	-7.45%	to	-8.20%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
2016	0.95%	to	1.50%	83,141	11.77	to	11.28	967,359	1.39%	0.35%	to	-0.21%
2015	0.95%	to	1.50%	101,142	11.73	to	11.30	1,172,967	3.43%	-0.74%	to	-1.29%
2014	0.95%	to	1.75%	95,889	11.82	to	11.29	1,124,571	1.02%	-0.21%	to	-1.01%
2013	0.95%	to	1.75%	118,762	11.84	to	11.40	1,398,080	1.38%	-1.18%	to	-1.98%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
2016	1.00%	to	1.55%	4,426	10.53	to	10.38	46,138	5.56%	12.08%	to	11.46%
2015	1.15%	to	1.30%	634	9.37	to	9.35	5,919	5.12%	-3.49%	to	-3.63%
2014	1.35%	to	1.40%	6,507	9.70	to	9.69	63,081	2.88%	-3.02%	to	-3.06%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
2016	0.95%	to	1.55%	61,879	10.36	to	10.33	640,191	0.00%	3.58%	to	3.29%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%
2016	0.95%	to	1.35%	6,096	14.98	to	14.12	89,214	3.35%	-3.38%	to	-3.77%
2015	0.95%	to	1.35%	6,357	15.50	to	14.67	96,466	1.17%	-0.81%	to	-1.21%
2014	0.95%	to	1.35%	6,576	15.63	to	14.85	100,807	0.97%	-7.66%	to	-8.04%
2013	0.95%	to	1.35%	7,374	16.93	to	16.15	122,673	1.39%	26.85%	to	26.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Small Cap Value Fund: Class IB (PVTSCB)
2017	0.95%	to	1.35%	1,306	$29.78	to	$27.96	$37,923	0.71%	6.85%	to	6.42%
2016	0.95%	to	1.35%	1,511	27.87	to	26.27	41,247	1.38%	26.29%	to	25.78%
2015	0.95%	to	1.50%	2,127	22.07	to	20.46	45,828	0.86%	-5.15%	to	-5.68%
2014	0.95%	to	1.50%	2,537	23.27	to	21.69	57,849	0.60%	2.45%	to	1.88%
2013	0.95%	to	1.50%	4,015	22.71	to	21.29	89,611	1.06%	38.28%	to	37.51%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
2016	0.95%	to	1.30%	44,073	7.88	to	7.75	346,781	0.26%	42.05%	to	41.55%
2015	0.95%	to	1.35%	16,595	5.54	to	5.46	91,349	0.04%	-34.26%	to	-34.52%
2014	0.95%	to	1.40%	34,151	8.43	to	8.33	286,074	0.00%	-20.11%	to	-20.48%
2013	0.95%	to	1.35%	16,288	10.56	to	10.49	171,449	0.46%	9.25%	to	8.81%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
2016	0.95%	to	1.40%	23,189	8.03	to	7.86	185,017	0.39%	42.35%	to	41.70%
2015	0.95%	to	1.45%	24,400	5.64	to	5.54	136,899	0.04%	-34.08%	to	-34.41%
2014	0.95%	to	1.75%	40,710	8.56	to	8.38	347,324	0.09%	-19.87%	to	-20.52%
2013	0.95%	to	1.75%	42,131	10.68	to	10.54	449,184	0.78%	9.48%	to	8.60%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
2016	0.95%	to	1.60%	36,561	14.15	to	13.45	512,617	0.62%	-3.49%	to	-4.12%
2015	0.95%	to	1.60%	59,145	14.66	to	14.03	856,785	0.37%	-9.22%	to	-9.81%
2014	0.95%	to	1.75%	74,382	16.15	to	15.42	1,189,002	0.49%	-6.16%	to	-6.92%
2013	0.95%	to	1.75%	138,954	17.21	to	16.57	2,364,730	1.31%	23.94%	to	22.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
2016	0.95%	to	1.60%	4,561	24.69	to	23.48	111,183	0.00%	6.73%	to	6.03%
2015	0.95%	to	1.60%	12,006	23.14	to	22.14	275,437	0.00%	-3.81%	to	-4.44%
2014	0.95%	to	1.40%	23,608	24.05	to	23.44	560,397	0.00%	-2.81%	to	-3.25%
2013	0.95%	to	1.15%	14,764	24.75	to	24.52	364,174	0.00%	48.80%	to	48.50%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	1.50%	15,519	20.87	to	19.78	318,795	0.00%	26.13%	to	25.43%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	2.00%	128,666	20.38	to	18.39	2,570,590	0.00%	25.80%	to	24.47%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.95%	to	1.30%	5,338	22.95	to	21.86	119,459	1.74%	13.93%	to	13.53%
2015	0.95%	to	1.40%	6,651	20.14	to	19.01	131,141	1.94%	-8.41%	to	-8.82%
2014	0.95%	to	1.60%	6,503	21.99	to	20.36	139,155	1.35%	9.68%	to	8.96%
2013	0.95%	to	1.40%	6,362	20.05	to	19.10	125,320	1.51%	34.39%	to	33.78%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	1.55%	34,932	19.41	to	17.87	654,655	1.19%	-7.00%	to	-7.57%
2014	0.95%	to	1.55%	36,089	20.87	to	19.33	730,917	0.84%	8.68%	to	8.02%
2013	0.95%	to	1.55%	47,114	19.20	to	17.90	876,129	0.78%	42.36%	to	41.50%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	1.75%	80,623	18.49	to	16.65	1,448,160	0.28%	10.06%	to	9.17%
2013	0.95%	to	1.75%	93,353	16.80	to	15.26	1,528,763	0.41%	28.82%	to	27.78%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	1.40%	to	1.50%	63,422	13.92	to	13.82	882,540	5.52%	-0.24%	to	-0.34%
2013	1.40%	to	1.50%	61,712	13.96	to	13.86	860,855	5.21%	4.48%	to	4.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	1.35%	13,150	16.76	to	16.18	216,553	2.21%	5.92%	to	5.49%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.95%	to	1.80%	54,288	14.17	to	13.26	756,178	4.59%	-0.05%	to	-0.91%
2013	0.95%	to	1.80%	81,373	14.17	to	13.38	1,137,128	5.60%	4.86%	to	3.96%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	1.05%	21,666	14.31	to	14.20	309,128	4.73%	0.03%	to	-0.07%
2013	0.95%	to	1.05%	30,096	14.31	to	14.21	429,467	5.51%	4.92%	to	4.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95%	to	2.00%	95,658	$20.60	to	$18.58	$1,929,994	0.39%	-0.51%	to	-1.56%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	2.00%	96,924	15.61	to	13.93	1,481,255	1.03%	-9.18%	to	-10.14%
2013	0.95%	to	1.75%	130,256	17.18	to	15.89	2,211,575	1.32%	28.92%	to	27.88%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	1.45%	19,365	15.86	to	15.03	301,657	1.14%	-9.05%	to	-9.51%
2013	0.95%	to	1.45%	23,103	17.44	to	16.61	396,954	1.15%	29.06%	to	28.41%
VIP Growth Strategies Portfolio - Service Class (obsolete) (FAGRS)
2014	0.95%	to	1.00%	2,424	16.65	to	16.54	40,331	0.01%	12.45%	to	12.39%
2013	0.95%	to	1.00%	2,616	14.81	to	14.71	38,708	0.00%	35.75%	to	35.68%
VIP Growth Strategies Portfolio - Service Class 2 (obsolete) (FAGR2)
2014	0.95%	to	2.15%	34,379	16.18	to	13.64	538,634	0.00%	12.33%	to	10.97%
2013	0.95%	to	2.15%	37,768	14.40	to	12.29	527,816	0.00%	35.41%	to	33.77%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			1.10%	3,335			13.05	43,524	1.82%			20.09%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	to	1.55%	46,158	12.91	to	12.17	588,402	2.38%	19.95%	to	19.22%

2017	Reserves for annuity contracts in payout phase:								$507,240
2017	Contract Owners’ Equity:								$402,364,511
2016	Reserves for annuity contracts in payout phase:								$669,351
2016	Contract Owners’ Equity:								$390,231,082
2015	Reserves for annuity contracts in payout phase:								$678,260
2015	Contract Owners’ Equity:								$417,467,230
2014	Reserves for annuity contracts in payout phase:								$696,109
2014	Contract Owners’ Equity:								$472,145,376
2013	Reserves for annuity contracts in payout phase:								$744,588
2013	Contract Owners’ Equity:								$520,219,801
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.